As filed with the Securities and Exchange Commission on 2/28/18

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	COMMON STOCKS—93.92%
	Aerospace & Defense—1.93%
5,299	Boeing Co.	$1,562,728
3,602	BWX Technologies, Inc.	217,885
1,119	General Dynamics Corp.	227,661
2,546	HEICO Corp. (a)	240,215
3,938	HEICO Corp.—Class A	311,299
917	Huntington Ingalls Industries, Inc.	216,137
1,399	L3 Technologies, Inc.	276,792
1,426	Lockheed Martin Corp.	457,817
1,084	Northrop Grumman Corp.	332,690
2,238	Orbital ATK, Inc.	294,297
1,605	Raytheon Co.	301,499
1,467	Rockwell Collins, Inc.	198,955
3,279	Spirit AeroSystems Holdings, Inc.—Class A	286,093
9,459	Textron, Inc.	535,285
3,474	United Technologies Corp.	443,178

		5,902,531

	Air Freight & Logistics—0.39%
4,125	C.H. Robinson Worldwide, Inc. (a)	367,496
1,367	Expeditors International of Washington, Inc.	88,431
1,673	FedEx Corp.	417,481
3,449	XPO Logistics, Inc. (a)(b)	315,894

		1,189,302

	Airlines—0.45%
2,261	Alaska Air Group, Inc.	166,206
3,842	Copa Holdings SA—Class A	515,058
13,684	JetBlue Airways Corp. (b)	305,701
5,929	Southwest Airlines Co.	388,053

		1,375,018

	Auto Components—0.23%
764	Adient Plc—ADR	60,127
1,478	Aptiv Plc (b)	125,379
1,521	Lear Corp.	268,700
1,080	Visteon Corp. (b)	135,151
816	WABCO Holdings, Inc. (b)	117,096

		706,453

	Automobiles—0.38%
54,522	Ford Motor Co.	680,980
1,082	Tesla, Inc. (a)(b)	336,881
895	Thor Industries, Inc.	134,894

		1,152,755

	Banks—4.48%
91,667	Bank of America Corp.	2,706,010
2,588	BB&T Corp.	128,675
27,257	Citigroup, Inc.	2,028,193
5,507	Citizens Financial Group, Inc.	231,184
5,177	Fifth Third Bancorp	157,070
6,847	Huntington Bancshares, Inc.	99,692

36,093	JPMorgan Chase & Co.	3,859,785
10,876	KeyCorp	219,369
644	M&T Bank Corp.	110,118
3,264	PNC Financial Services Group, Inc.	470,963
10,790	Regions Financial Corp.	186,451
3,299	SunTrust Banks, Inc.	213,082
10,981	TCF Financial Corp.	225,111
11,368	U.S. Bancorp	609,098
37,679	Wells Fargo & Co.	2,285,985
1,271	Western Alliance Bancorp (b)	71,964
1,239	Zions Bancorporation	62,978

		13,665,728

	Beverages—1.37%
3,275	Brown-Forman Corp.—Class A	220,211
4,155	Brown-Forman Corp.—Class B	285,324
1,548	Constellation Brands, Inc.—Class A	353,826
1,730	Dr. Pepper Snapple Group, Inc. (a)	167,914
2,292	Molson Coors Brewing Co.—Class B	188,104
5,347	Monster Beverage Corp. (b)	338,412
12,848	PepsiCo, Inc.	1,540,732
23,940	The Coca-Cola Co.	1,098,367

		4,192,890

	Biotechnology—1.79%
1,868	Alkermes Plc (a)(b)	102,236
985	Alnylam Pharmaceuticals, Inc. (a)(b)	125,144
5,208	Amgen, Inc.	905,671
2,207	Biogen, Inc. (b)	703,084
6,135	Bioverativ, Inc. (a)(b)	330,799
4,419	Celgene Corp. (b)	461,167
7,801	Exelixis, Inc. (b)	237,150
14,693	Gilead Sciences, Inc.	1,052,607
2,820	Juno Therapeutics, Inc. (b)	128,902
5,949	Seattle Genetics, Inc. (a)(b)	318,272
3,675	United Therapeutics Corp. (b)	543,716
3,611	Vertex Pharmaceuticals, Inc. (b)	541,144

		5,449,892

	Building Products—0.54%
2,381	A. O. Smith Corp.	145,908
2,446	Allegion Plc	194,604
1,084	Fortune Brands Home & Security, Inc. (a)	74,189
1,934	Lennox International, Inc.	402,775
6,400	Masco Corp.	281,216
4,890	Owens Corning, Inc.	449,586
2,708	USG Corp. (a)(b)	104,420

		1,652,698

	Capital Markets—2.09%
1,782	Ameriprise Financial, Inc.	301,996
20,320	BGC Partners, Inc.—Class A	307,035
3,380	Cboe Global Markets, Inc.	421,114
1,094	CME Group, Inc.	159,779
4,453	E*TRADE Financial Corp. (b)	220,735
4,676	Eaton Vance Corp.	263,680
2,339	FactSet Research Systems, Inc. (a)	450,866
6,217	Federated Investors, Inc.—Class B (a)	224,309
1,772	Intercontinental Exchange, Inc.	125,032

3,866	Lazard Ltd.—Class A	202,965
4,894	Legg Mason, Inc.	205,450
5,315	LPL Financial Holdings, Inc.	303,699
1,135	MarketAxess Holdings, Inc.	228,986
1,461	Moody’s Corp.	215,658
10,084	Morgan Stanley	529,108
909	Morningstar, Inc.	88,146
4,098	MSCI, Inc.	518,561
4,424	S&P Global, Inc.	749,426
3,556	SEI Investments Co.	255,534
1,181	State Street Corp.	115,277
3,379	T. Rowe Price Group, Inc.	354,559
1,184	The Bank of New York Mellon Corp.	63,770
1,244	The Charles Schwab Corp.	63,904

		6,369,589

	Chemicals—1.34%
988	Albemarle Corp. (a)	126,355
1,361	Celanese Corp.—Series A	145,736
5,793	DowDuPont, Inc.	412,577
1,295	Ecolab, Inc.	173,763
2,285	FMC Corp.	216,298
12,081	Huntsman Corp.	402,176
967	International Flavors & Fragrances, Inc.	147,574
802	LyondellBasell Industries NV—Class A	88,477
4,838	Monsanto Co.	564,982
370	NewMarket Corp.	147,034
2,079	Olin Corp.	73,971
56,054	Platform Specialty Products Corp. (b)	556,056
1,175	PPG Industries, Inc. (a)	137,263
590	Praxair, Inc.	91,261
3,878	RPM International, Inc.	203,285
6,437	The Chemours Co.	322,236
618	The Scotts Miracle-Gro Co.—Class A	66,120
5,630	Valvoline, Inc.	141,088
596	Westlake Chemical Corp.	63,492

		4,079,744

	Commercial Services & Supplies—0.59%
2,214	Avery Dennison Corp.	254,300
871	Cintas Corp.	135,728
2,242	Republic Services, Inc.	151,582
15,756	Rollins, Inc. (a)	733,127
3,539	Stericycle, Inc. (b)	240,616
3,356	Waste Management, Inc.	289,623

		1,804,976

	Communications Equipment—1.25%
2,606	Arista Networks, Inc. (b)	613,922
22,099	ARRIS International Plc (b)	567,723
32,830	Cisco Systems, Inc.	1,257,389
3,330	CommScope Holding Co., Inc. (b)	125,974
3,150	F5 Networks, Inc. (b)	413,343
1,540	Harris Corp.	218,141
9,593	Juniper Networks, Inc.	273,401
1,263	Motorola Solutions, Inc. (a)	114,099
842	Palo Alto Networks, Inc. (b)	122,039
1,545	QUALCOMM, Inc.	98,911

		3,804,942

	Construction & Engineering—0.93%
28,288	AECOM (a)(b)	1,050,899
18,320	Fluor Corp.	946,228
12,790	Jacobs Engineering Group, Inc.	843,629

		2,840,756

	Consumer Finance—1.27%
21,372	Ally Financial, Inc.	623,207
5,375	American Express Co.	533,791
5,848	Capital One Financial Corp.	582,344
1,060	Credit Acceptance Corp. (a)(b)	342,889
2,265	Discover Financial Services	174,224
39,101	Navient Corp. (a)	520,825
42,047	Santander Consumer USA Holdings, Inc. (a)	782,915
8,365	Synchrony Financial	322,973

		3,883,168

	Containers & Packaging—0.17%
711	AptarGroup, Inc.	61,345
2,217	Packaging Corp. of America	267,259
3,241	WestRock Co.	204,864

		533,468

	Distributors—0.16%
3,086	Genuine Parts Co.	293,201
4,946	LKQ Corp. (b)	201,154

		494,355

	Diversified Consumer Services—0.42%
1,002	Bright Horizons Family Solutions, Inc. (b)	94,188
1,393	Graham Holdings Co.—Class B	777,781
12,045	H&R Block, Inc.	315,820
1,915	ServiceMaster Global Holdings, Inc. (b)	98,182

		1,285,971

	Diversified Financial Services—0.30%
7,266	FNF Group	285,118
1,579	Interactive Brokers Group, Inc.—Class A	93,493
20,013	Leucadia National Corp.	530,144

		908,755

	Diversified Telecommunication Services—0.89%
41,138	AT&T, Inc.	1,599,445
21,032	Verizon Communications, Inc.	1,113,224

		2,712,669

	Electric Utilities—1.26%
4,868	American Electric Power Co., Inc.	358,139
4,035	Avangrid, Inc. (a)	204,090
5,013	Duke Energy Corp.	421,644
2,208	Edison International	139,634
2,352	Entergy Corp.	191,429
4,119	Eversource Energy	260,239
6,730	Exelon Corp.	265,229
5,861	FirstEnergy Corp.	179,464
6,263	Great Plains Energy, Inc.	201,919
2,713	Hawaiian Electric Industries, Inc.	98,075
3,242	NextEra Energy, Inc.	506,368
2,641	PG&E Corp.	118,396
2,127	Pinnacle West Capital Corp.	181,178
4,295	PPL Corp.	132,930

4,723	Southern Co.	227,129
1,133	Westar Energy, Inc.	59,822
6,571	Xcel Energy, Inc.	316,131

		3,861,816

	Electrical Equipment—0.75%
1,617	Acuity Brands, Inc. (a)	284,592
3,569	Agilent Technologies, Inc.	239,016
3,053	AMETEK, Inc.	221,251
1,115	Eaton Corp. Plc	88,096
2,721	Emerson Electric Co.	189,627
8,299	Regal Beloit Corp.	635,703
1,728	Rockwell Automation, Inc.	339,293
1,074	Roper Industries, Inc.	278,166

		2,275,744

	Electronic Equipment, Instruments & Components—1.06%
2,891	Amphenol Corp.—Class A	253,830
4,263	CDW Corp.	296,236
8,080	Cognex Corp.	494,173
1,269	Coherent, Inc. (b)	358,137
3,014	Dolby Laboratories, Inc.—Class A	186,868
1,517	IPG Photonics Corp. (b)	324,835
13,665	Jabil, Inc.	358,706
14,697	National Instruments Corp. (a)	611,836
1,914	Trimble, Inc. (b)	77,785
863	Universal Display Corp.	148,997
1,353	Zebra Technologies Corp.—Class A (b)	140,441

		3,251,844

	Energy Equipment & Services—0.48%
19,677	Oceaneering International, Inc. (a)	415,972
2,566	RPC, Inc. (a)	65,510
90,960	Transocean, Ltd. (a)(b)	971,453

		1,452,935

	Food & Staples Retailing—2.70%
2,274	Casey’s General Stores, Inc. (a)	254,552
4,791	Costco Wholesale Corp.	891,701
14,948	CVS Health Corp.	1,083,730
20,402	Kroger Co. (a)	560,035
417,336	Rite Aid Corp. (a)(b)	822,152
17,363	Sprouts Farmers Market, Inc. (a)(b)	422,789
7,408	SYSCO Corp.	449,888
22,313	US Foods Holding Corp. (b)	712,454
12,867	Walgreens Boots Alliance, Inc.	934,401
21,471	Wal-Mart Stores, Inc.	2,120,261

		8,251,963

	Food Products—1.78%
18,208	Archer-Daniels-Midland Co.	729,777
12,371	Blue Buffalo Pet Products, Inc. (a)(b)	405,645
3,223	Bunge Ltd.	216,199
3,590	Campbell Soup Co. (a)	172,715
19,573	Flowers Foods, Inc. (a)	377,955
3,431	Hershey Co.	389,453
2,490	Hormel Foods Corp. (a)	90,611
2,670	Ingredion, Inc.	373,266
968	Kellogg Co. (a)	65,805
4,456	Lamb Weston Holdings, Inc.	251,541

10,697	Pilgrim’s Pride Corp. (a)(b)	332,249
2,463	Pinnacle Foods, Inc.	146,474
1,632	Post Holdings, Inc. (b)	129,303
3,357	The Hain Celestial Group, Inc. (a)(b)	142,303
2,103	The J.M. Smucker Co. (a)	261,277
21,992	TreeHouse Foods, Inc. (a)(b)	1,087,724
3,317	Tyson Foods, Inc.—Class A	268,909

		5,441,206

	Gas Utilities—0.12%
1,364	Atmos Energy Corp.	117,154
5,118	UGI Corp.	240,290

		357,444

	Health Care Equipment & Supplies—1.96%
2,482	ABIOMED, Inc. (b)	465,152
3,489	Align Technology, Inc. (b)	775,221
5,561	Baxter International, Inc.	359,463
2,470	Becton Dickinson and Co. (a)	528,803
6,717	Boston Scientific Corp. (b)	166,514
1,305	Danaher Corp.	121,130
4,096	DexCom, Inc. (b)	235,070
2,730	Edwards Lifesciences Corp. (b)	307,698
2,482	Hill-Rom Holdings, Inc.	209,208
3,271	IDEXX Laboratories, Inc. (b)	511,519
1,815	Intuitive Surgical, Inc. (b)	662,366
2,532	Medtronic Plc	204,459
764	ResMed, Inc. (a)	64,703
1,446	STERIS Plc	126,482
3,782	Stryker Corp. (a)	585,605
920	Teleflex, Inc.	228,914
769	The Cooper Cos., Inc.	167,550
2,248	Varian Medical Systems, Inc. (a)(b)	249,865

		5,969,722

	Health Care Providers & Services—3.50%
2,187	Aetna, Inc.	394,513
4,848	Anthem, Inc.	1,090,849
44,867	Brookdale Senior Living, Inc. (b)	435,210
2,147	Cardinal Health, Inc.	131,547
8,721	Centene Corp. (b)	879,774
2,084	Cerner Corp. (b)	140,441
2,647	CIGNA Corp.	537,579
5,668	DaVita, Inc. (b)	409,513
15,142	Envision Healthcare Corp. (b)	523,308
11,511	Express Scripts Holding Co. (b)	859,181
3,156	Henry Schein, Inc. (a)(b)	220,541
3,603	Humana, Inc. (a)	893,796
482	Laboratory Corp. of America Holdings (b)	76,884
2,762	McKesson Corp.	430,734
4,913	MEDNAX, Inc. (b)	262,551
2,170	Patterson Cos., Inc. (a)	78,402
1,562	PerkinElmer, Inc.	114,213
11,598	UnitedHealth Group, Inc.	2,556,895
3,200	WellCare Health Plans, Inc. (b)	643,552

		10,679,483

	Health Care Technology—0.14%
2,096	athenahealth, Inc. (a)(b)	278,852
2,583	Veeva Systems, Inc.—Class A (b)	142,788

		421,640

	Hotels, Restaurants & Leisure—2.53%
3,082	Aramark	131,725
7,474	Carnival Corp.	496,049
5,783	Choice Hotels International, Inc.	448,761
3,305	Darden Restaurants, Inc.	317,346
4,020	Domino’s Pizza, Inc.	759,619
9,721	Extended Stay America, Inc.	184,699
3,821	Hilton Grand Vacations, Inc. (b)	160,291
3,436	Hilton Worldwide Holdings, Inc.	274,399
3,283	Hyatt Hotels Corp.—Class A (a)(b)	241,432
7,868	International Game Technology Plc	208,581
3,501	Las Vegas Sands Corp.	243,284
3,914	Marriott International, Inc.—Class A (a)	531,247
7,908	McDonald’s Corp.	1,361,125
1,152	Norwegian Cruise Line Holdings, Ltd. (b)	61,344
2,586	Royal Caribbean Cruises Ltd.	308,458
8,449	Starbucks Corp.	485,226
1,164	Vail Resorts, Inc.	247,315
3,088	Wyndham Worldwide Corp.	357,807
1,241	Wynn Resorts Ltd.	209,220
6,953	Yum China Holdings, Inc.	278,259
5,178	Yum! Brands, Inc.	422,577

		7,728,764

	Household Durables—0.95%
3,722	CalAtlantic Group, Inc.	209,884
3,571	D.R. Horton, Inc.	182,371
1,261	Garmin Ltd.	75,118
1,975	Lennar Corp.—Class A (a)	124,899
1,245	Lennar Corp.—Class B	64,342
775	Mohawk Industries, Inc. (b)	213,822
179	NVR, Inc. (b)	627,971
6,518	PulteGroup, Inc.	216,723
4,251	Tempur Sealy International, Inc. (b)	266,495
10,896	Toll Brothers, Inc.	523,226
6,315	Tupperware Brands Corp.	395,951

		2,900,802

	Household Products—1.14%
2,119	Church & Dwight, Inc.	106,310
2,753	Clorox Co. (a)	409,481
8,417	Colgate-Palmolive Co.	635,063
4,108	Energizer Holdings, Inc. (a)	197,102
3,179	Kimberly-Clark Corp.	383,578
19,105	Procter & Gamble Co.	1,755,367

		3,486,901

	Independent Power and Renewable Electricity Producers—0.67%
17,303	AES Corp.	187,391
86,951	Calpine Corp. (b)	1,315,569
14,308	NRG Energy, Inc. (a)	407,492
7,710	Vistra Energy Corp. (a)(b)	141,247

		2,051,699

	Industrial Conglomerates—0.90%
6,595	3M Co.	1,552,265
12,121	General Electric Co.	211,512

5,031	Honeywell International, Inc.	771,554
51	Seaboard Corp.	224,910

		2,760,241

	Insurance—3.38%
2,481	Aflac, Inc.	217,782
6,441	Allstate Corp.	674,437
3,130	American Financial Group, Inc.	339,730
3,328	Aon Plc	445,952
817	Arch Capital Group, Ltd. (b)	74,159
2,411	Arthur J. Gallagher & Co.	152,568
5,651	Assured Guaranty, Ltd.	191,400
2,452	Athene Holding, Ltd. (b)	126,793
15,155	Berkshire Hathaway, Inc.—Class B (b)	3,004,024
2,224	Chubb, Ltd.	324,993
7,187	CNA Financial Corp.	381,270
1,170	Erie Indemnity Co.—Class A	142,553
3,908	First American Financial Corp.	219,004
5,694	Hartford Financial Services Group, Inc.	320,458
5,221	Lincoln National Corp.	401,338
81	Markel Corp. (b)	92,270
5,543	Marsh & McLennan Cos., Inc.	451,145
12,812	Old Republic International Corp.	273,921
9,037	Progressive Corp.	508,964
4,747	Prudential Financial, Inc.	545,810
3,068	Reinsurance Group of America, Inc.	478,393
1,552	The Travelers Cos., Inc.	210,513
7,393	Unum Group	405,802
2,646	W.R. Berkley Corp.	189,586
971	Willis Towers Watson Plc	146,320

		10,319,185

	Internet & Direct Marketing Retail—2.66%
3,685	Amazon.com, Inc. (b)	4,309,497
2,617	Expedia, Inc.	313,438
10,433	Liberty Expedia Holdings, Inc.—Class A (b)	462,495
7,149	Liberty Interactive Corp. QVC Group—Class A (b)	174,579
1,077	Liberty Ventures—Series A (b)	58,417
4,163	Netflix, Inc. (b)	799,129
609	The Priceline Group, Inc. (b)	1,058,284
8,085	TripAdvisor, Inc. (a)(b)	278,609
8,153	Wayfair, Inc.—Class A (a)(b)	654,441

		8,108,889

	Internet Software & Services—4.31%
7,073	Akamai Technologies, Inc. (b)	460,028
2,949	Alphabet, Inc.—Class A (b)	3,106,477
2,963	Alphabet, Inc.—Class C (b)	3,100,483
877	CoStar Group, Inc. (b)	260,425
8,729	eBay, Inc. (b)	329,433
25,580	Facebook, Inc.—Class A (b)	4,513,847
2,076	GoDaddy, Inc.—Class A (b)	104,381
4,079	IAC InterActive Corp. (b)	498,780
7,784	Match Group, Inc. (a)(b)	243,717
26,585	Pandora Media, Inc. (a)(b)	128,140
7,842	Twitter, Inc. (b)	188,286
2,089	VeriSign, Inc. (a)(b)	239,065

		13,173,062

	IT Services—3.20%
8,248	Accenture Plc—Class A	1,262,686
1,038	Alliance Data Systems Corp.	263,112
2,222	Amdocs Ltd.	145,497
1,241	Automatic Data Processing, Inc.	145,433
13,214	Booz Allen Hamilton Holding Corp.—Class A	503,850
1,888	Broadridge Financial Solutions, Inc.	171,015
7,425	Cognizant Technology Solutions Corp.—Class A	527,323
13,241	Conduent, Inc. (b)	213,975
6,780	CoreLogic, Inc. (b)	313,304
5,651	CSRA, Inc. (a)	169,078
5,022	DXC Technology Co.	476,588
1,185	Euronet Worldwide, Inc. (a)(b)	99,860
3,015	Fidelity National Information Services, Inc.	283,681
12,388	First Data Corp.—Class A (b)	207,003
884	Fiserv, Inc. (b)	115,919
1,172	Gartner, Inc. (b)	144,332
7,643	Genpact, Ltd.	242,589
911	Global Payments, Inc. (a)	91,319
2,037	Leidos Holdings, Inc.	131,529
8,052	MasterCard, Inc.—Class A	1,218,751
9,213	PayPal Holdings, Inc. (b)	678,261
13,967	Square, Inc.—Class A (a)(b)	484,236
5,473	T-Mobile USA, Inc. (b)	347,590
3,832	Total System Services, Inc.	303,073
1,367	Vantiv, Inc.—Class A (a)(b)	100,543
9,976	Visa, Inc.—Class A	1,137,463

		9,778,010

	Leisure Products—0.38%
2,119	Brunswick Corp.	117,011
3,059	Hasbro, Inc.	278,033
10,199	Mattel, Inc. (a)	156,861
1,651	Polaris Industries, Inc.	204,707
3,056	Pool Corp.	396,210

		1,152,822

	Life Sciences Tools & Services—0.90%
1,184	Bio-Rad Laboratories, Inc.—Class A (b)	282,585
11,458	Bruker Corp.	393,238
1,928	Charles River Laboratories International, Inc. (b)	211,019
687	Illumina, Inc. (b)	150,103
2,733	IQVIA Holdings, Inc. (b)	267,561
1,084	Mettler-Toledo International, Inc. (b)	671,560
2,204	QIAGEN NV	68,170
2,495	Thermo Fisher Scientific, Inc.	473,751
1,175	Waters Corp. (b)	226,998

		2,744,985

	Machinery—1.71%
1,250	AGCO Corp.	89,288
3,110	Caterpillar, Inc.	490,074
8,777	Colfax Corp. (b)	347,745
838	Cummins, Inc.	148,024
2,835	Deere & Co.	443,706
4,671	Donaldson Co., Inc.	228,645
5,401	Fortive Corp. (a)	390,762
14,184	Graco, Inc. (a)	641,401

467	IDEX Corp.	61,630
1,838	Illinois Tool Works, Inc.	306,670
3,194	Ingersoll-Rand Plc	284,873
2,933	Lincoln Electric Holdings, Inc.	268,604
697	Nordson Corp. (a)	102,041
852	Parker-Hannifin Corp.	170,042
920	Snap-on, Inc. (a)	160,356
1,263	Stanley Black & Decker, Inc.	214,319
3,985	Terex Corp. (a)	192,157
1,301	The Timken Co.	63,944
8,570	Toro Co.	559,021
907	Xylem, Inc.	61,857

		5,225,159

	Marine—0.18%
8,277	Kirby Corp. (a)(b)	552,904

	Media—2.00%
131	Cable One, Inc.	92,139
1,253	Charter Communications, Inc.—Class A (b)	420,958
30,827	Comcast Corp.—Class A	1,234,621
10,334	Discovery Communications, Inc.—Series A (a)(b)	231,275
11,152	Discovery Communications, Inc.—Series C (a)(b)	236,088
4,068	John Wiley & Sons, Inc.—Class A	267,471
1,218	Liberty Broadband Corp.—Class A (b)	103,591
1,739	Liberty Broadband Corp.—Class C (a)(b)	148,093
4,909	Liberty Media Corp.—Class A (b)	194,691
5,517	Liberty Media Corp.—Class C (b)	218,804
4,423	Lions Gate Entertainment Corp.—Class A (a)(b)	149,542
4,874	Lions Gate Entertainment Corp.—Class B (b)	154,701
3,906	Live Nation Entertainment, Inc. (b)	166,278
794	Scripps Networks Interactive, Inc.—Class A	67,792
46,529	Sirius XM Holdings, Inc. (a)	249,395
7,776	TEGNA, Inc.	109,486
10,953	The Walt Disney Co.	1,177,557
1,978	Time Warner, Inc.	180,928
9,079	Viacom, Inc.—Class A	316,857
12,588	Viacom, Inc.—Class B	387,836

		6,108,103

	Metals & Mining—0.65%
11,931	Alcoa Corp. (a)(b)	642,723
16,885	Freeport-McMoRan, Inc. (b)	320,140
4,212	Newmont Mining Corp.	158,034
1,821	Royal Gold, Inc.	149,541
20,686	United States Steel Corp.	727,940

		1,998,378

	Multiline Retail—1.32%
4,595	Burlington Stores, Inc. (b)	565,323
4,170	Dollar General Corp.	387,852
2,974	Dollar Tree, Inc. (b)	319,140
15,954	Kohl’s Corp. (a)	865,185
34,619	Macy’s, Inc. (a)	872,053
8,667	Nordstrom, Inc. (a)	410,642
9,314	Target Corp. (a)	607,738

		4,027,933

	Multi-Utilities—0.94%
3,362	Alliant Energy Corp.	143,255
4,141	Ameren Corp.	244,278
9,942	CenterPoint Energy, Inc.	281,955
5,068	CMS Energy Corp.	239,716
3,339	Consolidated Edison, Inc.	283,648
3,452	Dominion Energy, Inc.	279,819
1,880	DTE Energy Co.	205,785
7,314	MDU Resources Group, Inc. (a)	196,600
5,668	NiSource, Inc.	145,498
4,660	Public Service Enterprise Group, Inc.	239,990
1,787	Sempra Energy (a)	191,066
2,555	Vectren Corp.	166,126
4,015	WEC Energy Group, Inc.	266,716

		2,884,452

	Oil, Gas & Consumable Fuels—2.00%
7,997	Chevron Corp.	1,001,144
9,536	CNX Resources Corp. (b)	139,512
17,575	CONSOL Energy, Inc. (a)(b)	694,388
22,512	Exxon Mobil Corp.	1,882,904
12,954	HollyFrontier Corp. (a)	663,504
5,462	Marathon Petroleum Corp.	360,383
14,779	Valero Energy Corp.	1,358,338

		6,100,173

	Paper & Forest Products—0.23%
14,390	Domtar Corp.	712,593

	Personal Products—0.55%
2,336	Edgewell Personal Care Co. (b)	138,735
5,745	Herbalife, Ltd. (a)(b)	389,051
6,330	Nu Skin Enterprises, Inc.—Class A	431,896
5,553	The Estee Lauder Cos., Inc.—Class A	706,564

		1,666,246

	Pharmaceuticals—4.50%
10,405	Abbott Laboratories	593,813
13,043	AbbVie, Inc.	1,261,389
1,905	Akorn, Inc. (b)	61,398
1,777	Allergan Plc	290,682
16,092	Bristol-Myers Squibb Co.	986,118
8,052	Eli Lilly & Co.	680,072
110,694	Endo International Plc (b)	857,879
28,998	Johnson & Johnson	4,051,601
34,344	Mallinckrodt Plc (a)(b)	774,801
16,830	Merck & Co., Inc.	947,024
22,653	Mylan NV (b)	958,448
3,465	Perrigo Co. Plc	302,009
42,575	Pfizer, Inc.	1,542,066
5,801	Zoetis, Inc.	417,904

		13,725,204

	Professional Services—0.72%
520	Equifax, Inc.	61,318
3,386	IHS Markit, Ltd. (b)	152,878
6,864	ManpowerGroup, Inc.	865,619
3,717	Nielsen Holdings Plc (a)	135,299
13,209	Robert Half International, Inc.	733,628
2,131	The Dun & Bradstreet Corp.	252,332

		2,201,074

	Real Estate Management & Development—0.54%
1,846	CBRE Group, Inc.—Class A (b)	79,950
4,152	Jones Lang LaSalle, Inc.	618,357
35,601	Realogy Holdings Corp. (a)	943,427

		1,641,734

	Road & Rail—0.36%
5,202	Genesee & Wyoming, Inc.—Class A (b)	409,553
3,790	Landstar System, Inc.	394,539
808	Old Dominion Freight Line, Inc.	106,292
1,426	Union Pacific Corp.	191,227

		1,101,611

	Semiconductors & Semiconductor Equipment—4.01%
31,520	Advanced Micro Devices, Inc. (a)(b)	324,026
2,603	Analog Devices, Inc.	231,745
17,545	Applied Materials, Inc. (a)	896,900
2,603	Broadcom Ltd.	668,711
2,028	Cavium, Inc. (b)	170,007
12,379	First Solar, Inc. (b)	835,830
45,661	Intel Corp. (a)	2,107,712
3,941	KLA-Tencor Corp.	414,081
3,811	Lam Research Corp.	701,491
9,236	Marvell Technology Group, Ltd.	198,297
2,085	Maxim Integrated Products, Inc.	109,004
2,712	Microchip Technology, Inc. (a)	238,330
16,077	Micron Technology, Inc. (b)	661,086
3,978	Microsemi Corp. (b)	205,464
7,911	NVIDIA Corp.	1,530,778
20,726	ON Semiconductor Corp. (a)(b)	434,002
1,996	Qorvo, Inc. (a)(b)	132,934
4,658	Skyworks Solutions, Inc. (a)	442,277
11,509	Teradyne, Inc.	481,882
10,450	Texas Instruments, Inc.	1,091,398
7,700	Versum Materials, Inc.	291,445
890	Xilinx, Inc.	60,004

		12,227,404

	Software—6.39%
6,063	Activision Blizzard, Inc.	383,909
5,500	Adobe Systems, Inc. (b)	963,820
1,716	ANSYS, Inc. (b)	253,264
5,554	Atlassian Corp. Plc—Class A (b)	252,818
1,932	Autodesk, Inc. (b)	202,532
3,368	CA, Inc.	112,087
16,949	Cadence Design System, Inc. (b)	708,807
1,236	CDK Global, Inc.	88,102
2,980	Citrix Systems, Inc. (b)	262,240
18,270	Dell Technologies, Inc.—Class V (b)	1,484,986
5,085	Electronic Arts, Inc. (b)	534,230
5,804	Fortinet, Inc. (a)(b)	253,577
828	Guidewire Software, Inc. (b)	61,487
3,759	Intuit, Inc.	593,095
2,523	Jack Henry & Associates, Inc.	295,090
9,498	Manhattan Associates, Inc. (b)	470,531
76,756	Microsoft Corp.	6,565,708
28,274	Nuance Communications, Inc. (a)(b)	462,280
25,597	Oracle Corp.	1,210,226
1,341	PTC, Inc. (b)	81,493

4,737	Red Hat, Inc. (a)(b)	568,914
8,129	salesforce.com, Inc. (b)	831,028
4,209	ServiceNow, Inc. (b)	548,811
4,136	Splunk, Inc. (b)	342,626
1,931	SS&C Technologies Holdings, Inc.	78,167
5,608	Synopsys, Inc. (b)	478,026
4,198	Tableau Software, Inc.—Class A (a)(b)	290,502
3,836	Take-Two Interactive Software, Inc. (b)	421,116
749	The Ultimate Software Group, Inc. (b)	163,454
3,208	VMware, Inc. (a)(b)	402,027
1,460	Workday, Inc.—Class A (b)	148,540

		19,513,493

	Specialty Retail—4.54%
2,868	Advance Auto Parts, Inc.	285,911
2,022	AutoNation, Inc. (a)(b)	103,789
618	AutoZone, Inc. (b)	439,627
34,601	Bed Bath & Beyond, Inc. (a)	760,876
7,651	Best Buy Co., Inc.	523,864
16,187	Dick’s Sporting Goods, Inc.	465,214
7,130	Floor & Decor Holdings, Inc. (b)	347,088
8,023	Foot Locker, Inc. (a)	376,118
44,250	GameStop Corp.—Class A (a)	794,288
7,797	L Brands, Inc. (a)	469,535
7,869	Lowe’s Cos., Inc.	731,345
2,629	Murphy USA, Inc. (a)(b)	211,266
1,892	O’Reilly Automotive, Inc. (a)(b)	455,102
7,027	Ross Stores, Inc.	563,917
21,318	Sally Beauty Holdings, Inc. (a)(b)	399,926
528	Sherwin-Williams Co.	216,501
9,480	Signet Jewelers Ltd. (a)	536,094
13,889	The Gap, Inc. (a)	473,059
11,642	The Home Depot, Inc.	2,206,508
18,963	The Michaels Cos., Inc. (a)(b)	458,715
7,233	The TJX Cos., Inc. (a)	553,035
3,545	Tiffany & Co.	368,503
6,781	Tractor Supply Co.	506,880
1,816	Ulta Beauty, Inc. (b)	406,167
24,289	Urban Outfitters, Inc. (a)(b)	851,572
7,145	Williams Sonoma, Inc. (a)	369,397

		13,874,297

	Technology Hardware, Storage & Peripherals—3.97%
54,784	Apple, Inc.	9,271,096
17,116	HP, Inc.	359,607
6,727	International Business Machines Corp.	1,032,056
2,038	NCR Corp. (a)(b)	69,272
2,140	NetApp, Inc.	118,385
17,468	Teradata Corp. (a)(b)	671,819
7,364	Western Digital Corp.	585,659

		12,107,894

	Textiles, Apparel & Luxury Goods—1.58%
3,138	Carter’s, Inc.	368,684
6,147	lululemon athletica, Inc. (b)	483,093
8,519	Michael Kors Holdings Ltd. (b)	536,271
11,968	NIKE, Inc.—Class B	748,598
1,470	PVH Corp.	201,699

6,631	Ralph Lauren Corp. (a)	687,568
12,189	Skechers U.S.A., Inc.—Class A (a)(b)	461,232
7,857	Tapestry, Inc. (a)	347,515
17,930	Under Armour, Inc.—Class A (a)(b)	258,730
18,447	Under Armour, Inc.—Class C (a)(b)	245,714
6,544	VF Corp. (a)	484,256

		4,823,360

	Tobacco—0.76%
9,160	Altria Group, Inc.	654,116
15,731	Philip Morris International, Inc.	1,661,980

		2,316,096

	Trading Companies & Distributors—1.05%
9,958	Fastenal Co.	544,603
5,925	HD Supply Holdings, Inc. (b)	237,178
4,226	MSC Industrial Direct Co., Inc.—Class A	408,485
7,363	Univar, Inc. (b)	227,958
2,176	W.W. Grainger, Inc. (a)	514,080
1,505	Watsco, Inc.—Class A	255,910
14,712	WESCO International, Inc. (b)	1,002,623

		3,190,837

	Water Utilities—0.10%
2,020	American Water Works Co., Inc.	184,810
3,245	Aqua America, Inc.	127,301

		312,111

	Wireless Telecommunication Services—0.08%
8,594	Telephone & Data Systems, Inc.	238,913

	Total Common Stocks (Cost $218,181,673)	286,724,786

	REAL ESTATE INVESTMENT TRUSTS—2.25%
	Real Estate Investment Trusts—2.25%
13,867	AGNC Investment Corp. (a)	279,975
689	Alexandria Real Estate Equities, Inc.	89,977
7,841	American Homes 4 Rent—Class A	171,247
3,078	American Tower Corp.	439,138
35,149	Annaly Capital Management, Inc.	417,922
4,139	Brandywine Realty Trust	75,288
1,574	Camden Property Trust	144,902
22,621	Chimera Investment Corp.	418,036
1,490	CoreSite Realty Corp.	169,711
3,003	Crown Castle International Corp.	333,363
2,077	CubeSmart (a)	60,067
1,479	CyrusOne, Inc.	88,045
2,016	DCT Industrial Trust, Inc. (a)	118,500
1,196	Digital Realty Trust, Inc. (a)	136,224
6,217	Empire State Realty Trust, Inc.—Class A	127,635
501	Equinix, Inc. (a)	227,063
2,215	Equity Commonwealth (b)	67,580
2,009	Equity LifeStyle Properties, Inc.	178,841
1,308	Equity Residential	83,411
771	Essex Property Trust, Inc.	186,096
1,032	Extra Space Storage, Inc. (a)	90,248
4,459	Forest City Realty Trust, Inc.—Class A	107,462
3,350	Gaming and Leisure Properties, Inc.	123,950
10,693	Hospitality Properties Trust	319,186
16,096	Host Hotels & Resorts, Inc. (a)	319,506

3,246	Iron Mountain, Inc.	122,472
27,628	MFA Financial, Inc.	218,814
16,734	New Residential Investment Corp.	299,204
2,777	Park Hotels & Resorts, Inc.	79,839
7,520	Piedmont Office Realty Trust, Inc.—Class A (a)	147,467
2,743	Prologis, Inc.	176,951
8,849	Retail Properties of America, Inc.—Class A	118,931
1,976	SBA Communications Corp. (b)	322,799
765	SL Green Realty Corp.	77,211
1,143	Sun Communities, Inc.	106,048
10,064	Two Harbors Investment Corp.	163,641
2,281	UDR, Inc.	87,864
8,428	VEREIT, Inc.	65,654
1,699	WP Carey, Inc. (a)	117,061

	Total Real Estate Investment Trusts (Cost $6,529,898)	6,877,329

	INVESTMENT COMPANIES—2.79%
	Exchange Traded Funds—2.79%
34,759	Vanguard S&P 500 ETF	8,526,035

	Total Investment Companies (Cost $7,502,949)	8,526,035

	SHORT TERM INVESTMENTS—0.76%
	Money Market Funds—0.76%
2,324,234	Deutsche Government Money Market Series—Institutional Shares
	Effective Yield, 1.29% (c)	2,324,234

	Total Short Term Investments (Cost $2,324,234)	2,324,234

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—13.78%
	Investments Purchased with Proceeds from Securities Lending—13.78%
42,050,718	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.61% (c)	42,050,718

	Total Investments Purchased with Proceeds from Securities Lending (Cost $42,050,718)	42,050,718

	Total Investments (Cost $276,589,472)—113.50%	346,503,102
	Liabilities in Excess of Other Assets—(13.50)%	(41,224,029)

	TOTAL NET ASSETS—100.00%	$305,279,073

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2017.

GuideMark® Emerging Markets Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	COMMON STOCKS—85.34%
	Brazil—5.08%
53,143	Ambev SA	$341,096
15,086	B3 SA—Brasil Bolsa Balcao	103,536
14,878	Banco Bradesco SA	143,835
42,863	Banco do Brasil SA	410,945
13,090	Banco Santander Brasil SA	125,679
38,220	BB Seguridade Participacoes SA	327,947
12,765	Cia de Saneamento Basico do Estado de Sao Paulo	132,091
11,274	Cosan SA Industria e Comercio	141,275
39,371	EDP—Energias do Brasil SA	166,284
11,532	Fibria Celulose SA	166,566
97,234	JBS SA	287,246
37,009	Lojas Renner SA	395,604
13,187	M Dias Branco SA	207,122
19,736	Natura Cosmeticos SA	196,700
32,551	Odontoprev SA	156,126
69,896	Petroleo Brasileiro SA (a)	356,198
23,291	Qualicorp SA	217,635
15,281	Raia Drogasil SA	422,736
81,317	Sul America SA (b)	457,229
6,841	Ultrapar Participacoes SA	154,709
68,769	Vale SA	833,105

		5,743,664

	Chile—0.77%
1,225,267	Banco de Chile	196,313
25,380	Cia Cervecerias Unidas SA	380,556
8,381	Empresas COPEC SA	132,315
11,270	Latam Airlines Group SA	159,438

		868,622

	China—18.05%
853,522	Agricultural Bank of China Ltd.—Series H	396,666
23,299	Alibaba Group Holding, Ltd.—ADR (a)(c)	4,017,447
91,219	ANTA Sports Products Ltd.	413,897
5,211	Autohome, Inc.—ADR (a)(c)	336,995
4,364	Baidu, Inc.—ADR (a)	1,022,092
1,567,303	Bank of China Ltd.—Series H	767,565
384,000	Bank of Communications Co., Ltd.—Series H	284,219
569,672	China Cinda Asset Management Co., Ltd.—Series H	208,007
420,000	China CITIC Bank Corp. Ltd.—Series H	262,919
710,542	China Communications Services Corp. Ltd.—Series H	475,221
1,587,644	China Construction Bank Corp.—Series H	1,461,510
347,000	China Everbright Bank Co., Ltd.—Series H	161,747
318,286	China Huarong Asset Management Co., Ltd.—Series H	150,023
82,346	China Mengniu Dairy Co., Ltd.	244,612
83,146	China Merchants Bank Co., Ltd.—Series H	329,180
191,873	China Minsheng Banking Corp., Ltd.—Series H	191,754
835,981	China Petroleum & Chemical Corp.—Series H	612,300
592,413	Chongqing Rural Commercial Bank Co., Ltd.—Series H	417,242

388,809	Country Garden Holdings Co., Ltd.	738,658
226,768	Dongfeng Motor Group Co., Ltd.—Series H	273,716
22,740	ENN Energy Holdings, Ltd.	161,737
90,938	Haier Electronics Group Co., Ltd.	247,877
9,322	JD.com, Inc.—ADR (a)	386,117
6,343	Momo, Inc.—ADR (a)	155,277
2,053	NetEase, Inc.—ADR	708,429
5,009	New Oriental Education & Technology Group, Inc.—ADR	470,846
306,000	PetroChina Co.—Series H	212,776
134,844	PICC Property & Casualty Co., Ltd.—Series H	258,331
108,097	Ping An Insurance Group Co. of China, Ltd.—Series H	1,121,190
20,768	Shenzhou International Group Holdings Ltd.	197,395
1,615	SINA Corp. (a)	162,001
498,790	Sino-Ocean Group Holding Ltd.	343,472
278,828	Sinopec Shanghai Petrochemical Co., Ltd.—Series H	158,507
377,072	Sun Art Retail Group Ltd.	397,742
20,946	TAL Education Group—ADR	622,306
624,591	The People’s Insurance Co. Group of China, Ltd.—Series H	306,720
23,886	Vipshop Holdings Ltd.—ADR (a)(c)	279,944
283,799	Want Want China Holdings, Ltd.	237,581
4,943	Weibo Corp.—ADR (a)(c)	511,403
14,274	Yum China Holdings, Inc.	571,245
41,077	ZTE Corp. (a)	153,535

		20,430,201

	Colombia—0.23%
53,988	Interconexion Electrica SA ESP	256,876

	Czech Republic—0.21%
5,038	CEZ AS	117,438
9,635	O2 Czech Republic AS	125,293

		242,731

	Egypt—0.17%
43,369	Commercial International Bank Egypt SAE	188,744

	Hong Kong—12.52%
14,023	AAC Technologies Holdings, Inc.	248,185
216,132	Agile Group Holdings, Ltd.	326,969
51,379	Brilliance China Automotive Holdings, Ltd.	136,535
46,059	BYD Electronic International Co., Ltd.	99,906
164,654	China Evergrande Group (a)	565,335
90,991	China Gas Holdings, Ltd.	251,021
104,430	China Mobile Ltd.	1,056,001
346,338	China Telecom Corp. Ltd.—Series H	164,272
89,911	China Unicom Hong Kong Ltd. (a)	121,558
115,853	CITIC Ltd.	167,148
234,800	CSPC Pharmaceutical Group Ltd.	473,033
160,962	Geely Automobile Holdings Ltd.	554,418
1,406,189	Industrial & Commercial Bank of China Ltd.—Series H	1,127,250
32,959	Kingboard Chemical Holdings, Ltd.	177,785
110,331	Longfor Properties Co., Ltd.	276,030
82,166	Nine Dragons Paper Holdings Ltd.	131,290
437,212	Sino Biopharmaceutical Ltd.	772,952
121,719	Sunac China Holdings Ltd.	501,522
34,743	Sunny Optical Technology Group Co., Ltd.	441,141
121,810	Tencent Holdings Ltd.	6,304,636
136,824	Tingyi Cayman Islands Holding Corp.	266,193

		14,163,180

	Hungary—0.58%
32,816	MOL Hungarian Oil & Gas Plc	380,480
6,747	OTP Bank Plc	278,658

		659,138

	Indonesia—2.03%
2,153,735	Adaro Energy Tbk PT	294,446
201,991	Bank Central Asia Tbk PT	325,901
295,404	Bank Negara Indonesia Persero Tbk PT	215,506
500,386	Bank Rakyat Indonesia Persero Tbk PT	134,248
483,475	Bank Tabungan Negara Persero Tbk PT	127,216
441,599	Hanjaya Mandala Sampoerna Tbk PT	153,954
237,444	Jasa Marga Persero Tbk PT	111,850
1,215,482	Kalbe Farma Tbk PT	151,403
177,812	Matahari Department Store Tbk PT	130,627
463,270	Telekomunikasi Indonesia Persero Tbk PT	151,625
66,176	Unilever Indonesia Tbk PT	272,655
87,110	United Tractors Tbk PT	227,285

		2,296,716

	Malaysia—1.71%
289,307	Astro Malaysia Holdings Bhd	189,440
27,976	British American Tobacco Malaysia Bhd	276,511
192,958	Dialog Group Bhd	119,593
195,037	DiGi.Com Bhd	245,698
48,642	Hartalega Holdings Bhd	128,310
89,186	Malayan Banking Bhd	215,837
100,451	Maxis Communications Bhd	149,087
13,743	Nestle Malaysia Bhd	350,206
27,694	Public Bank Bhd	142,133
691,771	Sapura Energy Bhd	121,031

		1,937,846

	Mexico—2.11%
570,545	America Movil SAB de CV—Series L	491,547
467,264	Cemex SAB de CV (a)	349,572
17,078	Coca-Cola Femsa SAB de CV—Series L	119,131
35,971	Fomento Economico Mexicano SAB de CV	338,315
17,272	Gruma SAB de CV—Series B	219,035
147,167	Grupo Bimbo SAB de CV—Series A	326,106
39,714	Grupo Financiero Banorte SAB de CV—Series O	217,995
133,688	Wal-Mart de Mexico SAB de CV	327,854

		2,389,555

	Peru—0.23%
1,237	CREDICORP Ltd.	256,591

	Philippines—0.19%
5,802	Globe Telecom, Inc.	220,829

	Poland—1.94%
2,979	CCC SA	243,603
8,425	CD Projekt SA	234,771
24,213	Grupa Lotos SA	400,608
8,522	Jastrzebska Spolka Weglowa SA (a)	235,020
146	LPP SA	373,708
11,140	Polski Koncern Naftowy Orlen SA	338,598
99,348	Polskie Gornictwo Naftowe i Gazownictwo SA	179,520
15,856	Powszechny Zaklad Ubezpieczen SA	191,789

		2,197,617

	Qatar—0.16%
7,211	Ooredoo QPSC	180,196

	Republic of Korea—15.33%
1,084	Amorepacific Corp.	308,326
2,112	AMOREPACIFIC Group	278,167
1,096	BGF Co., Ltd.	15,618
587	BGF retail Co., Ltd. (a)	115,164
31,898	BNK Financial Group, Inc.	280,347
675	Celltrion, Inc. (a)	139,284
11,244	Cheil Worldwide, Inc.	222,664
1,370	CJ E&M Corp.	125,028
3,709	Coway Co., Ltd.	337,998
2,158	DB Insurance Co., Ltd.	143,524
35,743	DGB Financial Group, Inc.	351,719
10,988	Hana Financial Group, Inc.	510,738
1,449	Hanssem Co., Ltd.	243,346
5,061	Hanwha Chemical Corp.	149,307
8,478	Hanwha Corp.	327,840
24,749	Hanwha Life Insurance Co., Ltd.	159,524
2,625	Hotel Shilla Co., Ltd.	208,176
4,203	Hyundai Engineering & Construction Co., Ltd.	142,503
3,916	Hyundai Marine & Fire Insurance Co., Ltd.	171,746
313	Hyundai Robotics Co., Ltd. (a)	111,531
2,843	Hyundai Steel Co.	155,657
20,385	Industrial Bank of Korea	312,694
848	Kakao Corp.	108,188
10,053	KB Financial Group, Inc.	594,968
9,018	Korea Gas Corp. (a)	358,811
3,419	Korea Investment Holdings Co., Ltd.	220,141
10,058	Korean Air Lines Co., Ltd. (a)	317,444
4,092	KT Corp. (b)	115,616
569	LG Chem Ltd.	215,258
1,407	LG Corp.	119,571
4,150	LG Electronics, Inc.	410,328
447	LG Household & Health Care Ltd.	496,458
730	LG Innotek Co., Ltd.	97,902
438	Lotte Chemical Corp.	150,396
622	Naver Corp.	505,300
352	NCSoft Corp.	146,891
1,712	OCI Co., Ltd.	217,534
982	POSCO	305,452
1,772	S-1 Corp.	177,195
620	Samsung Biologics Co., Ltd. (a)	214,450
2,114	Samsung Electro-Mechanics Co., Ltd.	197,066
2,042	Samsung Electronics Co., Ltd.	4,851,611
1,229	Samsung SDI Co., Ltd.	234,304
4,764	Shinhan Financial Group Co., Ltd.	219,893
3,156	SillaJen, Inc. (a)	275,265
10,866	SK Hynix, Inc.	771,772
1,768	SK Innovation Co., Ltd.	337,283
981	SK Telecom Co., Ltd.	244,666
1,728	S-Oil Corp.	188,740
30,561	Woori Bank	449,258

		17,352,662

	Russian Federation—2.15%
9,773	Lukoil PJSC—ADR (c)	563,413

14,135	Mobile TeleSystems PJSC—ADR	144,036
58,980	Sberbank of Russia PJSC—ADR (c)	1,004,429
9,904	Severstal PJSC—GDR (d)	151,560
36,200	Surgutneftegas OJSC—ADR	170,506
5,065	Tatneft PJSC—ADR	254,668
79,483	VTB Bank PJSC—GDR (d)	144,500

		2,433,112

	South Africa—5.51%
18,731	AngloGold Ashanti Ltd.	195,288
16,466	Barclays Africa Group Ltd.	241,218
2,639	Capitec Bank Holdings Ltd.	234,190
44,658	Coronation Fund Managers Ltd.	265,873
24,250	Exxaro Resources Ltd.	317,968
41,059	FirstRand Ltd.	222,277
47,115	Gold Fields Ltd.	204,197
17,516	Mr. Price Group Ltd.	345,443
6,688	Naspers Ltd.—N Shares	1,852,933
8,316	Nedbank Group Ltd.	171,539
2,313	Novus Holdings, Ltd.	1,103
45,745	Pick n Pay Stores Ltd.	257,185
29,282	Sappi Ltd.	211,820
12,318	Shoprite Holdings Ltd.	220,188
20,668	Standard Bank Group Ltd.	325,426
59,718	Steinhoff International Holdings NV	22,417
36,360	Telkom SA SOC Ltd.	141,414
12,915	The Bidvest Group Ltd.	226,654
14,064	The SPAR Group Ltd.	231,128
4,229	Tiger Brands Ltd.	157,231
27,942	Truworths International Ltd.	213,351
32,969	Woolworths Holdings Ltd.	173,735

		6,232,578

	Taiwan, Province of China—11.55%
37,222	Advantech Co., Ltd.	263,006
12,269	Airtac International Group	219,771
626,054	AU Optronics Corp.	260,185
12,230	Catcher Technology Co., Ltd.	134,013
94,186	Cathay Financial Holding Co., Ltd.	168,738
94,000	Chailease Holding Co., Ltd.	272,671
860,915	China Airlines Ltd. (a)	335,993
35,054	Chunghwa Telecom Co., Ltd.	124,691
433,679	Compal Electronics, Inc.	309,981
191,657	CTBC Financial Holding Co., Ltd.	131,747
462,046	Eva Airways Corp.	245,553
332,000	Evergreen Marine Corp. Ltd. (a)	181,849
71,617	Far EasTone Telecommunications Co., Ltd.	176,886
69,846	Feng TAY Enterprise Co., Ltd.	318,031
224,287	First Financial Holding Co., Ltd.	147,132
45,887	Formosa Petrochemical Corp.	177,489
103,394	Fubon Financial Holding Co., Ltd.	175,766
20,700	General Interface Solution Holding, Ltd.	137,218
29,428	Globalwafers Co., Ltd.	390,440
18,923	Hiwin Technologies Corp.	203,563
181,745	Hon Hai Precision Industry Co., Ltd.	577,874
601,000	Innolux Corp.	249,481
2,249	Largan Precision Co., Ltd.	301,886

135,042	Lite-On Technology Corp.	183,687
174,050	Macronix International (a)	257,103
12,584	MediaTek, Inc.	123,698
52,459	Micro-Star International Co., Ltd.	134,626
80,931	Nanya Technology Corp.	206,002
27,517	Nien Made Enterprise Co., Ltd.	293,146
64,216	Pegatron Corp.	154,723
17,400	Phison Electronics Corp.	170,005
107,426	Pou Chen Corp.	138,847
48,447	President Chain Store Corp.	461,395
38,439	Realtek Semiconductor Corp.	140,117
56,134	Standard Foods Corp.	139,588
255,454	Taiwan Cooperative Financial Holding Co., Ltd.	142,360
33,743	Taiwan Mobile Co., Ltd.	121,744
490,739	Taiwan Semiconductor Manufacturing Co., Ltd.	3,757,625
155,373	Uni-President Enterprises Corp.	344,094
74,239	Vanguard International Semiconductor Corp.	164,384
21,271	Win Semiconductors Corp.	201,025
238,584	Winbond Electronics Corp.	187,052
20,977	Yageo Corp.	247,864

		13,073,049

	Thailand—2.26%
27,971	Advanced Info Service PCL—NVDR	163,929
98,006	Airports of Thailand PCL—NVDR	204,074
380,886	Banpu Public Co., Ltd.—NVDR	227,659
25,077	Bumrungrad Hospital PCL—NVDR	145,393
45,204	Central Pattana PCL—NVDR	118,200
97,065	CP ALL PCL—NVDR	229,087
20,961	Electricity Generating PCL—NVDR	138,925
422,822	Home Product Center PCL—NVDR	166,067
16,475	Kasikornbank PCL—Foreign Shares	120,570
55,228	KCE Electronics PCL—NVDR	140,068
102,672	Minor International PCL—NVDR	137,831
81,744	PTT Global Chemical PCL—NVDR	213,054
25,088	PTT PCL—NVDR	338,092
65,998	Thai Oil PCL—NVDR	209,598

		2,552,547

	Turkey—2.56%
41,980	Aselsan Elektronik Sanayi Ve Ticaret AS	351,838
16,127	BIM Birlesik Magazalar AS	331,648
82,905	Eregli Demir ve Celik Fabrikalari TAS	218,743
8,447	Ford Otomotiv Sanayi AS	134,265
70,638	Petkim Petrokimya Holding AS	144,731
3,670	Tupras Turkiye Petroleum Rafinerileri AS—Series C	117,610
87,899	Turk Hava Yollari AO (a)	363,873
31,827	Turkcell Iletisim Hizmetleri AS	129,774
76,198	Turkiye Halk Bankasi AS	216,541
177,923	Turkiye Is Bankasi—Series C	326,700
165,783	Turkiye Vakiflar Bankasi TAO	295,699
236,618	Yapi ve Kredi Bankasi AS (a)	270,568

		2,901,990

	Total Common Stocks (Cost $67,607,309)	96,578,444

	INVESTMENT COMPANIES—9.82%
	China—1.98%
39,415	iShares Core MSCI Emerging Markets ETF (c)	2,242,713

	India—7.84%
245,802	iShares MSCI India ETF (c)	8,866,078

	Total Investment Companies (Cost $9,298,563)	11,108,791

	PREFERRED STOCKS—3.91%
	Brazil—2.10%
59,664	Banco Bradesco SA—Preference Shares	608,380
8,022	Braskem SA—Series A—Preference Shares	103,639
66,314	Gerdau SA—Preference Shares	247,175
73,638	Itau Unibanco Holding SA—Preference Shares	944,312
97,539	Petroleo Brasileiro SA—Preference Shares (a)	473,324

		2,376,830

	Chile —0.42%
8,067	Sociedad Quimica y Minera de Chile SA—Preference Shares	479,091

	Colombia—0.12%
304,800	Grupo Aval Acciones y Valores SA—Preference Shares	131,747

	Republic of Korea—1.27%
932	Amorepacific Corp.—Preference Shares	144,517
629	LG Household & Health Care Ltd.—Preference Shares	409,658
454	Samsung Electronics Co., Ltd.—Preference Shares	884,125

		1,438,300

	Total Preferred Stocks (Cost $2,488,731)	4,425,968

	REAL ESTATE INVESTMENT TRUSTS—0.20%
	South Africa—0.20%
18,102	Resilient REIT Ltd.	221,160

	Total Real Estate Investment Trusts (Cost $192,846)	221,160

	SHORT TERM INVESTMENTS—0.54%
	Money Market Funds—0.54%
614,471	Deutsche Government Money Market Series—Institutional Shares
	Effective Yield, 1.29% (e)	614,471

	Total Short Term Investments (Cost $614,471)	614,471

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—5.89%
	Investments Purchased with Proceeds from Securities Lending—5.89%
6,664,206	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.61% (e)	6,664,206

	Total Investments Purchased with Proceeds from Securities Lending (Cost $6,664,206)	6,664,206

	Total Investments (Cost $86,866,126)—105.70%	119,613,040
	Liabilities in Excess of Other Assets—(5.70)%	(6,446,537)

	TOTAL NET ASSETS—100.00%	$113,166,503

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $572,845, which represents 0.51% of total net assets.
(c)	All or portion of this security is on loan.
(d)	These securities are defined under Regulation S in the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $296,060, which represents 0.26% of total net assets.
(e)	Seven-day yield as of December 31, 2017.

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2017

COMMON STOCKS
Aerospace & Defense	0.31%
Airlines	1.26%
Automobiles	0.97%
Banks	13.13%
Beverages	1.04%
Biotechnology	0.37%
Capital Markets	0.84%
Chemicals	1.10%
Commercial Services & Supplies	0.16%
Communications Equipment	0.22%
Construction & Engineering	0.13%
Construction Materials	0.31%
Diversified Consumer Services	0.97%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	1.31%
Electric Utilities	0.48%
Electronic Equipment, Instruments & Components	2.93%
Energy Equipment & Services	0.21%
Food & Staples Retailing	2.56%
Food Products	2.46%
Gas Utilities	0.68%
Health Care Equipment & Supplies	0.11%
Health Care Providers & Services	0.27%
Hotels, Restaurants & Leisure	0.63%
Household Durables	1.62%
Household Products	0.44%
Independent Power and Renewable Electricity Producers	0.12%
Industrial Conglomerates	0.85%
Insurance	2.92%
Internet & Direct Marketing Retail	0.59%
Internet Software & Services	12.21%
Life Sciences Tools & Services	0.19%
Machinery	0.47%
Marine	0.16%
Media	2.11%
Metals & Mining	2.03%
Multiline Retail	0.62%
Oil, Gas & Consumable Fuels	5.60%
Paper & Forest Products	0.45%
Personal Products	0.69%
Pharmaceuticals	1.23%
Professional Services	0.19%
Real Estate Management & Development	2.54%
Semiconductors & Semiconductor Equipment	9.91%
Software	0.34%

Specialty Retail	0.82%
Technology Hardware, Storage & Peripherals	1.04%
Textiles, Apparel & Luxury Goods	1.49%
Tobacco	0.38%
Transportation Infrastructure	0.28%
Water Utilities	0.12%
Wireless Telecommunication Services	2.89%

TOTAL COMMON STOCKS	85.34%

INVESTMENT COMPANIES
Exchange Traded Funds	9.82%

TOTAL INVESTMENT COMPANIES	9.82%

PREFERRED STOCKS
Banks	1.49%
Chemicals	0.51%
Metals & Mining	0.22%
Oil, Gas & Consumable Fuels	0.42%
Personal Products	0.49%
Semiconductors & Semiconductor Equipment	0.78%

TOTAL PREFERRED STOCKS	3.91%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.20%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.20%

SHORT TERM INVESTMENTS
Money Market Funds	0.54%

TOTAL SHORT TERM INVESTMENTS	0.54%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
Investments Purchased with Proceeds from Securities Lending	5.89%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	5.89%

TOTAL INVESTMENTS	105.70%
Liabilities in Excess of Other Assets	(5.70)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	COMMON STOCKS—90.23%
	Aerospace & Defense—1.34%
427	AAR Corp.	$16,777
509	Aerojet Rocketdyne Holdings, Inc. (a)	15,881
208	AeroVironment, Inc. (a)	11,681
938	Axon Enterprise, Inc. (a)	24,857
992	BWX Technologies, Inc.	60,006
214	Curtiss-Wright Corp. (b)	26,076
555	Ducommun, Inc. (a)	15,790
545	Engility Holdings, Inc. (a)	15,462
317	Esterline Technologies Corp. (a)	23,680
175	HEICO Corp.	16,511
374	HEICO Corp.—Class A	29,565
346	Hexcel Corp. (b)	21,400
296	Huntington Ingalls Industries, Inc.	69,767
563	KLX, Inc. (a)	38,425
1,276	Kratos Defense & Security Solutions, Inc. (a)	13,513
565	Moog, Inc.—Class A (a)	49,070
493	Orbital ATK, Inc.	64,829
719	Sparton Corp. (a)	16,580
1,072	Spirit AeroSystems Holdings, Inc.—Class A	93,532
184	Teledyne Technologies, Inc. (a)	33,332
741	Triumph Group, Inc.	20,155
1,673	Vectrus, Inc. (a)	51,612

		728,501

	Air Freight & Logistics—0.43%
636	Air Transport Services Group, Inc. (a)	14,717
2,482	Echo Global Logistics, Inc. (a)	69,496
226	Forward Air Corp.	12,981
303	Hub Group, Inc.—Class A (a)	14,514
8,035	Radiant Logistics, Inc. (a)	36,961
939	XPO Logistics, Inc. (a)(b)	86,003

		234,672

	Airlines—0.38%
900	Alaska Air Group, Inc.	66,159
334	Copa Holdings SA—Class A	44,776
462	Hawaiian Holdings, Inc.	18,411
2,890	JetBlue Airways Corp. (a)	64,563
255	SkyWest, Inc.	13,540

		207,449

	Auto Components—1.04%
581	Adient Plc—ADR	45,725
2,352	American Axle & Manufacturing Holdings, Inc. (a)	40,055
159	Cooper-Standard Holdings, Inc. (a)	19,477
1,536	Dana, Inc.	49,167
404	Dorman Products, Inc. (a)	24,701
632	Fox Factory Holding Corp. (a)	24,553
1,244	Gentex Corp. (b)	26,062
2,143	Goodyear Tire & Rubber Co. (b)	69,240

258	LCI Industries (b)	33,540
598	Lear Corp. (b)	105,643
340	Standard Motor Products, Inc. (b)	15,269
1,594	Stoneridge, Inc. (a)	36,439
289	Tenneco, Inc.	16,918
184	Visteon Corp. (a)	23,026
263	WABCO Holdings, Inc. (a)	37,740

		567,555

	Automobiles—0.32%
914	Thor Industries, Inc.	137,758
674	Winnebago Industries, Inc.	37,475

		175,233

	Banks—6.32%
274	1st Source Corp.	13,549
339	Ameris Bancorp	16,340
1,465	Associated Banc-Corp.	37,211
2,321	Banc of California, Inc. (b)	47,929
562	BancFirst Corp.	28,746
385	Banco Latinoamericano de Comercio Exterior SA—Class E	10,357
758	BancorpSouth, Inc.	23,839
1,501	Bank of Commerce Holdings	17,261
455	Bank of Hawaii Corp.	38,993
496	Bank of the Ozarks, Inc.	24,031
617	BankUnited, Inc.	25,124
355	Bankwell Financial Group, Inc.	12,191
1,121	BCB Bancorp, Inc.	16,254
193	BOK Financial Corp.	17,818
375	Bryn Mawr Bank Corp.	16,575
545	Byline Bancorp, Inc. (a)	12,519
206	C&F Financial Corp.	11,948
553	Camden National Corp.	23,298
347	Carolina Financial Corp.	12,891
568	Cathay General Bancorp	23,953
685	CenterState Banks, Inc. (b)	17,625
370	Century Bancorp, Inc.—Class A	28,952
210	Chemical Financial Corp.	11,229
306	Chemung Financial Corp.	14,719
444	Citizens & Northern Corp.	10,656
221	City Holding Co.	14,911
404	CNB Financial Corp.	10,601
809	Columbia Banking System, Inc. (b)	35,143
931	Commerce Bancshares, Inc.	51,987
248	Community Bank Systems, Inc.	13,330
1,549	Community Bankers Trust Corp. (a)	12,624
356	Community Trust Bancorp, Inc.	16,768
991	Cullen Frost Bankers, Inc. (b)	93,798
645	Customers Bancorp, Inc. (a)	16,764
473	CVB Financial Corp.	11,144
219	Eagle Bancorp, Inc. (a)	12,680
1,796	East West Bancorp, Inc.	109,251
1,279	Enterprise Financial Services Corp.	57,747
320	Evans Bancorp, Inc.	13,408
1,296	F.N.B. Corp.	17,911
303	Farmers Capital Bank Corp.	11,665
1,281	Farmers National Banc Corp.	18,895

288	FB Financial Corp. (a)	12,093
502	FCB Financial Holdings, Inc.—Class A (a)	25,502
733	Fidelity Southern Corp.	15,979
437	First Bancorp	15,430
2,432	First BanCorp (a)(b)	12,403
105	First Citizens BancShares, Inc.—Class A	42,315
1,060	First Commonwealth Financial Corp.	15,179
535	First Connecticut Bancorp, Inc.	13,990
1,635	First Financial Bancorp	43,082
409	First Financial Bankshares, Inc. (b)	18,425
598	First Foundation, Inc. (a)(b)	11,087
723	First Guaranty Bancshares, Inc.	18,075
2,392	First Horizon National Corp.	47,812
320	First Interstate BancSystem, Inc.—Class A	12,816
677	First Merchants Corp.	28,475
405	First Mid-Illinois Bancshares, Inc.	15,609
1,790	Fulton Financial Corp.	32,041
342	German American Bancorp, Inc.	12,083
365	Glacier Bancorp, Inc.	14,377
343	Great Southern Bancorp, Inc.	17,716
1,332	Green Bancorp, Inc. (a)	27,040
550	Guaranty Bancorp	15,207
814	Hancock Holding Co.	40,293
402	Heartland Financial U.S.A., Inc.	21,567
867	Heritage Commerce Corp.	13,282
497	Hilltop Holdings, Inc.	12,589
926	Hope Bancorp, Inc.	16,900
394	IBERIABANK Corp.	30,535
861	Independent Bank Corp.	19,243
879	International Bancshares Corp.	34,896
529	Investar Holding Corp.	12,749
1,515	Investors Bancorp, Inc.	21,028
981	Lakeland Bancorp, Inc.	18,884
267	Lakeland Financial Corp.	12,947
518	LCNB Corp.	10,593
310	LegacyTexas Financial Group, Inc.	13,085
1,077	Live Oak Bancshares, Inc.	25,686
1,115	Macatawa Bank Corp.	11,150
833	MainSource Financial Group, Inc.	30,246
320	Mercantile Bank Corp.	11,318
366	Midland States Bancorp, Inc.	11,888
299	MutualFirst Financial, Inc.	11,526
445	National Bank Holdings Corp.—Class A	14,431
262	National Bankshares, Inc.	11,908
328	Nicolet Bankshares, Inc. (a)	17,955
885	Northeast Bancorp	20,488
355	Northrim BanCorp, Inc.	12,017
357	Norwood Financial Corp.	11,781
354	Ohio Valley Banc Corp.	14,302
458	Old Line Bancshares, Inc.	13,484
1,825	Old National Bancorp (b)	31,846
404	Old Point Financial Corp.	12,019
1,571	Old Second Bancorp, Inc.	21,444
439	Orrstown Financial Services, Inc.	11,085
369	Pacific Premier Bancorp, Inc. (a)	14,760

708	PacWest Bancorp	35,683
240	Paragon Commercial Corp. (a)	12,770
104	Park National Corp.	10,816
1,184	Parke Bancorp, Inc.	24,331
333	Peapack Gladstone Financial Corp.	11,662
30	Peoples Bancorp of North Carolina, Inc.	921
577	Peoples Bancorp, Inc.	18,822
371	People’s Utah Bancorp	11,241
596	Popular, Inc.	21,152
336	Preferred Bank (b)	19,750
667	Premier Financial Bancorp, Inc.	13,393
524	Prosperity Bancshares, Inc. (b)	36,717
353	QCR Holdings, Inc.	15,126
324	Republic Bancorp, Inc.—Class A	12,318
1,297	Republic First Bancorp, Inc. (a)	10,960
511	S&T Bancorp, Inc.	20,343
438	Sandy Spring Bancorp, Inc.	17,091
647	Seacoast Banking Corp. of Florida (a)	16,311
838	ServisFirst Bancshares, Inc.	34,777
1,465	Shore Bancshares, Inc.	24,466
148	Signature Bank (a)	20,314
928	Sterling Bancorp	22,829
317	Stock Yards Bancorp, Inc.	11,951
582	Summit Financial Group, Inc.	15,318
629	Sun Bancorp, Inc.	15,285
469	Sunshine Bancorp, Inc. (a)	10,759
483	SVB Financial Group (a)	112,911
1,749	Synovus Financial Corp.	83,847
2,390	TCF Financial Corp.	48,995
496	Texas Capital Bancshares, Inc. (a)	44,094
834	The Bank of N.T. Butterfield & Son Ltd.	30,266
383	The First Bancorp, Inc.	10,429
498	TowneBank	15,314
289	TriCo Bancshares	10,942
827	TriState Capital Holdings, Inc. (a)	19,021
493	Triumph Bancorp, Inc. (a)	15,530
386	Trustmark Corp.	12,298
949	Two River Bancorp	17,205
342	UMB Financial Corp.	24,597
1,727	Umpqua Holdings Corp.	35,922
630	Union Bankshares Corp.	22,787
248	Union Bankshares, Inc.	13,132
1,099	United Community Banks, Inc.	30,926
397	Univest Corp. of Pennsylvania	11,136
2,243	Valley National Bancorp	25,166
323	Washington Trust Bancorp, Inc.	17,200
709	WesBanco, Inc.	28,821
901	West Bancorporation, Inc.	22,660
1,071	Western Alliance Bancorp (a)	60,640
852	Wintrust Financial Corp.	70,179
384	Xenith Bankshares, Inc. (a)	12,991
1,851	Zions Bancorporation (b)	94,086

		3,443,497

	Beverages—0.25%
220	Boston Beer Co., Inc.—Class A (a)(b)	42,042
9,877	Castle Brands, Inc. (a)	12,050
142	Coca-Cola Bottling Co.	30,567
174	MGP Ingredients, Inc.	13,377
405	National Beverage Corp. (b)	39,463

		137,499

	Biotechnology—2.81%
662	Abeona Therapeutics, Inc. (a)	10,493
1,777	Acorda Therapeutics, Inc. (a)(b)	38,117
258	Agios Pharmaceuticals, Inc. (a)	14,750
319	Aimmune Therapeutics, Inc. (a)	12,065
645	Alkermes Plc (a)(b)	35,301
346	Alnylam Pharmaceuticals, Inc. (a)(b)	43,959
2,238	AMAG Pharmaceuticals, Inc. (a)(b)	29,653
1,171	Amicus Therapeutics, Inc. (a)	16,851
2,119	Array BioPharma, Inc. (a)	27,123
369	Audentes Therapeutics, Inc. (a)	11,531
187	Avexis, Inc. (a)	20,695
1,268	Bioverativ, Inc. (a)(b)	68,371
235	Bluebird Bio, Inc. (a)	41,853
375	Blueprint Medicines Corp. (a)	28,279
2,632	Calithera Biosciences, Inc. (a)	21,977
2,676	Catalyst Pharmaceuticals, Inc. (a)	10,463
320	Clovis Oncology, Inc. (a)	21,760
4,406	Conatus Pharmaceuticals, Inc. (a)	20,356
850	Concert Pharmaceuticals, Inc. (a)	21,989
582	CytomX Therapeutics, Inc. (a)	12,286
776	Dynavax Technologies Corp. (a)	14,511
724	Eagle Pharmaceuticals, Inc. (a)(b)	38,676
285	Emergent BioSolutions, Inc. (a)	13,244
196	Enanta Pharmaceuticals, Inc. (a)	11,501
202	Esperion Therapeutics, Inc. (a)	13,300
563	Exact Sciences Corp. (a)	29,580
1,434	Exelixis, Inc. (a)	43,594
322	FibroGen, Inc. (a)	15,263
409	Foundation Medicine, Inc. (a)	27,894
984	Genomic Health, Inc. (a)	33,653
301	Global Blood Therapeutics, Inc. (a)	11,844
555	Halozyme Therapeutics, Inc. (a)	11,244
716	Ignyta, Inc. (a)	19,117
2,358	ImmunoGen, Inc. (a)	15,115
2,007	Immunomedics, Inc. (a)(b)	32,433
498	Ionis Pharmaceuticals, Inc. (a)(b)	25,049
1,398	Jounce Therapeutics, Inc. (a)(b)	17,824
298	Juno Therapeutics, Inc. (a)(b)	13,622
800	Kura Oncology, Inc. (a)(c)	12,240
83	Ligand Pharmaceuticals, Inc.—Class B (a)(b)	11,365
184	Loxo Oncology, Inc. (a)(b)	15,489
8,741	Matinas BioPharma Holdings, Inc. (a)	10,140
3,378	MiMedx Group, Inc. (a)(b)	42,597
2,389	Myriad Genetics, Inc. (a)	82,050
2,235	Natera, Inc. (a)	20,093
306	Neurocrine Biosciences, Inc. (a)	23,743
16,100	PDL BioPharma, Inc. (a)(b)	44,114
1,878	Pieris Pharmaceuticals, Inc. (a)	14,179
314	Portola Pharmaceuticals, Inc. (a)	15,286

146	Puma Biotechnology, Inc. (a)	14,432
199	Sage Therapeutics, Inc. (a)	32,777
668	Sangamo Therapeutics, Inc. (a)	10,955
208	Sarepta Therapeutics, Inc. (a)	11,573
782	Seattle Genetics, Inc. (a)(b)	41,837
1,010	Spectrum Pharmaceuticals, Inc. (a)	19,139
1,200	United Therapeutics Corp. (a)	177,540
1,290	Vanda Pharmaceuticals, Inc. (a)	19,608
2,390	Veracyte, Inc. (a)	15,607

		1,530,100

	Building Products—1.50%
2,118	A. O. Smith Corp.	129,791
727	AAON, Inc.	26,681
794	Allegion Plc	63,171
173	American Woodmark Corp. (a)	22,533
348	Apogee Enterprises, Inc.	15,914
1,941	Builders FirstSource, Inc. (a)	42,294
605	Caesarstone, Ltd. (a)	13,310
780	Continental Building Products, Inc. (a)(b)	21,957
1,318	Fortune Brands Home & Security, Inc. (b)	90,204
319	JELD-WEN Holding, Inc. (a)	12,559
393	Lennox International, Inc.	81,846
233	Masonite International Corp. (a)	17,277
656	NCI Building Systems, Inc. (a)	12,661
982	Owens Corning, Inc.	90,285
206	Patrick Industries, Inc. (a)	14,272
672	PGT Innovations, Inc. (a)	11,323
555	Quanex Building Products Corp.	12,987
312	Simpson Manufacturing Co., Inc.	17,912
512	Trex Co., Inc. (a)	55,496
807	Universal Forest Products, Inc.	30,359
835	USG Corp. (a)(b)	32,198

		815,030

	Capital Markets—2.88%
1,629	Artisan Partners Asset Management, Inc.—Class A	64,345
1,972	B. Riley Financial, Inc.	35,693
3,067	BGC Partners, Inc.—Class A	46,342
537	Cboe Global Markets, Inc.	66,905
573	Cohen & Steers, Inc.	27,097
106	Diamond Hill Investment Group, Inc.	21,906
2,561	Donnelley Financial Solutions, Inc. (a)	49,914
2,716	E*TRADE Financial Corp. (a)	134,632
1,353	Eaton Vance Corp.	76,296
643	Evercore Partners, Inc.—Class A	57,870
539	FactSet Research Systems, Inc. (b)	103,898
1,243	Federated Investors, Inc.—Class B (b)	44,847
1,208	Greenhill & Co., Inc.	23,556
326	Hamilton Lane, Inc.	11,537
276	HFF, Inc.—Class A	13,425
748	Houlihan Lokey, Inc.	33,982
602	INTL. FCStone, Inc. (a)	25,603
1,871	Lazard Ltd.—Class A	98,228
732	Legg Mason, Inc.	30,729
1,302	LPL Financial Holdings, Inc.	74,396
363	MarketAxess Holdings, Inc.	73,235

743	Moelis & Co.—Class A	36,036
478	Morningstar, Inc.	46,352
922	MSCI, Inc.	116,670
1,699	OM Asset Management Plc	28,458
385	Oppenheimer Holdings, Inc.—Class A	10,318
376	PJT Partners, Inc.—Class A	17,146
2,329	Pzena Investment Management, Inc.—Class A	24,850
1,551	SEI Investments Co.	111,455
1,568	Waddell & Reed Financial, Inc.—Class A (b)	35,029
258	Westwood Holdings Group, Inc.	17,082
967	WisdomTree Investments, Inc.	12,136

		1,569,968

	Chemicals—1.85%
395	A. Schulman, Inc.	14,714
272	AdvanSix, Inc. (a)	11,443
2,035	AgroFresh Solutions, Inc. (a)	15,059
831	American Vanguard Corp.	16,329
358	Ashland Global Holdings, Inc.	25,490
1,344	Axalta Coating Systems, Ltd. (a)	43,492
379	Cabot Corp.	23,343
1,284	CF Industries Holdings, Inc.	54,621
222	Chase Corp.	26,751
779	Core Molding Technologies, Inc.	16,904
487	Ferro Corp. (a)	11,488
305	H.B. Fuller Co.	16,430
2,022	Huntsman Corp.	67,312
828	Ingevity Corp. (a)	58,349
257	Innophos Holdings, Inc.	12,010
599	KMG Chemicals, Inc. (c)	39,582
281	Koppers Holdings, Inc. (a)	14,303
231	Kraton Corp. (a)	11,127
687	Kronos Worldwide, Inc.	17,704
191	Minerals Technologies, Inc.	13,150
81	NewMarket Corp.	32,189
1,503	Olin Corp.	53,477
2,853	Platform Specialty Products Corp. (a)	28,302
799	PolyOne Corp.	34,756
196	Quaker Chemical Corp.	29,555
1,320	Rayonier Advanced Materials, Inc.	26,994
655	RPM International, Inc.	34,335
150	Sensient Technologies Corp.	10,972
279	Stepan Co.	22,033
997	The Chemours Co.	49,910
210	The Scotts Miracle-Gro Co.—Class A (b)	22,468
752	Trinseo SA	54,595
1,089	Tronox, Ltd.—Class A	22,335
1,393	Valvoline, Inc.	34,909
153	W.R. Grace & Co.	10,730
258	Westlake Chemical Corp.	27,485

		1,004,646

	Commercial Services & Supplies—1.82%
2,731	ACCO Brands Corp. (a)(b)	33,318
4,073	ARC Document Solutions, Inc. (a)	10,386
750	Avery Dennison Corp.	86,145
243	Barrett Business Services, Inc.	15,671

1,008	Casella Waste Systems, Inc.—Class A (a)	23,204
629	Comfort Systems USA, Inc.	27,456
1,590	Copart, Inc. (a)	68,672
539	Deluxe Corp.	41,417
681	Healthcare Services Group, Inc. (b)	35,902
868	Heritage-Crystal Clean, Inc. (a)	18,879
1,750	Herman Miller, Inc.	70,087
813	HNI Corp. (b)	31,357
1,145	InnerWorkings, Inc. (a)	11,484
857	Interface, Inc.	21,554
459	KAR Auction Services, Inc.	23,184
4,551	Kimball International, Inc.—Class B	84,967
814	Knoll, Inc.	18,755
902	LSC Communications, Inc.	13,665
476	MSA Safety, Inc.	36,900
641	Quad/Graphics, Inc.	14,487
1,520	Rollins, Inc. (b)	70,726
415	SP Plus Corp. (a)	15,397
2,012	Steelcase, Inc.—Class A	30,582
2,013	Sykes Enterprises, Inc. (a)	63,309
897	Team, Inc. (a)(b)	13,365
568	Tetra Tech, Inc.	27,349
761	The Brinks Co. (b)	59,891
402	Viad Corp.	22,271

		990,380

	Communications Equipment—1.42%
582	Acacia Communications, Inc. (a)(b)	21,086
848	ADTRAN, Inc.	16,409
345	Applied Optoelectronics, Inc. (a)(b)	13,048
491	Arista Networks, Inc. (a)	115,670
2,169	ARRIS International Plc (a)	55,722
2,729	Calix, Inc. (a)	16,237
1,376	Ciena Corp. (a)(b)	28,800
1,147	Clearfield, Inc. (a)	14,051
1,893	CommScope Holding Co., Inc. (a)	71,612
494	Comtech Telecommunications Corp.	10,927
2,114	Digi International, Inc. (a)	20,189
527	EchoStar Corp.—Class A (a)	31,567
7,657	Extreme Networks, Inc. (a)	95,866
969	Finisar Corp. (a)	19,719
500	InterDigital, Inc. (b)	38,075
1,623	KVH Industries, Inc. (a)	16,798
368	Lumentum Holdings, Inc. (a)(b)	17,995
279	NETGEAR, Inc. (a)	16,391
1,520	NetScout Systems, Inc. (a)(b)	46,284
1,515	Oclaro, Inc. (a)(b)	10,211
344	Plantronics, Inc.	17,331
1,248	Quantenna Communications, Inc. (a)	15,225
3,650	Ribbon Communications, Inc. (a)	28,214
339	Ubiquiti Networks, Inc. (a)(b)	24,076
1,527	Viavi Solutions, Inc. (a)(b)	13,346

		774,849

	Construction & Engineering—0.74%
957	AECOM (a)	35,552
660	Aegion Corp. (a)(b)	16,784

203	Dycom Industries, Inc. (a)(b)	22,620
423	EMCOR Group, Inc.	34,580
746	Fluor Corp. (b)	38,531
3,147	HC2 Holdings, Inc. (a)	18,725
896	IES Holdings, Inc. (a)	15,456
662	Jacobs Engineering Group, Inc.	43,665
854	KBR, Inc.	16,935
621	MasTec, Inc. (a)	30,398
500	NV5 Global, Inc. (a)(b)	27,075
2,495	Orion Group Holdings, Inc. (a)	19,536
505	Primoris Services Corp. (b)	13,731
765	Quanta Services, Inc. (a)	29,919
1,495	Sterling Construction Co., Inc. (a)	24,339
576	Tutor Perini Corp. (a)	14,602

		402,448

	Construction Materials—0.12%
137	Eagle Materials, Inc. (b)	15,522
513	Summit Materials, Inc.—Class A (a)(b)	16,132
162	United States Lime & Minerals, Inc.	12,490
278	US Concrete, Inc. (a)(b)	23,255

		67,399

	Consumer Finance—0.93%
203	Credit Acceptance Corp. (a)(b)	65,666
3,453	Enova International, Inc. (a)	52,485
1,290	EZCORP, Inc.—Class A (a)	15,738
251	FirstCash, Inc.	16,930
427	Green Dot Corp.—Class A (a)	25,731
6,540	Navient Corp. (b)	87,113
510	Nelnet, Inc.—Class A (b)	27,938
648	PRA Group, Inc. (a)(b)	21,514
2,519	Regional Management Corp. (a)	66,275
3,790	Santander Consumer USA Holdings, Inc. (b)	70,570
5,225	SLM Corp. (a)	59,042

		509,002

	Containers & Packaging—0.92%
308	AptarGroup, Inc.	26,574
283	Bemis Co., Inc.	13,525
1,101	Berry Plastics Group, Inc. (a)	64,596
1,256	Crown Holdings, Inc. (a)	70,650
1,905	Graphic Packaging Holding Co. (b)	29,432
314	Greif, Inc.—Class A	19,022
172	Greif, Inc.—Class B	11,928
2,215	Myers Industries, Inc.	43,192
1,321	Owens-Illinois, Inc. (a)(b)	29,287
949	Packaging Corp. of America	114,402
1,158	Sealed Air Corp.	57,089
776	Silgan Holdings, Inc.	22,807

		502,504

	Distributors—0.04%
623	Core-Mark Holding Co., Inc.	19,674

	Diversified Consumer Services—1.78%
2,702	Adtalem Global Education, Inc. (b)	113,619
1,527	American Public Education, Inc. (a)	38,251
3,874	Bridgepoint Education, Inc. (a)(b)	32,154
246	Bright Horizons Family Solutions, Inc. (a)	23,124

3,846	Cambium Learning Group, Inc. (a)	21,845
491	Capella Education Co.	38,003
3,491	Career Education Corp. (a)	42,171
433	Carriage Services, Inc. (b)	11,132
2,460	Chegg, Inc. (a)(b)	40,147
1,315	Collectors Universe, Inc.	37,662
87	Graham Holdings Co.—Class B	48,577
638	Grand Canyon Education, Inc. (a)	57,120
4,372	H&R Block, Inc.	114,634
1,275	Hillenbrand, Inc.	56,993
1,159	Houghton Mifflin Harcourt Co. (a)	10,779
2,317	K12, Inc. (a)	36,840
1,030	Liberty Tax, Inc.	11,330
2,606	Regis Corp. (a)	40,028
746	Service Corp. International (b)	27,841
744	ServiceMaster Global Holdings, Inc. (a)	38,145
751	Sotheby’s—Class A (a)	38,752
505	Strayer Education, Inc.	45,238
1,024	Weight Watchers International, Inc. (a)(b)	45,343

		969,728

	Diversified Financial Services—0.23%
684	Cannae Holdings, Inc. (a)	11,648
707	Encore Capital Group, Inc. (a)(b)	29,765
2,196	Tiptree, Inc.—Class A	13,066
831	Voya Financial, Inc.	41,110
361	World Acceptance Corp. (a)	29,140

		124,729

	Diversified Telecommunication Services—0.36%
351	Cogent Communications Holdings, Inc.	15,900
1,436	Frontier Communications Corp.	9,708
313	General Communication, Inc.—Class A (a)	12,213
2,097	IDT Corp.—Class B	22,228
2,159	Ooma, Inc. (a)	25,800
97	Straight Path Communications, Inc.—Class B (a)	17,634
6,705	Vonage Holdings Corp. (a)	68,190
649	Zayo Group Holdings, Inc. (a)	23,883

		195,556

	Electric Utilities—0.65%
368	ALLETE, Inc.	27,364
280	El Paso Electric Co.	15,498
1,736	Great Plains Energy, Inc.	55,969
718	Hawaiian Electric Industries, Inc. (b)	25,956
240	IDACORP, Inc.	21,926
866	OGE Energy Corp.	28,500
599	Pinnacle West Capital Corp.	51,023
596	PNM Resources, Inc.	24,108
520	Portland General Electric Co.	23,701
2,197	Spark Energy, Inc.—Class A (b)	27,243
303	Unitil Corp.	13,823
696	Westar Energy, Inc.	36,749

		351,860

	Electrical Equipment—0.60%
551	Atkore International Group, Inc. (a)	11,819
344	Belden, Inc.	26,547
662	Brady Corp.—Class A	25,090

232	Encore Wire Corp.	11,287
253	EnerSys	17,616
258	Franklin Electric Co., Inc.	11,842
347	Generac Holdings, Inc. (a)	17,183
327	Hubbell, Inc.	44,256
527	II-VI, Inc. (a)	24,743
1,967	LSI Industries, Inc.	13,533
442	Powell Industries, Inc.	12,663
450	Regal Beloit Corp.	34,470
844	Sensata Technologies Holding NV (a)	43,137
1,499	Vicor Corp. (a)	31,329

		325,515

	Electronic Equipment, Instruments & Components—3.04%
842	Anixter International, Inc. (a)	63,992
791	Arrow Electronics, Inc. (a)	63,604
473	Avnet, Inc.	18,740
1,250	AVX Corp.	21,625
654	Bel Fuse, Inc.—Class B	16,464
1,066	Benchmark Electronics, Inc. (a)	31,021
1,808	CDW Corp.	125,638
1,526	Cognex Corp. (b)	93,330
157	Coherent, Inc. (a)	44,309
1,716	Control4 Corp. (a)	51,068
2,185	Daktronics, Inc.	19,949
571	Dolby Laboratories, Inc.—Class A	35,402
2,170	Electro Scientific Industries, Inc. (a)	46,503
3,074	Fitbit, Inc.—Class A (a)	17,553
630	FLIR Systems, Inc.	29,371
428	Insight Enterprises, Inc. (a)	16,388
408	IPG Photonics Corp. (a)	87,365
3,876	Iteris, Inc. (a)	27,016
503	Itron, Inc. (a)	34,305
1,661	Jabil, Inc. (b)	43,601
1,312	KEMET Corp. (a)	19,759
1,344	Keysight Technologies, Inc. (a)	55,910
867	Kimball Electronics, Inc. (a)	15,823
1,326	Knowles Corp. (a)	19,439
107	Littelfuse, Inc.	21,167
285	Mercury Systems, Inc. (a)	14,635
519	Methode Electronics, Inc.	20,812
295	MTS Systems Corp.	15,841
1,714	Napco Security Technologies, Inc. (a)	14,997
1,509	National Instruments Corp. (b)	62,820
501	Novanta, Inc. (a)	25,050
926	PC Connection, Inc.	24,270
474	Plexus Corp. (a)	28,781
13,794	Radisys Corp. (a)	13,863
166	Rogers Corp. (a)	26,879
1,984	Sanmina Corp. (a)	65,472
544	ScanSource, Inc. (a)	19,475
347	Tech Data Corp. (a)	33,996
2,242	Trimble, Inc. (a)	91,115
1,874	TTM Technologies, Inc. (a)	29,366
173	Universal Display Corp. (b)	29,868
1,951	Vishay Intertechnology, Inc.	40,483
733	Zebra Technologies Corp.—Class A (a)	76,085

		1,653,150

	Energy Equipment & Services—0.51%
2,226	Archrock, Inc.	23,373
1,148	Diamond Offshore Drilling, Inc. (a)(b)	21,341
341	Dril-Quip, Inc. (a)(b)	16,266
1,111	Exterran Corp. (a)	34,930
628	Matrix Service Co. (a)	11,178
4,064	Noble Corp. Plc (a)	18,369
846	Oceaneering International, Inc. (b)	17,885
639	Oil States International, Inc. (a)	18,084
776	RigNet, Inc. (a)	11,601
3,414	Rowan Cos., Inc.—Class A (a)	53,463
2,689	Tetra Technologies, Inc. (a)	11,482
3,540	Transocean, Ltd. (a)(b)	37,807

		275,779

	Food & Staples Retailing—1.01%
532	Casey’s General Stores, Inc. (b)	59,552
1,791	Diplomat Pharmacy, Inc. (a)	35,945
1,090	Ingles Markets, Inc.—Class A	37,714
2,198	Natural Grocers by Vitamin Cottage, Inc. (a)	19,628
1,258	Performance Food Group Co. (a)	41,640
186	PriceSmart, Inc.	16,015
15,276	Rite Aid Corp. (a)(b)	30,094
1,656	SpartanNash Co. (b)	44,182
1,732	Sprouts Farmers Market, Inc. (a)(b)	42,174
757	SUPERVALU, Inc. (a)(b)	16,351
1,314	The Chefs’ Warehouse, Inc. (a)(b)	26,937
883	United Natural Foods, Inc. (a)	43,506
2,011	US Foods Holding Corp. (a)	64,211
1,158	Village Super Market, Inc.—Class A	26,553
1,093	Weis Markets, Inc.	45,239

		549,741

	Food Products—1.22%
1,270	Blue Buffalo Pet Products, Inc. (a)(b)	41,643
1,264	Darling International, Inc. (a)	22,916
3,399	Dean Foods Co.	39,292
1,330	Farmer Brothers Co. (a)	42,759
2,192	Flowers Foods, Inc. (b)	42,328
612	Fresh Del Monte Produce, Inc.	29,174
1,758	Freshpet, Inc. (a)	33,314
1,124	Hostess Brands, Inc. (a)(b)	16,646
605	Ingredion, Inc. (b)	84,579
74	J&J Snack Foods Corp. (b)	11,235
1,070	Lamb Weston Holdings, Inc.	60,402
127	Lancaster Colony Corp.	16,410
1,659	Lifeway Foods, Inc. (a)	13,272
515	Pilgrim’s Pride Corp. (a)(b)	15,996
1,046	Pinnacle Foods, Inc.	62,206
320	Post Holdings, Inc. (a)	25,354
275	Sanderson Farms, Inc. (b)	38,165
799	Snyder’s-Lance, Inc.	40,014
352	The Hain Celestial Group, Inc. (a)	14,921
293	TreeHouse Foods, Inc. (a)(b)	14,492

		665,118

	Gas Utilities—0.48%
414	Atmos Energy Corp.	35,558
505	National Fuel Gas Co. (b)	27,730
378	New Jersey Resources Corp.	15,196
247	Northwest Natural Gas Co.	14,734
502	ONE Gas, Inc.	36,777
378	RGC Resources, Inc.	10,236
190	Southwest Gas Holdings, Inc.	15,291
209	Spire, Inc.	15,706
1,511	UGI Corp.	70,941
237	WGL Holdings, Inc.	20,344

		262,513

	Health Care Equipment & Supplies—4.06%
331	Abaxis, Inc.	16,391
778	ABIOMED, Inc. (a)	145,805
314	Analogic Corp.	26,297
1,268	AngioDynamics, Inc. (a)	21,087
5,550	Antares Pharma, Inc. (a)	11,044
886	AtriCure, Inc. (a)	16,161
59	Atrion Corp.	37,205
2,504	AxoGen, Inc. (a)	70,863
332	Cantel Medical Corp.	34,153
1,253	Cardiovascular Systems, Inc. (a)	29,684
304	CONMED Corp.	15,495
902	CryoLife, Inc. (a)	17,273
1,976	Cutera, Inc. (a)	89,612
1,099	DexCom, Inc. (a)(b)	63,072
1,053	Entellus Medical, Inc. (a)	25,683
638	Exactech, Inc. (a)	31,549
599	FONAR Corp. (a)	14,586
858	Glaukos Corp. (a)(b)	22,008
2,206	Globus Medical, Inc.—Class A (a)(b)	90,667
776	Haemonetics Corp. (a)	45,070
739	Halyard Health, Inc. (a)(b)	34,127
709	Heska Corp. (a)	56,869
650	Hill-Rom Holdings, Inc.	54,788
110	ICU Medical, Inc. (a)	23,760
665	Inogen, Inc. (a)	79,188
691	Insulet Corp. (a)(b)	47,679
750	Integer Holdings Corp. (a)	33,975
593	Integra LifeSciences Holdings Corp. (a)	28,381
293	iRhythm Technologies, Inc. (a)	16,423
820	K2M Group Holdings, Inc. (a)	14,760
1,876	Lantheus Holdings, Inc. (a)	38,364
1,427	LeMaitre Vascular, Inc.	45,436
283	LivaNova Plc (a)	22,617
631	Masimo Corp. (a)	53,509
1,166	Meridian Bioscience, Inc. (b)	16,324
423	Merit Medical Systems, Inc. (a)	18,274
451	Natus Medical, Inc. (a)	17,228
232	Neogen Corp. (a)	19,073
752	Novocure Ltd. (a)	15,190
1,082	NuVasive, Inc. (a)(b)	63,286
1,161	NxStage Medical, Inc. (a)	28,131
1,229	OraSure Technologies, Inc. (a)	23,179
638	Orthofix International NV (a)	34,899
1,134	Oxford Immunotec Global Plc (a)	15,842
286	Penumbra, Inc. (a)	26,913
858	Pulse Biosciences, Inc. (a)(b)	20,249

273	Quidel Corp. (a)	11,834
4,563	Quotient Ltd. (a)	22,587
1,115	ResMed, Inc. (b)	94,429
5,498	STAAR Surgical Co. (a)	85,219
464	STERIS Plc	40,586
516	SurModics, Inc. (a)	14,448
1,954	Tactile Systems Technology, Inc. (a)(b)	56,627
204	Teleflex, Inc.	50,759
330	The Cooper Companies, Inc. (b)	71,900
146	Utah Medical Products, Inc.	11,884
1,274	ViewRay, Inc. (a)	11,797
527	West Pharmaceutical Services, Inc.	51,999
563	Wright Medical Group NV (a)(b)	12,499

		2,208,737

	Health Care Providers & Services—2.43%
503	Acadia Healthcare Co., Inc. (a)(b)	16,413
1,390	Aceto Corp.	14,359
555	Addus HomeCare Corp. (a)	19,314
516	Almost Family, Inc. (a)	28,561
925	Amedisys, Inc. (a)	48,757
855	American Renal Associates Holdings, Inc. (a)	14,877
1,069	AMN Healthcare Services, Inc. (a)	52,648
8,380	BioScrip, Inc. (a)(b)	24,386
1,015	BioTelemetry, Inc. (a)	30,348
1,787	Brookdale Senior Living, Inc. (a)	17,334
234	Chemed Corp.	56,867
1,001	Civitas Solutions, Inc. (a)	17,117
3,648	Community Health Systems, Inc. (a)(b)	15,540
359	CorVel Corp. (a)	18,991
5,394	Cross Country Healthcare, Inc. (a)	68,827
1,137	Envision Healthcare Corp. (a)(b)	39,295
592	HealthEquity, Inc. (a)	27,623
1,150	HealthSouth Corp.	56,821
3,220	Kindred Healthcare, Inc.	31,234
787	LHC Group, Inc. (a)	48,204
432	LifePoint Health, Inc. (a)(b)	21,514
253	Magellan Health Services, Inc. (a)(b)	24,427
612	MEDNAX, Inc. (a)	32,705
1,120	Molina Healthcare, Inc. (a)(b)	85,882
249	National Healthcare Corp.	15,174
1,763	National Research Corp.—Class A	65,760
765	Owens & Minor, Inc. (b)	14,443
682	Patterson Cos., Inc. (b)	24,641
1,108	PerkinElmer, Inc.	81,017
192	Providence Service Corp. (a)	11,393
4,506	R1 RCM, Inc. (a)	19,871
5,556	RadNet, Inc. (a)	56,116
961	Select Medical Holdings Corp. (a)	16,962
1,273	Surgery Partners, Inc. (a)	15,403
453	Teladoc, Inc. (a)(b)	15,787
419	Tivity Health, Inc. (a)	15,314
1,845	Triple-S Management Corp.—Class B (a)	45,848
340	Trupanion, Inc. (a)	9,952
508	WellCare Health Plans, Inc. (a)	102,164

		1,321,889

	Health Care Technology—0.63%
2,306	Allscripts Healthcare Solutions, Inc. (a)	33,552
354	athenahealth, Inc. (a)(b)	47,096
357	Cotiviti Holdings, Inc. (a)	11,499
728	Inovalon Holdings, Inc. (a)	10,920
532	Medidata Solutions, Inc. (a)	33,713
389	Omnicell, Inc. (a)	18,867
5,284	Quality Systems, Inc. (a)	71,757
1,387	Simulations Plus, Inc.	22,331
388	Tabula Rasa HealthCare, Inc. (a)	10,883
966	Veeva Systems, Inc.—Class A (a)	53,400
958	Vocera Communications, Inc. (a)	28,951

		342,969

	Hotels, Restaurants & Leisure—2.46%
1,982	Aramark	84,711
48	Biglari Holdings, Inc. (a)(b)	19,891
243	Bob Evans Farms, Inc.	19,153
1,175	Bojangles’, Inc. (a)	13,865
693	Boyd Gaming Corp.	24,290
1,253	Brinker International, Inc. (b)	48,666
339	Buffalo Wild Wings, Inc. (a)	53,003
2,475	Caesars Entertainment Corp. (a)	31,309
3,135	Callaway Golf Co.	43,671
2,607	Century Casinos, Inc. (a)	23,802
504	Cheesecake Factory, Inc. (b)	24,283
990	Choice Hotels International, Inc.	76,824
127	Churchill Downs, Inc.	29,553
100	Cracker Barrel Old Country Store, Inc. (b)	15,889
258	Dave & Buster’s Entertainment, Inc. (a)(b)	14,234
1,351	Del Taco Restaurants, Inc. (a)	16,374
1,622	Denny’s Corp. (a)	21,475
559	Domino’s Pizza, Inc. (b)	105,629
428	Dunkin’ Brands Group, Inc.	27,593
1,070	El Pollo Loco Holdings, Inc. (a)	10,593
403	Eldorado Resorts, Inc. (a)(b)	13,359
885	Extended Stay America, Inc.	16,815
843	Fiesta Restaurant Group, Inc. (a)(b)	16,017
1,275	Fogo De Chao, Inc. (a)	14,790
392	Hilton Grand Vacations, Inc. (a)	16,444
440	Hyatt Hotels Corp.—Class A (a)(b)	32,358
922	ILG, Inc.	26,259
1,368	International Game Technology Plc	36,266
252	Jack in the Box, Inc.	24,724
681	La Quinta Holdings, Inc. (a)	12,571
242	Marriott Vacations Worldwide Corp. (b)	32,721
236	Monarch Casino & Resort, Inc. (a)	10,577
274	Nathan’s Famous, Inc.	20,687
387	Papa John’s International, Inc. (b)	21,715
1,180	Penn National Gaming, Inc. (a)	36,969
1,363	Pinnacle Entertainment, Inc. (a)	44,611
393	Planet Fitness, Inc.—Class A (a)(b)	13,610

2,394	Potbelly Corp. (a)	29,446
481	RCI Hospitality Holdings, Inc.	13,458
269	Red Robin Gourmet Burgers, Inc. (a)	15,172
335	Red Rock Resorts, Inc.	11,303
1,273	Ruth’s Hospitality Group, Inc.	27,560
535	Scientific Games Corp.—Class A (a)	27,445
180	Six Flags Entertainment Corp.	11,983
423	Sonic Corp. (b)	11,624
745	Speedway Motorsports, Inc.	14,058
304	Texas Roadhouse, Inc.	16,015
203	Vail Resorts, Inc.	43,131
590	Wingstop, Inc. (b)	22,998

		1,339,494

	Household Durables—1.84%
906	AV Homes, Inc. (a)	15,085
697	Bassett Furniture Industries, Inc.	26,207
1,217	Beazer Homes USA, Inc. (a)	23,379
417	CalAtlantic Group, Inc.	23,515
75	Cavco Industries, Inc. (a)	11,445
370	Century Communities, Inc. (a)	11,507
858	Ethan Allen Interiors, Inc.	24,539
377	Flexsteel Industries, Inc.	17,636
3,118	GoPro, Inc.—Class A (a)(b)	23,603
2,156	Green Brick Partners, Inc. (a)	24,363
218	Helen of Troy, Ltd. (a)(b)	21,004
676	Hooker Furniture Corp.	28,696
9,989	Hovnanian Enterprises, Inc.—Class A (a)	33,463
412	Installed Building Products, Inc. (a)	31,291
480	iRobot Corp. (a)(b)	36,816
2,341	KB Home (b)	74,795
953	La-Z-Boy, Inc.	29,734
150	LGI Homes, Inc. (a)	11,254
1,132	Lifetime Brands, Inc.	18,678
827	M.D.C Holdings, Inc. (b)	26,365
319	M/I Homes, Inc. (a)	10,974
249	Meritage Homes Corp. (a)	12,749
38	NVR, Inc. (a)	133,312
2,031	PulteGroup, Inc.	67,531
728	Taylor Morrison Home Corp.—Class A (a)	17,814
408	Tempur Sealy International, Inc. (a)	25,578
1,323	Toll Brothers, Inc.	63,530
329	TopBuild Corp. (a)	24,918
1,276	TRI Pointe Group, Inc. (a)(b)	22,866
642	Tupperware Brands Corp.	40,253
400	Universal Electronics, Inc. (a)	18,900
2,710	ZAGG, Inc. (a)	50,000

		1,001,800

	Household Products—0.32%
537	Central Garden & Pet Co. (a)	20,900
653	Central Garden & Pet Co.—Class A (a)	24,625
467	Energizer Holdings, Inc. (b)	22,407
2,401	HRG Group, Inc. (a)	40,697
124	Spectrum Brands Holdings, Inc. (b)	13,937
438	WD-40 Co.	51,684

		174,250

	Independent Power and Renewable Electricity Producers—0.82%
18,511	Atlantic Power Corp. (a)	43,501
4,878	Calpine Corp. (a)	73,804
5,822	Dynegy, Inc. (a)(b)	68,991
2,749	NRG Energy, Inc. (b)	78,292
2,258	NRG Yield, Inc.—Class A	42,563
2,316	NRG Yield, Inc.—Class C	43,773
244	Ormat Technologies, Inc.	15,606
641	Pattern Energy Group, Inc. (b)	13,775
2,497	TerraForm Power, Inc. (a)(b)	29,864
2,016	Vistra Energy Corp. (a)(b)	36,933

		447,102

	Industrial Conglomerates—0.22%
276	Carlisle Companies, Inc.	31,367
2,707	McDermott International, Inc. (a)(b)	17,812
523	Otter Tail Corp.	23,247
467	Raven Industries, Inc.	16,042
4	Seaboard Corp.	17,640
110	Standex International Corp.	11,204

		117,312

	Insurance—3.29%
54	Alleghany Corp. (a)	32,189
1,252	American Equity Investment Life Holding Co.	38,474
951	American Financial Group, Inc.	103,222
1,119	AMERISAFE, Inc. (b)	68,930
1,659	AmTrust Financial Services, Inc. (b)	16,706
213	Argo Group International Holdings, Ltd.	13,131
1,775	Arthur J. Gallagher & Co.	112,322
731	Assurant, Inc.	73,714
1,871	Assured Guaranty, Ltd.	63,371
1,685	Brown & Brown, Inc.	86,710
1,653	CNO Financial Group, Inc.	40,813
4,301	Crawford & Co.—Class B	41,376
685	Donegal Group, Inc.—Class A	11,850
707	eHealth, Inc. (a)	12,281
662	Employers Holdings, Inc.	29,393
74	Enstar Group Ltd. (a)	14,855
419	Erie Indemnity Co.—Class A	51,051
431	Everest Re Group, Ltd.	95,363
1,194	First American Financial Corp.	66,912
3,299	Genworth Financial, Inc. (a)	10,260
458	Global Indemnity Ltd. (a)	19,245
725	Health Insurance Innovations, Inc.—Class A (a)	18,089
843	Heritage Insurance Holdings, Inc. (b)	15,191
279	Horace Mann Educators Corp.	12,304
208	Infinity Property & Casualty Corp.	22,048
124	Investors Title Co.	24,595
470	James River Group Holdings, Ltd.	18,805
201	Kemper Corp.	13,849
1,066	Kingstone Cos., Inc.	20,041
85	National Western Life Group, Inc.—Class A	28,137
1,532	Old Republic International Corp.	32,754
626	Primerica, Inc.	63,570
452	ProAssurance Corp.	25,832
686	Reinsurance Group of America, Inc.	106,968

168	RenaissanceRe Holdings, Ltd.	21,099
391	RLI Corp.	23,718
147	Safety Insurance Group, Inc.	11,819
612	Selective Insurance Group, Inc.	35,924
269	The Hanover Insurance Group, Inc.	29,074
1,253	Third Point Reinsurance, Ltd. (a)	18,356
1,279	Torchmark Corp.	116,018
1,750	Universal Insurance Holdings, Inc.	47,862
1,191	W.R. Berkley Corp.	85,335

		1,793,556

	Internet & Direct Marketing Retail—1.01%
2,650	1-800-Flowers.Com, Inc.—Class A (a)	28,355
1,341	Duluth Holdings, Inc.—Class B (a)(b)	23,937
1,570	Etsy, Inc. (a)(b)	32,106
1,644	FTD Cos., Inc. (a)	11,820
8,004	Groupon, Inc. (a)(b)	40,820
830	HSN, Inc.	33,490
1,853	Lands’ End, Inc. (a)	36,226
486	Liberty Expedia Holdings, Inc.—Class A (a)	21,544
415	Liberty Ventures—Series A (a)	22,510
838	Nutrisystem, Inc. (b)	44,079
1,462	Overstock.com, Inc. (a)(b)	93,422
707	PetMed Express, Inc.	32,169
514	Shutterfly, Inc. (a)	25,572
793	TripAdvisor, Inc. (a)(b)	27,327
974	Wayfair, Inc.—Class A (a)(b)	78,183

		551,560

	Internet Software & Services—3.46%
1,482	2U, Inc. (a)	95,604
4,855	Aerohive Networks, Inc. (a)	28,305
698	Alarm.com Holdings, Inc. (a)	26,349
2,536	Amber Road, Inc. (a)	18,614
1,923	Appfolio, Inc.—Class A (a)	79,804
1,259	Apptio, Inc.—Class A (a)	29,612
2,160	Bazaarvoice, Inc. (a)	11,772
1,578	Blucora, Inc. (a)	34,874
2,035	Box, Inc.—Class A (a)	42,979
3,529	Brightcove, Inc. (a)	25,056
237	BroadSoft, Inc. (a)(b)	13,011
1,506	Carbonite, Inc. (a)	37,801
1,338	Care.com, Inc. (a)	24,138
632	Cars.com, Inc. (a)(b)	18,227
2,174	ChannelAdvisor Corp. (a)	19,566
470	Cimpress NV (a)	56,344
1,786	CommerceHub, Inc.—Series A (a)	39,274
1,847	CommerceHub, Inc.—Series C (a)	38,030
607	Cornerstone OnDemand, Inc. (a)	21,445
225	CoStar Group, Inc. (a)	66,814
20,590	DHI Group, Inc. (a)	39,121
260	Envestnet, Inc. (a)(b)	12,961
1,718	Five9, Inc. (a)	42,744
637	GoDaddy, Inc.—Class A (a)	32,028
294	GrubHub, Inc. (a)(b)	21,109
349	GTT Communications, Inc. (a)	16,386
3,005	Hortonworks, Inc. (a)	60,431

873	IAC InterActive Corp. (a)(b)	106,750
1,272	Instructure, Inc. (a)	42,103
697	Internap Corp. (a)	10,950
782	j2 Global, Inc. (b)	58,673
2,185	Leaf Group, Ltd. (a)	21,631
2,398	LivePerson, Inc. (a)	27,577
344	LogMeIn, Inc.	39,388
1,307	Match Group, Inc. (a)(b)	40,922
678	MINDBODY, Inc.—Class A (a)	20,645
553	New Relic, Inc. (a)(b)	31,947
2,526	NIC, Inc. (b)	41,932
3,344	Ominto, Inc. (a)(b)	11,336
2,199	Pandora Media, Inc. (a)(b)	10,599
430	Q2 Holdings, Inc. (a)	15,846
6,293	QuinStreet, Inc. (a)	52,735
1,601	Quotient Technology, Inc. (a)	18,812
494	Shutterstock, Inc. (a)	21,257
269	Stamps.com, Inc. (a)(b)	50,572
2,794	TechTarget, Inc. (a)	38,892
7,701	The Meet Group, Inc. (a)	21,717
281	The Trade Desk, Inc.—Class A (a)(b)	12,850
4,511	TrueCar, Inc. (a)	50,523
214	Tucows, Inc.—Class A (a)	14,991
549	Twilio, Inc.—Class A (a)	12,956
1,374	Web.com Group, Inc. (a)	29,953
1,735	XO Group, Inc. (a)	32,028
1,227	Yelp, Inc.—Class A (a)(b)	51,485
1,163	Yext, Inc. (a)(b)	13,991
701	Zillow Group, Inc.—Class C (a)(b)	28,685

		1,884,145

	IT Services—3.02%
567	Acxiom Corp. (a)	15,627
355	Black Knight, Inc. (a)	15,673
2,160	Blackhawk Network Holdings, Inc. (a)(b)	77,004
2,269	Booz Allen Hamilton Holding Corp.—Class A	86,517
1,014	Broadridge Financial Solutions, Inc.	91,848
396	CACI International, Inc.—Class A (a)(b)	52,411
1,084	Cardtronics Plc—Class A (a)	20,076
1,812	Conduent, Inc. (a)	29,282
3,676	Convergys Corp. (b)	86,386
1,088	CoreLogic, Inc. (a)	50,277
1,294	CSG Systems International, Inc.	56,703
1,838	CSRA, Inc. (b)	54,993
226	DST Systems, Inc.	14,028
470	EPAM Systems, Inc. (a)	50,492
438	Euronet Worldwide, Inc. (a)(b)	36,910
3,447	Everi Holdings, Inc. (a)	25,990
1,520	EVERTEC, Inc.	20,748
538	ExlService Holdings, Inc. (a)	32,468
540	Forrester Research, Inc.	23,868
756	Gartner, Inc. (a)	93,102
1,645	Genpact, Ltd.	52,212
5,812	Information Services Group, Inc. (a)	24,236
984	Leidos Holdings, Inc.	63,537
668	ManTech International Corp.—Class A	33,527

1,785	Maximus, Inc.	127,770
1,853	Perficient, Inc. (a)(b)	35,337
848	Sabre Corp. (b)	17,384
660	Science Applications International Corp.	50,536
2,319	Square, Inc.—Class A (a)	80,400
2,831	StarTek, Inc. (a)	28,225
1,262	Syntel, Inc. (a)	29,013
840	TeleTech Holdings, Inc. (b)	33,810
2,154	The Hackett Group, Inc.	33,839
2,118	Travelport Worldwide, Ltd.	27,682
2,157	Unisys Corp. (a)	17,580
1,141	VeriFone Systems, Inc. (a)(b)	20,207
447	Virtusa Corp. (a)	19,704
88	WEX, Inc. (a)	12,428

		1,641,830

	Leisure Products—0.89%
651	Acushnet Holdings Corp.	13,723
1,726	American Outdoor Brands Corp. (a)	22,162
829	Brunswick Corp.	45,777
509	Johnson Outdoors, Inc.—Class A	31,604
970	Malibu Boats, Inc.—Class A (a)(b)	28,838
1,817	Marine Products Corp.	23,149
4,608	MCBC Holdings, Inc. (a)	102,390
1,586	Nautilus, Inc. (a)	21,173
461	Polaris Industries, Inc.	57,159
860	Pool Corp.	111,499
504	Sturm, Ruger & Company, Inc.	28,148

		485,622

	Life Sciences Tools & Services—0.76%
153	Bio-Rad Laboratories, Inc.—Class A (a)	36,517
126	Bio-Techne Corp.	16,323
1,386	Bruker Corp.	47,568
541	Charles River Laboratories International, Inc. (a)	59,212
2,959	Enzo Biochem, Inc. (a)	24,116
795	INC Research Holdings, Inc.—Class A (a)	34,662
1,245	Luminex Corp.	24,526
1,775	Medpace Holdings, Inc. (a)	64,362
356	PRA Health Sciences, Inc. (a)	32,421
2,393	QIAGEN NV	74,015

		413,722

	Machinery—3.57%
604	AGCO Corp.	43,144
225	Alamo Group, Inc.	25,396
182	Albany International Corp.—Class A	11,184
1,024	Allison Transmission Holdings, Inc.	44,104
388	Altra Industrial Motion Corp. (b)	19,555
260	Badger Meter, Inc.	12,428
583	Barnes Group, Inc.	36,886
398	Chart Industries, Inc. (a)	18,650
716	Colfax Corp. (a)	28,368
1,234	Columbus McKinnon Corp.	49,335
1,010	Commercial Vehicle Group, Inc. (a)	10,797
501	Crane Co.	44,699
1,055	Donaldson Co., Inc.	51,642
612	Douglas Dynamics, Inc. (b)	23,134

232	EnPro Industries, Inc.	21,694
347	ESCO Technologies, Inc.	20,907
1,026	FreightCar America, Inc.	17,524
385	Gorman Rupp Co.	12,016
1,917	Graco, Inc. (b)	86,687
1,983	Hardinge, Inc.	34,544
1,042	Harsco Corp. (a)	19,433
396	Hurco Cos., Inc.	16,711
139	Hyster-Yale Materials Handling, Inc.	11,837
788	IDEX Corp.	103,992
418	ITT, Inc.	22,309
735	John Bean Technologies Corp. (b)	81,438
241	Kadant, Inc.	24,196
667	Kennametal, Inc.	32,290
506	L.B. Foster Co.—Class A (a)	13,738
623	Lincoln Electric Holdings, Inc.	57,054
1,403	Meritor, Inc. (a)	32,914
283	NACCO Industries, Inc.—Class A	10,655
335	Navistar International Corp. (a)	14,365
535	NN, Inc.	14,766
398	Nordson Corp. (b)	58,267
635	Omega Flex, Inc.	45,345
697	Oshkosh Corp.	63,350
396	Park-Ohio Holdings Corp.	18,196
326	Proto Labs, Inc. (a)	33,578
103	RBC Bearings, Inc. (a)	13,019
789	Rexnord Corp. (a)	20,530
409	Snap-on, Inc. (b)	71,289
350	SPX FLOW, Inc. (a)	16,643
197	Sun Hydraulics Corp.	12,744
346	Tennant Co.	25,137
1,239	Terex Corp.	59,745
568	The Eastern Co.	14,853
441	The Greenbrier Companies, Inc. (b)	23,505
319	The Manitowoc Co., Inc. (a)	12,550
142	The Middleby Corp. (a)(b)	19,163
428	The Timken Co.	21,036
1,201	Toro Co.	78,341
1,320	TriMas Corp. (a)	35,310
819	Trinity Industries, Inc. (b)	30,680
570	Twin Disc, Inc. (a)	15,145
118	Valmont Industries, Inc.	19,570
2,017	Wabash National Corp. (b)	43,769
214	Wabtec Corp. (b)	17,426
149	Watts Water Technologies, Inc.—Class A	11,317
527	Welbilt, Inc. (a)	12,390
1,180	Xylem, Inc.	80,476

		1,941,766

	Marine—0.09%
2,458	Costamare, Inc.	14,183
374	Kirby Corp. (a)(b)	24,983
3,412	Safe Bulkers, Inc. (a)	11,021

		50,187

	Media—1.16%
240	AMC Networks, Inc.—Class A (a)(b)	12,979
1,454	Ascent Capital Group, Inc.—Class A (a)	16,706
52	Cable One, Inc.	36,574
4,264	Central European Media Enterprises Ltd.—Class A (a)	19,828
1,648	Entravision Communications Corp.—Class A	11,783
3,330	Gannett Co., Inc.	38,595
1,048	Gray Television, Inc. (a)(b)	17,554
462	John Wiley & Sons, Inc.—Class A	30,377
906	Liberty Media Group—Class C (a)(b)	30,949
866	Lions Gate Entertainment Corp.—Class A (a)(b)	29,279
751	Lions Gate Entertainment Corp.—Class B (a)(b)	23,837
1,506	Live Nation Entertainment, Inc. (a)	64,110
398	Meredith Corp.	26,288
1,208	MSG Networks, Inc.—Class A (a)	24,462
1,628	New Media Investment Group, Inc.	27,318
170	Nexstar Media Group, Inc.—Class A (b)	13,294
2,516	Salem Media Group, Inc.	11,322
644	Scholastic Corp. (b)	25,831
729	Sinclair Broadcast Group, Inc.—Class A (b)	27,593
1,573	TEGNA, Inc.	22,148
71	The Madison Square Garden Co.—Class A (a)	14,970
1,653	The New York Times Co.—Class A	30,581
1,427	Time, Inc.	26,328
1,836	Townsquare Media, Inc.—Class A (a)	14,100
780	tronc, Inc. (a)	13,720
641	World Wrestling Entertainment, Inc.—Class A	19,602

		630,128

	Metals & Mining—0.86%
1,425	Alcoa Corp. (a)(b)	76,765
256	Carpenter Technology Corp. (b)	13,053
1,224	Century Aluminum Co. (a)	24,039
1,751	Cleveland-Cliffs, Inc. (a)	12,625
3,195	Ferroglobe Representation & Warranty Insurance Trust (d)(f)	0
503	Gibraltar Industries, Inc. (a)	16,599
540	Materion Corp.	26,244
892	Olympic Steel, Inc.	19,169
593	Reliance Steel & Aluminum Co.	50,873
241	Royal Gold, Inc.	19,791
707	Schnitzer Steel Industries, Inc.—Class A	23,685
1,757	Steel Dynamics, Inc.	75,779
1,976	SunCoke Energy, Inc. (a)(b)	23,692
2,482	Tahoe Resources, Inc.	11,889
1,376	United States Steel Corp.	48,421
530	Warrior Met Coal, Inc.	13,330
314	Worthington Industries, Inc.	13,835

		469,789

	Multiline Retail—0.74%
822	Big Lots, Inc. (b)	46,155
677	Burlington Stores, Inc. (a)(b)	83,291
343	Dillard’s, Inc.—Class A (b)	20,597
4,301	Fred’s, Inc.—Class A (b)	17,419
6,902	J.C. Penney Co., Inc. (a)(b)	21,811
2,231	Kohl’s Corp. (b)	120,987
1,387	Nordstrom, Inc. (b)	65,716
511	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	27,211

		403,187

	Multi-Utilities—0.33%
981	Alliant Energy Corp.	41,800
294	Avista Corp.	15,138
311	Black Hills Corp. (b)	18,694
1,637	MDU Resources Group, Inc.	44,003
520	NorthWestern Corp.	31,044
407	Vectren Corp.	26,463

		177,142

	Oil, Gas & Consumable Fuels—0.86%
312	Adams Resources & Energy, Inc.	13,572
137	Arch Coal, Inc.—Class A (b)	12,763
196	Chesapeake Utilities Corp.	15,396
4,953	Cloud Peak Energy, Inc. (a)(b)	22,041
1,537	CNX Resources Corp. (a)	22,486
382	CONSOL Energy, Inc. (a)(b)	15,098
437	CVR Energy, Inc. (b)	16,274
427	Delek US Holdings, Inc.	14,919
151	Diamondback Energy, Inc. (a)(b)	19,064
2,527	Dorian LPG, Ltd. (a)	20,772
2,294	Hallador Energy Co.	13,970
1,257	HollyFrontier Corp. (b)	64,384
593	Murphy Oil Corp. (b)	18,413
7,211	Overseas Shipholding Group, Inc.—Class A (a)	19,758
2,644	Pacific Ethanol, Inc. (a)	12,030
1,067	Par Pacific Holdings, Inc. (a)	20,572
925	PBF Energy, Inc.—Class A (b)	32,791
560	Peabody Energy Corp. (a)	22,047
484	Targa Resources Corp.	23,435
15,243	Teekay Tankers Ltd.—Class A	21,340
1,733	Tellurian, Inc. (a)	16,879
1,111	World Fuel Services Corp. (b)	31,264

		469,268

	Paper & Forest Products—0.25%
555	Boise Cascade Co.	22,145
624	Domtar Corp. (b)	30,901
1,302	KapStone Paper and Packaging Corp.	29,542
972	Louisiana-Pacific Corp. (a)(b)	25,525
268	Schweitzer-Mauduit International, Inc.	12,156
802	Verso Corp. (a)	14,091

		134,360

	Personal Products—0.73%
255	Edgewell Personal Care Co. (a)	15,145
519	elf Beauty, Inc. (a)(b)	11,579
1,006	Herbalife, Ltd. (a)(b)	68,126
433	Inter Parfums, Inc.	18,814
1,307	Medifast, Inc.	91,242
1,438	Natural Health Trends Corp. (b)	21,843
1,819	Nature’s Sunshine Products, Inc.	21,010
999	Nu Skin Enterprises, Inc.—Class A	68,162
523	Revlon, Inc.—Class A (a)	11,401
929	USANA Health Sciences, Inc. (a)	68,792

		396,114

	Pharmaceuticals—1.27%
216	Aerie Pharmaceuticals, Inc. (a)	12,906
920	Akorn, Inc. (a)	29,652
727	Amphastar Pharmaceuticals, Inc. (a)	13,988
596	Assembly Biosciences, Inc. (a)	26,969
954	Catalent, Inc. (a)	39,190
3,327	Corcept Therapeutics, Inc. (a)(b)	60,086
994	Corium International, Inc. (a)	9,552
5,605	Depomed, Inc. (a)(b)	45,120
4,527	Endo International Plc (a)	35,084
3,558	Horizon Pharma Plc (a)	51,947
1,193	Impax Laboratories, Inc. (a)	19,863
823	Innoviva, Inc. (a)	11,678
1,116	Intersect ENT, Inc. (a)	36,158
2,019	Lannett Co., Inc. (a)(b)	46,841
1,768	Mallinckrodt Plc (a)(b)	39,886
287	MyoKardia, Inc. (a)	12,083
572	Nektar Therapeutics (a)(b)	34,160
372	Pacira Pharmaceuticals, Inc. (a)(b)	16,982
1,033	Phibro Animal Health Corp.—Class A	34,606
608	Prestige Brands Holdings, Inc. (a)(b)	27,001
2,616	Sucampo Pharmaceuticals, Inc.—Class A (a)(b)	46,957
1,034	Supernus Pharmaceuticals, Inc. (a)	41,205

		691,914

	Professional Services—1.42%
4,510	Acacia Research Corp. (a)	18,265
1,417	BG Staffing, Inc.	22,587
1,552	CBIZ, Inc. (a)	23,978
422	CRA International, Inc.	18,969
1,236	Franklin Covey Co. (a)	25,647
504	FTI Consulting, Inc. (a)	21,652
556	Heidrick & Struggles International, Inc.	13,650
428	Huron Consulting Group, Inc. (a)(b)	17,313
520	ICF International, Inc. (a)	27,300
518	Insperity, Inc.	29,707
496	Kelly Services, Inc.—Class A	13,526
1,318	Kforce, Inc.	33,279
507	Korn/Ferry International	20,980
903	ManpowerGroup, Inc.	113,877
708	Mistras Group, Inc. (a)	16,617
1,639	Navigant Consulting, Inc. (a)	31,813
965	On Assignment, Inc. (a)(b)	62,021
1,372	Resources Connection, Inc.	21,197
2,013	Robert Half International, Inc.	111,802
1,202	RPX Corp.	16,155
258	The Dun & Bradstreet Corp.	30,550
349	TriNet Group, Inc. (a)	15,475
1,336	TrueBlue, Inc. (a)	36,740
230	VSE Corp.	11,139
837	Willdan Group, Inc. (a)	20,038

		774,277

	Real Estate Management & Development—0.81%
3,910	Altisource Portfolio Solutions SA (a)(b)	109,480
1,887	Forestar Group, Inc. (a)	41,514
87	Howard Hughes Corp. (a)	11,420
457	Jones Lang LaSalle, Inc.	68,061
1,593	Marcus & Millichap, Inc. (a)	51,948
2,165	Maui Land & Pineapple Co, Inc. (a)	37,454

321	RE/MAX Holdings, Inc.—Class A	15,569
1,822	Realogy Holdings Corp. (b)	48,283
799	The RMR Group, Inc.—Class A	47,381
321	Transcontinental Realty Investors, Inc. (a)	10,054

		441,164

	Road & Rail—0.57%
1,586	ArcBest Corp.	56,699
1,073	Avis Budget Group, Inc. (a)(b)	47,083
386	Genesee & Wyoming, Inc.—Class A (a)	30,390
580	Landstar System, Inc.	60,378
363	Old Dominion Freight Line, Inc.	47,753
2,412	Roadrunner Transportation Systems, Inc. (a)	18,597
252	Ryder System, Inc.	21,211
255	Saia, Inc. (a)(b)	18,041
294	Werner Enterprises, Inc.	11,363

		311,515

	Semiconductors & Semiconductor Equipment—2.82%
505	Advanced Energy Industries, Inc. (a)	34,077
7,532	Advanced Micro Devices, Inc. (a)(b)	77,429
239	Ambarella, Inc. (a)(b)	14,041
3,038	Amkor Technology, Inc. (a)(b)	30,532
879	Axcelis Technologies, Inc. (a)	25,227
1,783	AXT, Inc. (a)	15,512
1,139	Brooks Automation, Inc.	27,165
358	Cabot Microelectronics Corp.	33,681
461	Cavium, Inc. (a)	38,646
238	CEVA, Inc. (a)	10,984
1,151	Cirrus Logic, Inc. (a)	59,691
678	Cohu, Inc.	14,882
983	Cree, Inc. (a)	36,509
1,560	Cypress Semiconductor Corp. (b)	23,774
1,068	Diodes, Inc. (a)	30,620
2,811	DSP Group, Inc. (a)	35,137
1,147	Entegris, Inc.	34,926
812	First Solar, Inc. (a)	54,826
689	Ichor Holdings, Ltd. (a)	16,949
832	Integrated Device Technology, Inc. (a)	24,735
1,401	IXYS Corp. (a)	33,554
3,282	Marvell Technology Group, Ltd.	70,465
667	Microsemi Corp. (a)	34,451
627	MKS Instruments, Inc.	59,252
832	Monolithic Power Systems, Inc.	93,484
877	Nanometrics, Inc. (a)	21,855
322	NVE Corp.	27,692
4,378	ON Semiconductor Corp. (a)(b)	91,675
2,648	Photronics, Inc. (a)	22,574
7,186	Pixelworks, Inc. (a)	45,487
755	Power Integrations, Inc.	55,530
1,845	Rambus, Inc. (a)	26,236
1,090	Rudolph Technologies, Inc. (a)	26,051
503	Semtech Corp. (a)	17,203
5,401	Sigma Designs, Inc. (a)	37,537
198	Silicon Laboratories, Inc. (a)	17,483
2,439	Teradyne, Inc. (b)	102,121
1,361	Ultra Clean Holdings, Inc. (a)	31,425

1,166	Versum Materials, Inc. (b)	44,133
2,302	Xcerra Corp. (a)	22,537
702	Xperi Corp.	17,129

		1,537,217

	Software—4.36%
1,571	8x8, Inc. (a)	22,151
4,865	A10 Networks, Inc. (a)(b)	37,558
649	ACI Worldwide, Inc. (a)	14,713
1,011	Agilysys, Inc. (a)	12,415
1,048	American Software, Inc.—Class A	12,188
1,108	ANSYS, Inc. (a)	163,530
1,181	Aspen Technology, Inc. (a)	78,182
861	Atlassian Corp. Plc—Class A (a)(b)	39,193
844	Barracuda Networks, Inc. (a)	23,210
425	Blackbaud, Inc.	40,158
314	Blackline, Inc. (a)	10,299
306	Bottomline Technologies, Inc. (a)	10,612
3,310	Cadence Design System, Inc. (a)	138,424
421	Callidus Software, Inc. (a)	12,062
979	CommVault Systems, Inc. (a)	51,398
138	Ebix, Inc.	10,937
168	Ellie Mae, Inc. (a)(b)	15,019
263	ePlus, Inc. (a)	19,778
712	Everbridge, Inc. (a)(b)	21,161
292	Fair Isaac Corp.	44,734
753	FireEye, Inc. (a)	10,693
1,193	Fortinet, Inc. (a)(b)	52,122
2,698	Glu Mobile, Inc. (a)	9,821
355	Guidewire Software, Inc. (a)	26,362
515	HubSpot, Inc. (a)(b)	45,526
320	Imperva, Inc. (a)	12,704
710	Jack Henry & Associates, Inc.	83,042
2,018	Majesco, Inc. (a)	10,837
962	Manhattan Associates, Inc. (a)(b)	47,657
182	MicroStrategy, Inc.—Class A (a)	23,897
2,264	Mitek Systems, Inc. (a)	20,263
8,689	MobileIron, Inc. (a)	33,887
780	Model N, Inc. (a)	12,285
454	Monotype Imaging Holdings, Inc.	10,941
3,512	Nuance Communications, Inc. (a)(b)	57,421
465	Paycom Software, Inc. (a)(b)	37,353
229	Paylocity Holdings Corp. (a)	10,800
854	Pegasystems, Inc.	40,266
2,176	Progress Software Corp.	92,632
233	Proofpoint, Inc. (a)(b)	20,693
984	PROS Holdings, Inc. (a)	26,027
968	PTC, Inc. (a)	58,825
927	QAD, Inc.—Class A	36,014
364	Qualys, Inc. (a)(b)	21,603
1,767	Rapid7, Inc. (a)(b)	32,972
822	RealPage, Inc. (a)	36,415
1,398	RingCentral, Inc.—Class A (a)	67,663
2,667	Rosetta Stone, Inc. (a)	33,258
921	Silver Spring Networks, Inc. (a)	14,957
950	Splunk, Inc. (a)	78,698

1,126	SS&C Technologies Holdings, Inc.	45,580
2,304	Synchronoss Technologies, Inc. (a)(b)	20,598
689	Tableau Software, Inc.—Class A (a)	47,679
562	Take-Two Interactive Software, Inc. (a)(b)	61,696
7,400	The Rubicon Project, Inc. (a)	13,838
163	The Ultimate Software Group, Inc. (a)	35,572
1,188	TiVo Corp.	18,533
120	Tyler Technologies, Inc. (a)(b)	21,246
578	Upland Software, Inc. (a)	12,519
901	Varonis Systems, Inc. (a)	43,744
2,018	VASCO Data Security International, Inc. (a)	28,050
865	Verint Systems, Inc. (a)(b)	36,200
3,413	Workiva, Inc. (a)	73,038
980	Zendesk, Inc. (a)	33,163
5,185	Zix Corp. (a)	22,710
3,683	Zynga, Inc.—Class A (a)	14,732

		2,372,254

	Specialty Retail—4.16%
1,581	Aaron’s, Inc. (b)	63,003
3,108	Abercrombie & Fitch Co.—Class A (b)	54,172
2,623	American Eagle Outfitters, Inc. (b)	49,312
979	America’s Car-Mart, Inc. (a)	43,712
220	Asbury Automotive Group, Inc. (a)	14,080
13,828	Ascena Retail Group, Inc. (a)	32,496
253	AutoNation, Inc. (a)(b)	12,987
1,870	Barnes & Noble Education, Inc. (a)	15,409
2,488	Barnes & Noble, Inc.	16,670
1,910	Bed Bath & Beyond, Inc. (b)	42,001
2,898	Big 5 Sporting Goods Corp. (b)	22,025
2,502	Build-A-Bear Workshop, Inc. (a)	23,018
1,182	Caleres, Inc.	39,573
560	Camping World Holdings, Inc.—Class A	25,049
5,859	Chico’s FAS, Inc.	51,676
1,115	Citi Trends, Inc.	29,503
856	Conn’s, Inc. (a)(b)	30,431
1,061	Dick’s Sporting Goods, Inc.	30,493
1,254	DSW, Inc.—Class A	26,848
4,127	Express, Inc. (a)	41,889
708	Five Below, Inc. (a)(b)	46,955
397	Floor & Decor Holdings, Inc. (a)	19,326
1,324	Foot Locker, Inc.	62,069
3,320	Francesca’s Holdings Corp. (a)(b)	24,269
3,138	GameStop Corp.—Class A (b)	56,327
873	Genesco, Inc. (a)(b)	28,373
1,879	GNC Holdings, Inc.—Class A (a)(b)(c)	6,934
183	Group 1 Automotive, Inc. (b)	12,988
849	Guess?, Inc. (b)	14,331
2,397	Haverty Furniture Cos., Inc.	54,292
1,720	Hibbett Sports, Inc. (a)(b)	35,088
3,678	J. Jill, Inc. (a)(b)	28,688
3,057	Kirkland’s, Inc. (a)	36,577
193	Lithia Motors, Inc.—Class A (b)	21,923
1,374	Lumber Liquidators Holdings, Inc. (a)	43,130
700	MarineMax, Inc. (a)	13,230
222	Monro, Inc.	12,643

240	Murphy USA, Inc. (a)(b)	19,286
8,138	Office Depot, Inc.	28,809
231	Penske Automotive Group, Inc.	11,053
5,549	Pier 1 Imports, Inc.	22,973
6,113	Rent-A-Center, Inc. (b)	67,854
346	REX American Resources Corp. (a)	28,645
647	RH (a)(b)	55,778
1,804	Sally Beauty Holdings, Inc. (a)(b)	33,843
1,211	Shoe Carnival, Inc.	32,394
498	Signet Jewelers Ltd.	28,162
1,009	Sleep Number Corp. (a)	37,928
4,349	Sportsman’s Warehouse Holdings, Inc. (a)(b)	28,747
1,325	Systemax, Inc. (b)	44,083
1,951	Tailored Brands, Inc.	42,590
1,332	The Buckle, Inc. (b)	31,635
1,241	The Cato Corp.—Class A	19,757
694	The Children’s Place, Inc. (b)	100,873
9,664	The Container Store Group, Inc. (a)	45,807
2,121	The Finish Line, Inc.—Class A	30,818
2,846	The Michaels Cos., Inc. (a)(b)	68,845
1,732	Tile Shop Holdings, Inc.	16,627
5,143	Tilly’s, Inc.—Class A (b)	75,911
1,930	Urban Outfitters, Inc. (a)(b)	67,666
3,453	Vitamin Shoppe, Inc. (a)	15,193
999	Williams Sonoma, Inc. (b)	51,648
232	Winmark Corp.	30,021
2,120	Zumiez, Inc. (a)	44,149

		2,262,585

	Technology Hardware, Storage & Peripherals—0.50%
2,305	3D Systems Corp. (a)(b)	19,915
4,908	Avid Technology, Inc. (a)	26,454
541	Cray, Inc. (a)	13,092
608	Electronics for Imaging, Inc. (a)	17,954
1,131	NCR Corp. (a)(b)	38,443
2,380	Pure Storage, Inc.—Class A (a)	37,747
3,754	Quantum Corp. (a)	21,135
687	Synaptics, Inc. (a)	27,439
1,881	Teradata Corp. (a)(b)	72,343

		274,522

	Textiles, Apparel & Luxury Goods—1.86%
562	Carter’s, Inc.	66,029
846	Columbia Sportswear Co.	60,810
7,310	Crocs, Inc. (a)(b)	92,398
331	Culp, Inc.	11,089
562	Deckers Outdoor Corp. (a)(b)	45,101
3,367	Fossil Group, Inc. (a)(b)	26,162
725	G-III Apparel Group, Ltd. (a)(b)	26,745
821	lululemon athletica, Inc. (a)	64,522
1,909	Michael Kors Holdings Ltd. (a)	120,172
770	Movado Group, Inc.	24,794
490	Oxford Industries, Inc.	36,843
1,992	Perry Ellis International, Inc. (a)	49,880
688	Ralph Lauren Corp. (b)	71,339
1,498	Skechers U.S.A., Inc.—Class A (a)	56,684
1,419	Steven Madden, Ltd. (a)(b)	66,267

1,066	Superior Uniform Group, Inc.	28,473
213	UniFirst Corp.	35,124
2,836	Vera Bradley, Inc. (a)	34,542
461	Weyco Group, Inc.	13,701
2,656	Wolverine World Wide, Inc. (b)	84,673

		1,015,348

	Thrifts & Mortgage Finance—1.48%
1,058	Bank Mutual Corp.	11,268
464	Berkshire Hills Bancorp, Inc. (b)	16,982
1,401	BofI Holding, Inc. (a)(b)	41,890
910	Brookline Bancorp, Inc.	14,287
895	Charter Financial Corp.	15,698
747	Entegra Financial Corp. (a)	21,850
488	Federal Agricultural Mortgage Corp.—Class C	38,181
843	Flagstar Bancorp, Inc. (a)(b)	31,545
367	Greene County Bancorp, Inc.	11,964
242	Hingham Institution for Savings	50,094
375	Home Bancorp, Inc.	16,207
953	HomeStreet, Inc. (a)	27,589
4,804	Impac Mortgage Holdings, Inc. (a)	48,809
74	LendingTree, Inc. (a)(b)	25,193
520	Malvern Bancorp, Inc. (a)	13,624
583	Meridian Bancorp, Inc.	12,010
216	Meta Financial Group, Inc.	20,012
1,828	New York Community Bancorp, Inc.	23,801
2,960	NMI Holdings, Inc.—Class A (a)	50,320
559	OceanFirst Financial Corp.	14,674
1,028	PennyMac Financial Services, Inc.—Class A (a)	22,976
2,453	People’s United Financial, Inc.	45,871
2,986	Radian Group, Inc.	61,541
1,303	Riverview Bancorp, Inc.	11,297
323	Southern Missouri Bancorp, Inc.	12,142
546	Timberland Bancorp, Inc.	14,496
739	United Financial Bancorp, Inc.	13,036
875	Walker & Dunlop, Inc. (a)(b)	41,563
1,436	Washington Federal, Inc.	49,183
973	Waterstone Financial, Inc.	16,590
1,177	Western New England Bancorp, Inc.	12,829

		807,522

	Tobacco—0.05%
281	Universal Corp.	14,753
658	Vector Group, Ltd.	14,726

		29,479

	Trading Companies & Distributors—1.83%
512	Air Lease Corp. (b)	24,622
540	Applied Industrial Technologies, Inc.	36,774
1,328	Beacon Roofing Supply, Inc. (a)	84,673
1,328	BMC Stock Holdings, Inc. (a)(b)	33,598
539	CAI International, Inc. (a)	15,265
1,598	DXP Enterprises, Inc. (a)	47,253
563	EnviroStar, Inc. (b)	22,520
894	GMS, Inc. (a)	33,650
1,102	H&E Equipment Services, Inc.	44,796
1,925	HD Supply Holdings, Inc. (a)	77,058
168	Herc Holdings, Inc. (a)	10,519

3,828	Huttig Building Products, Inc. (a)	25,456
1,339	Lawson Products, Inc. (a)	33,140
575	MSC Industrial Direct Co., Inc.—Class A	55,580
1,244	Nexeo Solutions, Inc. (a)	11,320
1,082	NOW, Inc. (a)(b)	11,934
672	Rush Enterprises, Inc.—Class A (a)	34,144
588	Rush Enterprises, Inc.—Class B (a)	28,347
1,051	SiteOne Landscape Supply, Inc. (a)(b)	80,612
861	Textainer Group Holdings Ltd. (a)	18,512
1,280	Titan Machinery, Inc. (a)	27,098
473	Triton International Ltd.	17,714
480	United Rentals, Inc. (a)	82,517
1,289	Univar, Inc. (a)	39,907
710	Veritiv Corp. (a)	20,519
227	Watsco, Inc.—Class A	38,599
577	WESCO International, Inc. (a)	39,323

		995,450

	Water Utilities—0.17%
201	American States Water Co.	11,640
691	Aqua America, Inc.	27,108
891	Cadiz, Inc. (a)	12,697
268	California Water Service Group	12,154
2,116	Consolidated Water Co., Ltd.—Ordinary Shares	26,661

		90,260

	Wireless Telecommunication Services—0.14%
684	Boingo Wireless, Inc. (a)	15,390
443	Shenandoah Telecommunications Co.	14,973
1,003	Telephone & Data Systems, Inc.	27,883
434	United States Cellular Corp. (a)	16,332

		74,578

	Total Common Stocks (Cost $34,968,964)	49,128,109

	INVESTMENT COMPANIES—2.92%
	Exchange Traded Funds—2.92%
14,265	Vanguard Extended Market ETF (b)	1,593,828

	Total Investment Companies (Cost $1,250,815)	1,593,828

	REAL ESTATE INVESTMENT TRUSTS—6.18%
	Real Estate Investment Trusts—6.18%
2,354	AG Mortgage Investment Trust, Inc.	44,750
5,412	AGNC Investment Corp. (b)	109,268
211	Agree Realty Corp.	10,854
404	Alexandria Real Estate Equities, Inc. (b)	52,758
278	American Assets Trust, Inc.	10,631
2,056	American Homes 4 Rent—Class A	44,903
3,560	Anworth Mortgage Asset Corp. (b)	19,366
456	Apartment Investment & Management Co.—Class A (b)	19,932
1,662	Apollo Commercial Real Estate Finance, Inc.	30,664
986	Apple Hospitality REIT, Inc. (b)	19,335
1,064	Ares Commercial Real Estate Corp.	13,726
766	Armada Hoffler Properties, Inc.	11,896
1,437	ARMOUR Residential REIT, Inc.	36,960
3,309	Ashford Hospitality Prime, Inc.	32,197
8,510	Ashford Hospitality Trust, Inc.	57,272
1,332	Bluerock Residential Growth REIT, Inc.	13,467

1,249	Brandywine Realty Trust (b)	22,719
683	Camden Property Trust (b)	62,877
1,746	Capstead Mortgage Corp.	15,103
1,217	CareTrust REIT, Inc.	20,397
3,675	CBL & Associates Properties, Inc. (b)	20,800
4,064	Cedar Shopping Centers, Inc.	24,709
2,004	Chatham Lodging Trust	45,611
1,570	Cherry Hill Mortgage Investment Corp.	28,244
2,362	Chesapeake Lodging Trust	63,987
7,166	Chimera Investment Corp.	132,428
2,904	Colony NorthStar, Inc.—Class A	33,135
475	Columbia Property Trust, Inc.	10,901
405	Community Healthcare Trust, Inc. (b)	11,380
565	CoreCivic, Inc.	12,712
467	CorEnergy Infrastructure Trust, Inc.	17,839
207	CoreSite Realty Corp.	23,577
1,170	Corporate Office Properties Trust (b)	34,164
2,591	Cousins Properties, Inc.	23,967
553	CubeSmart (b)	15,993
353	CyrusOne, Inc.	21,014
1,495	CYS Investments, Inc. (b)	12,005
365	DCT Industrial Trust, Inc. (b)	21,455
2,893	DDR Corp.	25,921
2,872	DiamondRock Hospitality Co. (b)	32,425
537	Douglas Emmett, Inc.	22,049
1,608	Duke Realty Corp.	43,754
4,279	Dynex Capital, Inc.	29,996
168	EastGroup Properties, Inc. (b)	14,848
1,356	Empire State Realty Trust, Inc.—Class A	27,839
545	Equity Commonwealth (a)	16,628
329	Equity LifeStyle Properties, Inc. (b)	29,288
495	First Industrial Realty Trust, Inc.	15,578
2,158	Forest City Realty Trust, Inc.—Class A	52,008
528	Four Corners Property Trust, Inc.	13,570
864	Gaming and Leisure Properties, Inc.	31,968
398	Getty Realty Corp.	10,810
735	Gladstone Commercial Corp. (b)	15,479
581	Government Properties Income Trust	10,772
535	Gramercy Property Trust	14,263
456	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,971
330	Healthcare Realty Trust, Inc.	10,600
700	Healthcare Trust of America, Inc.—Class A	21,028
1,235	Hersha Hospitality Trust	21,489
301	Highwoods Properties, Inc.	15,324
1,287	Hospitality Properties Trust	38,417
853	Hudson Pacific Properties, Inc.	29,215
1,392	Independence Realty Trust, Inc.	14,045
1,209	InfraREIT, Inc.	22,463
3,318	Invesco Mortgage Capital, Inc.	59,160
1,957	Invitation Homes, Inc. (b)	46,126
1,083	Iron Mountain, Inc.	40,862
2,467	iStar Financial, Inc. (a)	27,877
271	Kilroy Realty Corp.	20,230
968	Kite Realty Group Trust	18,973
799	Ladder Capital Corp.	10,890

364	Lamar Advertising Co.—Class A (b)	27,023
1,206	LaSalle Hotel Properties	33,852
1,051	Liberty Property Trust	45,204
179	Life Storage, Inc.	15,944
1,153	Mack-Cali Realty Corp.	24,859
1,178	Medical Properties Trust, Inc. (b)	16,233
4,941	MFA Financial, Inc.	39,133
661	Monmouth Real Estate Investment Corp.—Class A	11,766
1,323	MTGE Investment Corp.	24,475
139	National Health Investors, Inc. (b)	10,478
378	National Retail Properties, Inc. (b)	16,303
2,426	National Storage Affiliates Trust	66,133
4,435	New Residential Investment Corp.	79,298
2,931	New York Mortgage Trust, Inc.	18,084
580	Omega Healthcare Investors, Inc. (b)	15,973
688	Paramount Group, Inc.	10,905
1,274	Park Hotels & Resorts, Inc. (b)	36,628
991	Pebblebrook Hotel Trust (b)	36,835
2,282	Pennsylvania Real Estate Investment Trust	27,133
1,237	PennyMac Mortgage Investment Trust	19,879
585	Physicians Realty Trust (b)	10,524
1,059	Piedmont Office Realty Trust, Inc.—Class A (b)	20,767
318	Potlatch Corp.	15,868
850	Preferred Apartment Communities, Inc.—Class A	17,213
136	PS Business Parks, Inc. (b)	17,012
290	QTS Realty Trust, Inc.—Class A	15,706
2,199	Quality Care Properties, Inc. (a)(b)	30,368
1,174	Ramco-Gershenson Properties Trust	17,293
521	Rayonier, Inc.	16,479
1,695	Redwood Trust, Inc.	25,120
298	Regency Centers Corp.	20,616
1,116	Retail Properties of America, Inc.—Class A	14,999
890	Rexford Industrial Realty, Inc.	25,952
2,181	RLJ Lodging Trust	47,917
271	Ryman Hospitality Properties, Inc.	18,704
665	Select Income REIT	16,711
810	Senior Housing Properties Trust	15,512
1,282	Spirit Realty Capital, Inc.	11,000
407	STAG Industrial, Inc.	11,123
2,407	Starwood Property Trust, Inc.	51,389
432	STORE Capital Corp. (b)	11,249
2,202	Summit Hotel Properties, Inc.	33,536
482	Sun Communities, Inc.	44,720
3,165	Sunstone Hotel Investors, Inc. (b)	52,317
803	Sutherland Asset Management Corp.	12,165
382	Terreno Realty Corp.	13,393
750	The Geo Group, Inc.	17,700
573	Tier REIT, Inc.	11,683
2,969	Two Harbors Investment Corp.	48,276
178	Universal Health Realty Income Trust	13,370
3,119	Washington Prime Group, Inc.	22,207
424	WP Carey, Inc. (b)	29,214
1,975	Xenia Hotels & Resorts, Inc.	42,640

	Total Real Estate Investment Trusts (Cost $2,940,507)	3,366,743

	RIGHTS—0.00%
	Biotechnology—0.00%
1,600	Dyax Corp. (c)(d)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS—0.66%
	Money Market Funds—0.66%
356,681	Deutsche Government Money Market Series—Institutional Shares
	Effective Yield, 1.29% (e)	356,681

	Total Short Term Investments (Cost $356,681)	356,681

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—22.48%
	Investments Purchased with Proceeds from Securities Lending—22.48%
12,238,946	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.61% (e)	12,238,946

	Total Investments Purchased with Proceeds from Securities Lending (Cost $12,238,946)	12,238,946

	Total Investments (Cost $51,755,913)—122.47%	66,684,307
	Liabilities in Excess of Other Assets—(22.47)%	(12,237,003)

	TOTAL NET ASSETS—100.00%	$54,447,304

Percentages are stated as a percent of net assets.

ADR   American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $58,756, which represents 0.11% of total net assets.
(d)	As of December 31, 2017, the Valuation Committee has fair valued these securities. The value of these securities was $0, which represents 0.00% of total net assets.
(e)	Seven-day yield as of December 31, 2017.
(f)	Value determined using significant unobservable inputs.

GuideMark® World ex-US Fund

Schedule of Investments (Unaudited)

December 31, 2017

Number of Shares		Value
	COMMON STOCKS—95.52%
	Australia—4.86%
13,086	AGL Energy, Ltd.	$247,980
27,799	Aristocrat Leisure, Ltd.	511,896
28,670	AusNet Services	40,290
13,506	Australia & New Zealand Banking Group, Ltd.	301,306
5,144	Bank of Queensland, Ltd.	50,881
13,005	Bendigo & Adelaide Bank, Ltd.	118,014
10,090	BHP Billiton Ltd.	231,777
73,475	BlueScope Steel, Ltd.	875,128
20,280	Boral, Ltd.	122,771
3,304	CIMIC Group, Ltd.	132,145
5,777	Cochlear, Ltd.	770,089
13,331	Commonwealth Bank of Australia	831,968
10,818	Computershare, Ltd.	137,061
4,617	CSL, Ltd.	507,379
16,153	Flight Centre Travel Group, Ltd.	556,768
104,981	Fortescue Metals Group, Ltd.	397,287
18,317	Harvey Norman Holdings, Ltd.	59,400
15,190	LendLease Group	193,115
1,731	Macquarie Group, Ltd.	133,884
103,275	Medibank Private, Ltd.	264,471
9,942	National Australia Bank, Ltd.	228,320
53,430	QBE Insurance Group, Ltd.	443,498
2,408	REA Group, Ltd.	143,583
2,055	Rio Tinto, Ltd.	120,824
52,124	Santos, Ltd. (a)	220,629
6,827	SEEK, Ltd.	100,956
115,694	South32, Ltd.	313,594
13,201	Suncorp Group, Ltd.	142,284
58,108	Telstra Corp., Ltd.	164,263
6,598	Treasury Wine Estates, Ltd.	81,874
12,235	Wesfarmers, Ltd.	423,061
15,984	Westpac Banking Corp.	388,787
28,457	Woolworths, Ltd.	604,606

		9,859,889

	Austria—0.54%
2,447	ANDRITZ AG	138,076
3,273	Erste Group Bank AG	141,837
3,687	OMV AG	233,291
13,698	Raiffeisen Bank International AG (a)	496,352
1,348	voestalpine AG	80,479

		1,090,035

	Belgium—0.30%
1,494	Ageas SA	72,981
6,125	Colruyt SA	318,632
1,116	KBC Group NV	95,098
2,703	Umicore SA	127,984

		614,695

	Canada—7.74%
4,917	Alimentation Couche-Tard, Inc.—Series B	256,568
4,532	Bank of Montreal	362,668
9,967	Cameco Corp.	92,058
3,085	Canadian Imperial Bank of Commerce	300,745
3,694	Canadian National Railway Co.	304,601
4,032	CCL Industries, Inc.—Class B	186,300
55,279	Cenovus Energy, Inc.	504,855
20,675	CI Financial Corp.	489,654
978	Constellation Software, Inc.	592,884
5,118	Dollarama, Inc.	639,445
33,342	Empire Co., Ltd.—Series A	649,599
1,688	Finning International, Inc.	42,596
1,470	Fortis, Inc.	53,923
1,415	Franco-Nevada Corp.	113,087
5,273	George Weston, Ltd.	457,916
5,702	Great-West Lifeco, Inc.	159,221
28,987	Husky Energy, Inc. (a)	409,323
2,309	IGM Financial, Inc.	81,100
1,579	Imperial Oil, Ltd.	49,279
7,898	Industrial Alliance Insurance & Financial Services, Inc.	375,862
1,638	Intact Financial Corp.	136,813
8,478	Linamar Corp.	493,774
4,369	Loblaw Cos., Ltd.	237,115
6,838	Magna International, Inc.	387,541
21,792	Manulife Financial Corp.	454,563
4,332	Metro, Inc.	138,714
7,054	National Bank of Canada	351,970
12,617	Onex Corp.	925,347
19,455	Power Corp. of Canada	501,001
10,461	Power Financial Corp.	287,449
1,452	Restaurant Brands International, Inc.	89,257
4,032	Rogers Communications, Inc.—Class B	205,449
15,594	Royal Bank of Canada	1,273,448
8,027	Saputo, Inc.	288,512
2,863	Shopify, Inc.—Class A (a)	289,511
3,801	Sun Life Financial, Inc.	156,878
2,172	Suncor Energy, Inc.	79,744
19,376	Teck Resources, Ltd.—Class B (a)	506,674
9,443	The Bank of Nova Scotia	609,400
4,441	The Jean Coutu Group PJC, Inc.—Class A	86,276
15,237	The Toronto-Dominion Bank	892,765
40,190	Valeant Pharmaceuticals International, Inc. (a)	837,691
5,737	West Fraser Timber Co., Ltd.	354,033

		15,705,609

	Chile—0.06%
8,971	Antofagasta Plc	121,073

	Denmark—1.69%
2,628	Carlsberg AS—Series B	315,198
645	Chr. Hansen Holding AS	60,470
2,577	Coloplast AS—Series B	204,873
7,934	Danske Bank AS	308,807
2,724	DSV AS	214,340
5,039	H. Lundbeck AS	255,533
18,412	Novo Nordisk AS—Series B	989,378
2,156	Novozymes AS	123,080
3,619	Orsted AS	197,267
1,884	Pandora AS	204,788
29,800	TDC AS	183,053
3,302	Tryg AS	82,600
1,634	Vestas Wind Systems AS	112,910
6,143	William Demant Holdings AS (a)	171,588

		3,423,885

	Finland—0.82%
11,065	Fortum OYJ	218,991
1,155	Kone OYJ—Series B	62,026
13,278	Orion OYJ—Class B	495,071
1,640	Sampo OYJ—Series A	90,007
14,395	Stora Enso OYJ	228,056
10,823	UPM-Kymmene OYJ	335,997
3,677	Wartsila OYJ Abp	232,063

		1,662,211

	France—8.90%
1,688	Aeroports de Paris	320,970
793	Air Liquide SA	99,691
1,780	Amundi SA	150,756
5,366	Arkema SA	653,817
6,473	Atos SE	941,108
19,573	AXA SA	580,010
5,544	BioMerieux	496,375
13,056	BNP Paribas SA	971,215
1,946	Bouygues SA	100,973
2,266	Bureau Veritas SA	61,890
1,979	Capgemini SE	234,396
5,006	Carrefour SA	107,931
5,670	Casino Guichard Perrachon SA	343,779
1,782	Cie Generale des Etablissements Michelin	254,924
14,536	CNP Assurances	335,306
47,003	Credit Agricole SA	776,114
4,545	Danone SA	380,829
69	Dassault Aviation SA	107,286
1,792	Dassault Systemes SE	190,273
3,625	Eiffage SA	396,724
1,349	Essilor International SA	185,813
4,699	Eurazeo SA	434,110
3,598	Faurecia	280,410
1,163	Hermes International	622,172
1,627	Imerys SA	153,216
5,173	Ipsen SA	615,696
1,209	Kering SA	569,108
2,428	Legrand SA	186,662
2,708	L’Oreal SA	600,039
3,373	LVMH Moet Hennessy Louis Vuitton SE	989,991

38,786	Natixis SA	306,351
1,909	Pernod Ricard SA	301,917
28,167	Peugeot SA	572,105
879	Remy Cointreau SA	121,790
10,237	Rexel SA	185,360
3,781	Safran SA	389,992
8,452	Sanofi-Aventis SA	727,647
2,793	Schneider Electric SE	236,791
1,804	SCOR SE	72,509
1,247	SEB SA	230,832
2,278	Societe BIC SA	250,342
10,573	Societe Generale SA	545,095
278	Teleperformance	39,796
10,945	Total SA	604,162
9,066	Ubisoft Entertainment SA (a)	696,555
1,575	Valeo SA	117,323
2,295	Veolia Environnement SA	58,520
3,350	Vinci SA	342,006
560	Wendel SA	97,035

		18,037,712

	Germany—6.85%
3,633	adidas AG	726,561
5,039	Allianz SE	1,153,161
1,845	Axel Springer SE	143,873
6,429	BASF SE	704,819
7,762	Bayer AG	964,528
2,415	Beiersdorf AG	283,117
896	Brenntag AG	56,487
22,479	Commerzbank AG (a)	335,325
195	Continental AG	52,431
5,178	Covestro AG	533,159
482	Daimler AG	40,758
2,719	Deutsche Boerse AG	314,711
34,460	Deutsche Lufthansa AG	1,265,496
17,337	Deutsche Post AG	824,087
14,428	Deutsche Telekom AG	255,035
1,886	Drillisch AG	155,552
38,444	E.ON SE	416,585
3,654	Fraport AG Frankfurt Airport Services Worldwide	401,350
706	Fresenius Medical Care AG & Co. KGaA	74,137
2,086	Fresenius SE & Co. KGaA	162,231
371	HeidelbergCement AG	40,003
1,907	HOCHTIEF AG	336,790
8,220	HUGO BOSS AG	697,532
5,844	Infineon Technologies AG	159,156
2,634	KION Group AG	226,737
1,981	LANXESS AG	157,032
1,346	Merck KGaA	144,475
6,958	METRO AG	138,594
1,421	MTU Aero Engines AG	253,925
1,899	OSRAM Licht AG	170,042
18,853	RWE AG (a)	383,666
7,601	SAP SE	850,362

3,287	Siemens AG	455,109
13,132	Telefonica Deutschland Holding AG	65,722
1,274	United Internet AG	87,296
3,114	Wirecard AG	346,097
9,812	Zalando SE (a)	517,364

		13,893,305

	Hong Kong—3.73%
85,116	AIA Group, Ltd.	723,967
25,074	ASM Pacific Technology, Ltd.	347,853
57,439	BOC Hong Kong Holdings, Ltd.	290,284
32,953	CK Asset Holdings, Ltd.	287,257
35,975	Galaxy Entertainment Group, Ltd.	287,217
66,568	Hang Lung Group, Ltd.	244,754
12,981	Hang Seng Bank, Ltd.	322,045
27,459	Henderson Land Development Co., Ltd.	180,543
9,219	Hong Kong Exchange & Clearing, Ltd.	281,993
1,835	Jardine Matheson Holdings, Ltd.	111,334
1,835	Jardine Strategic Holdings, Ltd.	72,629
108,625	Kerry Properties, Ltd.	487,976
99,980	Kingston Financial Group, Ltd.	95,794
1,983	Melco Resorts & Entertainment, Ltd.—ADR	57,586
33,690	Minth Group, Ltd.	202,594
41,548	MTR Corp., Ltd.	243,186
22,095	NWS Holdings, Ltd.	39,790
455,548	PCCW, Ltd.	264,388
92,013	Shangri-La Asia, Ltd.	208,372
803,674	SJM Holdings, Ltd.	718,112
4,212	Sun Hung Kai Properties, Ltd.	70,126
39,285	Swire Pacific Ltd.—Class A	363,478
38,594	Swire Properties, Ltd.	124,351
57,737	Techtronic Industries Co., Ltd.	375,604
27,520	The Hong Kong and China Gas Co., Ltd.	53,892
107,992	The Wharf Holdings, Ltd.	372,409
213,765	WH Group, Ltd.	240,920
70,437	Wheelock & Co., Ltd.	502,092

		7,570,546

	Ireland—0.44%
42,648	Bank of Ireland Group Plc (a)	363,059
3,285	CRH Plc	118,230
474	DCC Plc	47,702
13,734	James Hardie Industries Plc	241,209
767	Kerry Group Plc	86,046
373	Kerry Group Plc—Series A	41,947

		898,193

	Israel—1.30%
29,043	Bank Hapoalim BM	213,285
48,098	Bank Leumi Le-Israel BM	289,511
210,820	Bezeq the Israel Telecommunication Corp., Ltd.	318,685
2,832	Check Point Software Technologies, Ltd. (a)(b)	293,452
997	Elbit Systems, Ltd.	133,182
10,635	Mizrahi Tefahot Bank, Ltd.	195,898
63,126	Teva Pharmaceutical Industries, Ltd.—ADR (b)	1,196,238

		2,640,251

	Italy—2.32%
15,682	Assicurazioni Generali SpA	285,434
27,381	Davide Campari-Milano SpA	211,562
48,356	Enel SpA	297,353
4,725	EXOR NV	289,652
4,731	Ferrari NV	495,714
147,957	Intesa Sanpaolo SpA	490,899
80,297	Intesa Sanpaolo SpA—Savings Shares	255,994
6,099	Luxottica Group SpA	374,281
7,750	Poste Italiane SpA	58,349
8,014	Prysmian SpA	261,137
10,535	Recordati SpA	468,169
585,518	Telecom Italia SpA (a)	505,651
688,250	Telecom Italia SpA—Savings Shares	488,206
92,717	UnipolSai Assicurazioni SpA	216,270

		4,698,671

	Japan—24.08%
2,731	ABC-Mart, Inc.	156,535
1,748	Aisin Seiki Co., Ltd.	97,928
15,385	Alfresa Holdings Corp.	360,355
5,156	ANA Holdings, Inc.	215,090
3,076	Asahi Glass Co., Ltd.	132,958
4,793	Asahi Group Holdings, Ltd.	237,827
19,542	Asahi Kasei Corp.	251,494
20,422	Asics Corp.	324,604
26,039	Astellas Pharma, Inc.	330,781
5,803	Bandai Namco Holdings, Inc.	189,408
5,929	Benesse Holdings, Inc.	208,605
3,618	Bridgestone Corp.	167,449
9,401	Brother Industries, Ltd.	231,072
10,937	Calbee, Inc.	355,427
10,047	Canon, Inc.	374,332
529	Central Japan Railway Co.	94,670
3,758	Chugai Pharmaceutical Co., Ltd.	192,067
6,031	Coca-Cola Bottlers Japan, Inc.	220,063
15,056	Credit Saison Co., Ltd.	273,407
8,359	Daicel Corp.	94,861
4,879	Daifuku Co., Ltd.	265,079
6,152	Dai-ichi Life Holdings, Inc.	126,437
639	Daito Trust Construction Co., Ltd.	130,184
4,955	Daiwa House Industry Co., Ltd.	190,011
1,090	Disco Corp.	241,587
11,252	Electric Power Development Co., Ltd.	302,674
1,921	FamilyMart UNY Holdings Co., Ltd.	134,543
320	FANUC Corp.	76,767
1,237	Fast Retailing Co., Ltd.	491,848
9,917	FUJIFILM Holdings Corp.	404,663
46,336	Fujitsu, Ltd.	328,501
6,403	Hakuhodo DY Holdings, Inc.	83,001
2,084	Hikari Tsushin, Inc.	299,209
6,042	Hitachi Construction Machinery Co., Ltd.	218,972
49,756	Hitachi, Ltd.	386,017
19,187	Honda Motor Co., Ltd.	654,804

449	Hoshizaki Corp.	39,779
12,320	Hoya Corp.	613,575
10,363	Idemitsu Kosan Co., Ltd.	415,098
37,633	Isetan Mitsukoshi Holdings, Ltd.	465,703
34,553	ITOCHU Corp.	644,120
3,550	Japan Airlines Co., Ltd.	138,698
2,402	Japan Airport Terminal Co., Ltd.	88,931
71,486	JXTG Holdings, Inc.	459,391
38,230	Kajima Corp.	367,310
37,076	Kakaku.com, Inc.	625,868
10,482	Kao Corp.	708,265
3,605	KDDI Corp.	89,547
741	Keyence Corp.	413,946
4,945	Kikkoman Corp.	199,974
14,077	Kirin Holdings Co., Ltd.	354,760
41,490	Kobe Steel, Ltd.	382,897
2,404	Komatsu, Ltd.	86,880
2,991	Konami Holdings Corp.	164,482
38,186	Konica Minolta, Inc.	366,392
4,185	Kose Corp.	652,137
13,194	Kuraray Co., Ltd.	248,416
4,980	Kurita Water Industries, Ltd.	161,459
2,903	Kyocera Corp.	189,528
4,319	Lawson, Inc.	287,013
10,252	LINE Corp.	418,673
28,924	Lion Corp.	546,721
3,478	LIXIL Group Corp.	93,966
5,778	M3, Inc.	202,543
76,558	Marubeni Corp.	553,491
32,868	Mazda Motor Corp.	439,226
5,781	McDonald’s Holdings Co. Japan, Ltd.	254,041
69,386	Mebuki Financial Group, Inc.	293,125
8,375	Medipal Holdings Corp.	163,510
3,741	MEIJI Holdings Co., Ltd.	318,392
9,901	Minebea Mitsumi, Inc.	206,507
20,164	MISUMI Group, Inc.	585,404
50,998	Mitsubishi Chemical Holdings Corp.	558,017
18,732	Mitsubishi Corp.	516,512
9,653	Mitsubishi Gas Chemical Co., Inc.	276,413
7,543	Mitsubishi Motors Corp.	54,265
59,918	Mitsubishi UFJ Financial Group, Inc.	436,081
58,827	Mitsubishi UFJ Lease & Finance Co., Ltd.	349,155
25,396	Mitsui & Co., Ltd.	412,010
4,208	Mitsui Chemicals, Inc.	134,940
12,552	Mixi, Inc.	562,178
199,633	Mizuho Financial Group, Inc.	360,954
7,009	MS & AD Insurance Group Holdings, Inc.	236,417
326	Murata Manufacturing Co., Ltd.	43,648
4,681	Nabtesco Corp.	178,869
6,862	Nexon Co., Ltd.	199,000
2,210	NH Foods, Ltd.	53,834
1,418	Nidec Corp.	198,544
19,709	Nikon Corp.	396,608

617	Nintendo Co., Ltd.	222,180
7,304	Nippon Electric Glass Co., Ltd.	278,000
1,277	Nippon Express Co., Ltd.	84,802
4,681	Nippon Steel & Sumitomo Metal Corp.	119,596
9,500	Nippon Telegraph & Telephone Corp.	446,634
1,123	Nissin Foods Holdings Co., Ltd.	81,876
3,658	Nitori Holdings Co., Ltd.	520,623
1,186	Nitto Denko Corp.	104,900
25,434	Nomura Holdings, Inc.	149,088
1,795	Nomura Research Institute, Ltd.	83,317
9,218	NTT Data Corp.	109,361
1,787	NTT DoCoMo, Inc.	42,252
36,558	Obayashi Corp.	441,625
2,832	Obic Co., Ltd.	208,003
56,701	Oji Holdings Corp.	376,543
7,866	Olympus Corp.	300,914
8,379	OMRON Corp.	498,374
3,483	Oracle Corp.	288,257
3,613	Oriental Land Co., Ltd.	328,709
17,897	ORIX Corp.	301,759
13,691	Osaka Gas Co., Ltd.	263,269
2,522	Otsuka Corp.	193,149
12,963	Panasonic Corp.	189,181
21,054	Persol Holdings Co., Ltd.	527,116
14,573	Pola Orbis Holdings, Inc.	510,649
32,045	Recruit Holdings Co., Ltd.	795,676
38,262	Resona Holdings, Inc.	227,995
2,158	Rohm Co., Ltd.	237,729
2,239	Ryohin Keikaku Co., Ltd.	696,976
8,947	SBI Holdings, Inc.	186,415
23,232	Sega Sammy Holdings, Inc.	288,341
6,817	Seiko Epson Corp.	160,482
5,876	Sekisui Chemical Co., Ltd.	117,639
1,039	Seven & I Holdings Co., Ltd.—Series A	43,042
4,797	Sharp Corp.	164,197
1,659	Shimadzu Corp.	37,637
1,291	Shimamura Co., Ltd.	141,829
16,331	Shimizu Corp.	168,437
1,646	Shin-Etsu Chemical Co., Ltd.	166,778
11,799	Shinsei Bank, Ltd.	203,329
16,249	Shiseido Co., Ltd.	782,960
4,220	SoftBank Group Corp.	334,100
9,100	Sony Corp.	408,434
1,646	Stanley Electric Co., Ltd.	66,601
24,444	Start Today Co., Ltd.	741,951
1,445	Subaru Corp.	45,818
6,482	SUMCO Corp.	164,556
20,546	Sumitomo Chemical Co., Ltd.	147,020
29,980	Sumitomo Corp.	508,514
1,994	Sumitomo Heavy Industries, Ltd.	84,018
980	Sumitomo Metal Mining Co., Ltd.	44,835
10,979	Sumitomo Mitsui Financial Group, Inc.	473,244
3,070	Sumitomo Rubber Industries, Ltd.	56,897

8,906	Sundrug Co., Ltd.	413,117
8,499	Suntory Beverage & Food, Ltd.	377,949
12,071	Suzuken Co., Ltd.	495,591
3,858	Suzuki Motor Corp.	223,315
4,255	Sysmex Corp.	334,107
1,439	Taiheiyo Cement Corp.	61,954
4,459	Taisei Corp.	221,750
6,088	Takeda Pharmaceutical Co., Ltd.	344,688
7,502	Teijin, Ltd.	166,694
2,291	The Bank of Kyoto, Ltd.	118,978
49,339	The Kansai Electric Power Co., Inc.	603,418
12,363	The Yokohama Rubber Co., Ltd.	301,983
5,490	THK Co., Ltd.	205,215
138,071	Tokyo Electric Power Co. Holdings, Inc.	544,921
1,680	Tokyo Electron, Ltd.	303,054
1,921	Tokyo Gas Co., Ltd.	43,892
54,991	Tokyu Fudosan Holdings, Corp.	396,860
10,363	Tosoh Corp.	233,791
1,777	TOTO, Ltd.	104,637
9,896	Toyo Seikan Group Holdings, Ltd.	158,854
3,508	Toyota Motor Corp.	223,565
12,206	Toyota Tsusho Corp.	490,355
2,878	Trend Micro, Inc.	162,904
2,875	Tsuruha Holdings, Inc.	390,511
8,004	Unicharm Corp.	207,841
3,515	USS Co., Ltd.	74,331
2,551	West Japan Railway Co.	186,106
2,970	Yakult Honsha Co., Ltd.	224,102
18,629	Yamada Denki Co., Ltd.	102,595
1,261	Yamaha Motor Co., Ltd.	41,308
17,420	Yamazaki Baking Co., Ltd.	339,193
8,140	Yaskawa Electric Corp.	356,655
8,486	Yokogawa Electric Corp.	162,020

		48,832,324

	Jersey—1.03%
171,401	Glencore Plc	897,105
7,085	Shire Plc	367,152
9,096	Wolseley Plc	652,763
9,103	WPP Plc	164,452

		2,081,472

	Luxembourg—0.45%
11,384	ArcelorMittal (a)	369,333
144	Eurofins Scientific SE	87,525
2,234	Millicom International Cellular SA	150,874
3,852	RTL Group SA	309,225

		916,957

	Macau—0.07%
44,697	Wynn Macau, Ltd.	141,308

	Netherlands—4.13%
8,670	ABN AMRO Group NV	279,528
64,439	Aegon NV	409,442
3,779	Airbus SE	375,582

1,321	Akzo Nobel NV	115,911
2,727	ASML Holding NV	474,111
2,743	Boskalis Westminster	103,366
17,215	CNH Industrial NV	230,311
50,791	Fiat Chrysler Automobiles NV (a)	906,785
2,850	Heineken Holding NV	281,779
802	Heineken NV	83,606
39,285	ING Groep NV	721,142
36,128	Koninklijke Ahold Delhaize NV	794,199
430	Koninklijke DSM NV	41,075
9,157	Koninklijke Philips NV	345,755
13,104	NN Group NV	566,793
3,237	QIAGEN NV	100,963
5,672	Randstad Holding NV	348,028
24,324	RELX NV	559,071
26,086	STMicroelectronics NV	569,040
15,212	Unilever NV	856,479
4,080	Wolters Kluwer NV	212,688

		8,375,654

	New Zealand—0.22%
39,340	Fisher & Paykel Healthcare Corp., Ltd.	399,128
17,093	Mercury NZ Ltd.	40,824

		439,952

	Norway—0.58%
8,043	DNB ASA	148,887
5,036	Gjensidige Forsikring ASA	94,990
15,316	Marine Harvest ASA	259,004
15,431	Norsk Hydro ASA	116,980
8,368	Orkla ASA	88,676
14,031	Schibsted ASA—Class B	372,965
2,742	Statoil ASA	58,702
1,779	Telenor ASA	38,083

		1,178,287

	Portugal—0.23%
22,732	EDP—Energias de Portugal SA	78,688
19,764	Jeronimo Martins SGPS SA	383,822

		462,510

	Singapore—1.46%
15,102	City Developments, Ltd.	140,451
19,423	DBS Group Holdings, Ltd.	359,253
337,221	Hutchison Port Holdings Trust	139,607
6,949	Jardine Cycle & Carriage, Ltd.	210,932
56,928	Oversea-Chinese Banking Corp., Ltd.	525,914
72,310	Singapore Exchange, Ltd.	401,529
162,309	StarHub, Ltd.	345,383
19,830	United Overseas Bank, Ltd.	390,909
28,031	UOL Group, Ltd.	185,404
230,932	Yangzijiang Shipbuilding Holdings, Ltd.	253,223

		2,952,605

	South Africa—0.07%
20,316	Investec Plc	146,280

	Spain—2.37%
15,836	Abertis Infraestructuras SA	352,345
6,161	ACS, Actividades de Construccion y Servicios SA	240,670
455	Aena SME SA	92,082
7,181	Amadeus IT Holdings SA—Class A	516,761
43,328	Banco Bilbao Vizcaya Argentaria SA	368,210
74,772	Banco de Sabadell SA	148,231
111,870	Banco Santander SA	733,444
12,249	Bankia SA	58,464
40,550	CaixaBank SA	188,509
4,041	Grifols SA	118,155
23,407	Industria de Diseno Textil SA	813,901
61,850	Mapfre SA	198,393
42,363	Repsol SA	747,978
23,095	Telefonica SA	224,893

		4,802,036

	Sweden—2.44%
8,946	Alfa Laval AB	211,602
8,491	Arjo AB (a)	24,232
5,173	Atlas Copco AB—Class A	223,246
3,625	Atlas Copco AB—Class B	138,936
1,251	Boliden AB	42,781
5,565	Electrolux AB—Series B	179,167
8,491	Getinge AB	123,126
29,177	Hennes & Mauritz AB—Series B	603,493
7,518	Husqvarna AB—Class B	71,530
3,858	ICA Gruppen AB	140,157
11,988	Industrivarden AB	295,718
10,263	Investor AB—B Shares	468,072
6,892	Kinnevik AB	232,887
2,329	L E Lundbergforetagen AB—Series B	173,979
18,612	Nordea Bank AB	225,353
16,467	Sandvik AB	288,250
2,476	Securitas AB—Series B	43,187
7,720	Skandinaviska Enskilda Banken AB	90,651
3,002	Swedbank AB—A Shares	72,423
9,428	Swedish Match AB	371,385
12,941	Tele2 AB	159,045
60,293	Telefonaktiebolaget LM Ericsson—Series B	397,917
20,316	Volvo AB—Class B	378,322

		4,955,459

	Switzerland—6.14%
9,331	ABB, Ltd.	249,925
4,314	Adecco Group AG	329,676
1,814	Baloise Holding AG	281,978
99	Barry Callebaut AG	206,354
3,487	Cie Financiere Richemont SA	315,810
9,943	Clariant AG	277,831
818	Dufry AG (a)	121,424
118	EMS-Chemie Holding AG	78,725
120	Geberit AG	52,820
26	Givaudan SA	60,058
1,536	Julius Baer Group, Ltd.	93,930
4,176	Kuehne & Nagel International AG	738,815

978	LafargeHolcim, Ltd.	55,083
830	Lonza Group AG	223,856
27,144	Nestle SA	2,333,740
15,078	Novartis AG	1,268,851
4,699	Pargesa Holding SA	407,005
987	Partners Group Holding AG	676,286
5,717	Roche Holdings AG	1,445,574
214	SGS SA	557,906
51	Sika AG	404,634
2,059	Sonova Holding AG	321,597
936	Straumann Holding AG	660,301
858	Swiss Life Holding AG	303,281
104	Swisscom AG	55,303
786	The Swatch Group AG—Group I	320,042
2,858	The Swatch Group AG—Group N	217,989
11,527	UBS Group AG	211,783
579	Zurich Insurance Group AG	176,041

		12,446,618

	United Kingdom—12.70%
60,470	3i Group Plc	744,452
23,235	Admiral Group Plc	626,700
40,562	Anglo American Plc	843,646
1,691	Ashtead Group Plc	45,355
6,057	Associated British Foods Plc	230,377
9,584	AstraZeneca Plc	661,348
148,847	Auto Trader Group Plc	707,492
13,171	Aviva Plc	89,830
30,088	Barratt Developments Plc	262,471
4,818	Berkeley Group Holdings Plc	272,534
13,920	BHP Billiton Plc	281,467
33,470	BP Plc	234,801
13,422	British American Tobacco Plc	907,309
26,654	British Sky Broadcasting Group Plc	363,754
39,713	Burberry Group Plc	957,472
3,940	Carnival Plc	259,234
118,877	Centrica Plc	220,368
1,550	Coca-Cola European Partners Plc (b)	61,767
11,553	Coca-Cola HBC AG	377,298
6,056	Compass Group Plc	130,580
914	Croda International Plc	54,486
14,974	Diageo Plc	548,861
30,012	GlaxoSmithKline Plc	531,487
38,321	Hargreaves Lansdown Plc	930,654
108,719	HSBC Holdings Plc	1,122,855
5,797	Imperial Brands Plc	247,268
6,912	InterContinental Hotels Group Plc	439,635
67,627	International Consolidated Airlines Group SA	586,062
5,009	Intertek Group Plc	350,297
184,724	J. Sainsbury Plc	601,521
64,899	Kingfisher Plc	296,330
78,421	Legal & General Group Plc	288,713
319,883	Lloyds Banking Group Plc	293,327
6,123	London Stock Exchange Group Plc	313,171

133,134	Marks & Spencer Group Plc	564,836
39,442	Mediclinic International Plc	345,182
16,949	Meggitt Plc	110,056
10,390	Merlin Entertainments Plc	50,901
1,675	Micro Focus International Plc	56,928
3,581	Mondi Plc	93,065
9,580	Next Plc	583,893
46,315	Old Mutual Plc	144,887
4,228	Pearson Plc	41,882
10,020	Persimmon Plc	370,410
22,351	Prudential Plc	572,415
26,642	RELX Plc	624,706
10,687	Rio Tinto Plc	560,613
7,516	Rolls-Royce Holdings Plc (a)	85,778
21,844	Royal Dutch Shell Plc—Class A	729,221
14,245	Royal Dutch Shell Plc—Class B	479,686
201,378	Royal Mail Plc	1,230,337
2,670	Schroders Plc	126,387
34,251	Smith & Nephew Plc	592,648
10,632	Smiths Group Plc	213,378
5,479	St. James’s Place Plc	90,514
67,214	Taylor Wimpey Plc	187,003
118,138	Tesco Plc	334,227
46,551	The Sage Group Plc	500,445
6,204	Travis Perkins Plc	131,257
15,840	Unilever Plc	878,582
160,012	Vodafone Group Plc	505,796
191,092	Wm Morrison Supermarkets Plc	567,347
17,451	Worldpay Group Plc	100,144

		25,755,446

	Total Common Stocks (Cost $160,706,934)	193,702,983

	INVESTMENT COMPANIES—2.57%
	Canada—0.22%
15,206	iShares MSCI Canada ETF (b)	450,706

	Switzerland—2.35%
67,647	iShares MSCI EAFE ETF	4,756,260

	Total Investment Companies (Cost $4,839,814)	5,206,966

	PARTICIPATORY NOTES—0.03%
	Switzerland—0.03%
268	Schindler Holdings AG	61,637

	Total Participatory Notes (Cost $60,588)	61,637

	PREFERRED STOCKS—0.19%
	Germany—0.19%
6,028	FUCHS PETROLUB SE—Preference Shares	319,186
3,645	Schaeffler AG	64,314

		383,500

	United Kingdom—0.00%
345,736	Rolls-Royce Holdings Plc (a)(d)(e)	467

	Total Preferred Stocks (Cost $338,261)	383,967

	REAL ESTATE INVESTMENT TRUSTS—0.42%
	Australia—0.09%
27,683	Goodman Group	181,393

	Hong Kong—0.08%
16,472	Link Real Estate Investment Trust	152,396

	Singapore—0.11%
50,656	Ascendas Real Estate Investment Trust	102,809
88,025	CapitaLand Commercial Trust	126,793

		229,602

	United Kingdom—0.14%
35,646	Segro Plc	282,156

	Total Real Estate Investment Trusts (Cost $802,545)	845,547

	SHORT TERM INVESTMENTS—0.50%
	Money Market Funds—0.50%
1,015,830	Deutsche Government Money Market Series—Institutional Shares Effective Yield, 1.29% (c)	1,015,830

	Total Short Term Investments (Cost $1,015,830)	1,015,830

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—0.90%
	Investments Purchased with Proceeds from Securities Lending Collateral—0.90%
1,828,570	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (c)	1,828,570

	Total Investments Purchased with Proceeds from Securities Lending (Cost $1,828,570)	1,828,570

	Total Investments (Cost $169,592,542)—100.13%	203,045,500
	Liabilities in Excess of Other Assets—(0.13)%	(255,957)

	TOTAL NET ASSETS—100.00%	$202,789,543

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2017.
(d)	This security was fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of this security at December 31, 2017 was $467, which represents 0.00% of net assets.
(e)	Value determined using significant unobservable inputs.

GuideMark® World ex-US Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2017

COMMON STOCKS
Aerospace & Defense	0.72%
Air Freight & Logistics	1.01%
Airlines	1.09%
Auto Components	1.22%
Automobiles	1.82%
Banks	9.83%
Beverages	1.76%
Biotechnology	0.31%
Building Products	0.19%
Capital Markets	2.57%
Chemicals	3.37%
Commercial Services & Supplies	0.14%
Communications Equipment	0.20%
Construction & Engineering	1.41%
Construction Materials	0.39%
Consumer Finance	0.28%
Containers & Packaging	0.17%
Distributors	0.10%
Diversified Consumer Services	0.10%
Diversified Financial Services	1.97%
Diversified Telecommunication Services	1.53%
Electric Utilities	1.23%
Electrical Equipment	0.70%
Electronic Equipment, Instruments & Components	1.67%
Food & Staples Retailing	3.75%
Food Products	3.64%
Gas Utilities	0.18%
Health Care Equipment & Supplies	2.26%
Health Care Providers & Services	0.79%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	1.99%
Household Durables	1.40%
Household Products	0.72%
Independent Power and Renewable Electricity Producers	0.15%
Industrial Conglomerates	0.68%
Insurance	5.33%
Internet & Direct Marketing Retail	0.62%
Internet Software & Services	1.19%
IT Services	1.58%
Leisure Products	0.43%
Life Sciences Tools & Services	0.20%
Machinery	1.93%
Marine	0.36%
Media	1.31%
Metals & Mining	3.17%
Multiline Retail	1.17%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	2.62%
Paper & Forest Products	0.68%
Personal Products	1.39%
Pharmaceuticals	5.35%
Professional Services	1.64%
Real Estate Management & Development	1.91%
Road & Rail	0.56%

Semiconductors & Semiconductor Equipment	1.23%
Software	2.29%
Specialty Retail	2.23%
Technology Hardware, Storage & Peripherals	0.56%
Textiles, Apparel & Luxury Goods	3.12%
Tobacco	0.75%
Trading Companies & Distributors	2.38%
Transportation Infrastructure	0.69%
Wireless Telecommunication Services	0.94%

TOTAL COMMON STOCKS	95.52%

INVESTMENT COMPANIES
Exchange Traded Funds	2.57%

TOTAL INVESTMENT COMPANIES	2.57%

PARTICIPATORY NOTES
Machinery	0.03%

TOTAL PARTICIPATORY NOTES	0.03%

PREFERRED STOCKS
Aerospace & Defense	0.00%
Auto Components	0.03%
Chemicals	0.16%

TOTAL PREFERRED STOCKS	0.19%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.42%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.42%

SHORT TERM INVESTMENTS
Money Market Funds	0.50%

TOTAL SHORT TERM INVESTMENTS	0.50%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
Investments Purchased with Proceeds from Securities Lending Collateral	0.90%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.90%

TOTAL INVESTMENTS	100.13%
Liabilities in Excess of Other Assets	(0.13)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

GuideMark® Core Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2017

Principal Amount		Value
	ASSET BACKED SECURITIES—13.11%
395,000	AIMCO CLO
	Series 2015-A, 2.572% (3 Month LIBOR USD + 0.850%), 01/15/2028 (b)(f)	$395,000
510,000	Ally Auto Receivables Trust
	Series 2017-4, 1.750%, 12/15/2021	506,097
	AmeriCredit Automobile Receivables Trust
250,000	Series 2016-4, 1.530%, 07/08/2021	248,427
320,000	Series 2017-3-A3, 1.900%, 03/18/2022	318,026
392,000	AMMC CLO 21 Ltd.
	Series 2017-21A, 2.637% (3 Month LIBOR USD + 1.250%), 11/02/2030 (b)(f)	394,555
352,569	Apidos CLO XII
	Series 2013-12A, 2.459% (3 Month LIBOR USD + 1.100%), 04/15/2025 (b)(f)	353,695
270,000	Atlas Senior Loan Fund VI Ltd.
	Series 2014-6A, 2.609% (3 Month LIBOR USD + 1.250%), 10/15/2026 (b)(f)	271,041
400,000	Atrium XII
	Series 2015-12A, 2.203% (3 Month LIBOR USD + 0.830%), 04/22/2027 (b)(f)	400,488
	Babson CLO Ltd.
575,000	Series 2013-IA, 2.545% (3 Month LIBOR USD + 0.800%), 01/20/2028 (b)(f)	575,000
250,000	Series 2014-IIIA, 2.679% (3 Month LIBOR USD + 1.320%), 01/15/2026 (b)(f)	250,343
250,000	Series 2015-IIA, 2.553% (3 Month LIBOR USD + 1.190%), 10/20/2030 (b)(f)	251,863
315,000	BMW Vehicle Lease Trust
	Series 2017-2, 2.070%, 10/20/2020	314,533
385,000	Bristol Park CLO Ltd.
	Series 2016-1, 2.779% (3 Month LIBOR USD + 1.420%), 04/15/2029 (b)(f)	388,748
735,000	Capital One Multi-Asset Execution Trust
	Series 2016-3A, 1.340%, 04/15/2022	727,672
250,000	Carlyle Global Market Strategies CLO Ltd.
	Series 2013-3A, 2.459% (3 Month LIBOR USD + 1.100%), 10/15/2030 (b)(f)	250,000
645,000	Chase Issuance Trust
	Series 2016-2, 1.370%, 06/15/2021	638,930
	CIFC Funding Ltd.
365,000	Series 2013-IR, 2.609% (3 Month LIBOR USD + 1.250%), 07/15/2030 (b)(f)	365,493
390,000	Series 2013-IIR, 2.564% (3 Month LIBOR USD + 1.210%), 10/18/2030 (b)(f)	392,937
250,000	Series 2015-IR, 2.473% (3 Month LIBOR USD + 1.110%), 01/22/2031 (b)(f)	250,000
23,813	CIG AUTO RECEIVABLES TRUST
	Series 2017-1, 2.710%, 05/15/2023 (b)	23,780
100,000	Conn Funding II LP
	Series 2017-B, 2.730%, 07/15/2020 (b)(h)	100,017
270,000	Dryden 38 Senior Loan Fund
	Series 2015-38A, 2.789% (3 Month LIBOR USD + 1.430%), 07/15/2027 (b)(f)	271,109
280,000	Dryden 50 Senior Loan Fund
	Series 2017-50, 2.477% (3 Month LIBOR USD + 1.220%), 07/15/2030 (b)(f)	281,558
300,000	Ford Credit Auto Lease Trust
	Series 2017-B, 2.030%, 12/15/2020	298,889
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	484,919
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-22A, 2.800%, 07/16/2028 (b)	295,677
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 1.692% (3 Month LIBOR USD + 0.230%), 05/25/2036 (f)	93,454

570,000	GM Financial Automobile Leasing Trust
	Series 2017-1, 2.060%, 05/20/2020	569,532
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (b)	297,729
	KKR Financial CLO Ltd.
340,000	Series 2016-16, 2.853% (3 Month LIBOR USD + 1.490%), 01/22/2029 (b)(f)	341,029
250,000	Series 2013-IA, 2.649% (3 Month LIBOR USD + 1.290%), 04/15/2029 (b)(f)	252,078
400,000	Series 2015-11, 2.539% (3 Month LIBOR USD + 1.180%), 01/15/2031 (b)(f)	400,520
320,000	LCM XXII Ltd.
	Series 2017-22A, 2.843% (3 Month LIBOR USD + 1.480%), 10/20/2028 (b)(f)	325,261
250,000	LCM XXV Ltd.
	Series 2017-25A, 2.524% (3 Month LIBOR USD + 1.210%), 07/20/2030 (b)(f)	252,178
100,000	Lendmark Funding Trust
	Series 2016-A, 3.260%, 04/21/2025 (b)(h)	100,484
261,000	Madison Park Funding XI, Ltd.
	Series 2013-11A, 2.523% (3 Month LIBOR USD + 1.160%), 07/23/2029 (b)(f)	261,852
401,000	Neuberger Berman CLO XVI-S Ltd.
	Series 2017-16SA, 2.572% (3 Month LIBOR USD + 0.850%), 01/15/2028 (b)(f)	401,000
	NRZ Advance Receivables Trust
147,000	Series 2016-T2, 2.575%, 10/15/2049 (b)	145,780
136,000	Series 2016-T4, 3.107%, 12/15/2050 (b)	135,394
120,000	Series 2017-T1, 3.214%, 02/15/2051 (b)	120,263
275,000	OCP CLO Ltd.
	Series 2015-8R, 2.203% (3 Month LIBOR USD + 0.850%), 04/17/2027 (b)(f)	275,244
362,577	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 2.473% (3 Month LIBOR USD + 1.120%), 07/17/2025 (b)(f)	363,642
250,000	Octagon Investment Partners XXI Ltd.
	Series 2014-1A, 2.763% (3 Month LIBOR USD + 1.350%), 11/16/2026 (b)(f)	251,386
246,273	OHA Credit Partners VIII, Ltd.
	Series 2013-8A, 2.483% (3 Month LIBOR USD + 1.120%), 04/20/2025 (b)(f)	247,190
120,000	OneMain Financial Issuance Trust
	Series 2017-1-A1, 2.370%, 09/14/2032 (b)	119,002
450,000	OZLM Funding V Ltd.
	Series 2013-5A, 2.483% (3 Month LIBOR USD + 1.130%), 01/17/2026 (b)(f)	450,084
300,000	OZLM XII Ltd.
	Series 2015-12A, 2.828% (3 Month LIBOR USD + 1.450%), 04/30/2027 (b)(f)	301,448
43,246	Prestige Auto Receivables Trust
	Series 2014-1A, 1.910%, 04/15/2020 (b)	43,248
10,565	Santander Drive Auto Receivables Trust
	Series 2015-2, 1.830%, 01/15/2020	10,565
250,000	Shackleton
	Series 2014-6A, 2.513% (3 Month LIBOR USD + 1.160%), 07/17/2026 (b)(f)	250,500
54,790	SoFi Consumer Loan Program LLC
	Series 2016-2, 3.090%, 10/27/2025 (b)(h)	55,726
255,000	Sound Point CLO IV Ltd.
	Series 2013-3A, 2.463% (3 Month LIBOR USD + 1.100%), 01/21/2026 (b)(f)	255,047
401,000	Sound Point CLO XVIII Ltd.
	Series 2018-18A, 2.864% (3 Month LIBOR USD + 1.120%), 01/21/2031 (b)(f)	401,000
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (b)	124,033
	Voya CLO Ltd.
400,000	Series 2014-3A, 2.236% (3 Month LIBOR USD + 0.720%), 07/25/2026 (b)(f)	400,000
480,000	Series 2015-1A, 2.404% (3 Month LIBOR USD + 0.900%), 01/18/2029 (b)(f)	480,000
80,000	Wendys Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (b)(h)	80,156
230,000	World Omni Auto Receivables Trust
	Series 2017-B, 1.950%, 02/15/2023	228,128

400,000	Z Capital Credit Partners CLO Ltd.
	Series 2015-1A, 2.672% (3 Month LIBOR USD + 0.950%), 07/16/2027 (b)(f)	400,000

	Total Asset Backed Securities (Cost $17,506,562)	17,481,750

	COLLATERALIZED MORTGAGE OBLIGATIONS—9.05%
230,000	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (a)(b)	229,999
	Angel Oak Mortgage Trust LLC
47,812	Series 2017-2, 2.478%, 07/25/2047 (a)(b)	47,509
31,881	Series 2017-1, 2.810%, 01/25/2047 (a)(b)	31,741
48,715	Series 2017-3, 2.708%, 11/25/2047 (a)(b)	48,474
	BANK 2017-BNK9
110,000	Series 2017-BNK8, 3.488%, 11/17/2050	113,054
384,000	Series 2017-BNK9, 3.538%, 11/17/2054	396,640
	Bayview Opportunity Master Fund
90,629	Series 2017-SPL5A, 3.500%, 07/28/2057 (a)(b)	92,157
103,802	Series 2017-SPL1A, 4.000%, 10/28/2064 (a)(b)	107,425
88,245	Series 2017-SPL3, 4.000%, 11/28/2053 (a)(b)	91,327
125,342	Series 2017-RT4A, 3.500%, 07/28/2057 (a)(b)	128,242
93,694	Series 2017-RT3A, 3.500%, 01/28/2058 (a)(b)	95,938
126,729	Series 2017-RT6, 3.500%, 10/28/2057 (b)	129,640
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 2.327% (1 Month LIBOR USD + 0.850%), 08/15/2036 (b)(f)	132,380
96,000	Series 2017-C1, 3.674%, 02/17/2050	100,411
92,000	CD Mortgage Trust
	Series 2017-CD4, 3.514%, 05/12/2050 (a)	95,277
153,000	CFCRE Commercial Mortgage Trust
	Series 2017-C8, 3.572%, 06/17/2050	156,773
52,607	Chase Mortgage Finance Trust
	Series 2007-A1, 3.625%, 02/25/2037 (a)	51,414
119,368	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (a)(b)	120,035
	Citigroup Commercial Mortgage Trust
407,000	Series 2016-P4, 2.902%, 07/12/2049	402,834
383,000	Series 2016-P6, 3.720%, 12/10/2049 (a)	402,848
66,528	COLT Mortgage Loan Trust
	Series 2017-1, 2.614%, 05/27/2047 (a)(b)	66,737
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (b)	128,746
	CHL Mortgage Pass-Through Trust
12,765	Series 2004-HYB6, 3.484%, 11/20/2034 (a)	13,049
87,527	Series 2005-11, 2.152% (1 Month LIBOR USD + 0.600%), 03/25/2035 (f)	81,110
47,952	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (a)(b)	48,492
394,000	DBJPM Mortgage Trust
	Series 2016-C3, 2.890%, 08/12/2049	389,541
94,899	Deephaven Residential Mortgage Trust
	Series 2017-3, 2.577%, 10/25/2047 (a)(b)	95,131
118,763	Finance of America Structured Securities Trust
	Series 2017-HBI, 2.321%, 11/25/2027 (a)(b)(j)(k)	118,763
390,375	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (b)	418,849
	FREMF Mortgage Trust
30,000	Series 2017-K728, 3.647%, 09/25/2024 (a)(b)	30,395
220,000	Series 2017-K729, 3.675%, 11/25/2024 (a)(b)	218,782

20,000	Series 2017-K68, 3.844%, 08/25/2027 (a)(b)	20,290
45,000	Series 2017-K69, 3.726%, 09/25/2027 (a)(b)	44,391
195,000	Series 2017-K71, 3.753%, 11/25/2027 (a)(b)	193,341
34,000	Series 2017-K66, 4.034%, 07/25/2027 (a)(b)	34,884
20,000	Series 2017-K67, 3.944%, 08/25/2027 (a)(b)	20,163
51,000	Series 2016-K722, 3.835%, 07/25/2049 (a)(b)	51,971
45,000	Series 2017-K726, 3.972%, 07/25/2049 (a)(b)	45,694
15,000	Series 2017-K64, 3.980%, 05/25/2050 (a)(b)	15,213
40,000	Series 2017-K65, 4.073%, 07/25/2050 (a)(b)	41,227
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (b)	149,655
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (b)	144,668
35,000	Series 2015-GC34, 3.506%, 10/13/2048	36,069
370,000	Series 2016-GS4, 3.442%, 11/15/2049 (a)	381,184
705,000	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	716,382
451,000	JPMDB Commercial Mortgage Securities Trust
	Series 2017-C7, 3.409%, 10/17/2050	463,951
383,401	Mill City Mortgage Loan Trust
	Series 2017-3, 2.750%, 01/25/2061 (a)(b)	383,883
403,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, 2.860%, 09/17/2049	396,382
	Morgan Stanley Capital I Trust
247,712	Series 2003-NC10, 2.572% (1 Month LIBOR USD + 1.020%), 10/25/2033 (h)(f)	245,946
185,000	Series 2014-MP, 3.469%, 08/11/2033 (b)	189,554
152,000	Series 2017-H1, 3.530%, 06/17/2050	157,458
	New Residential Mortgage Loan Trust
126,714	Series 2016-2, 3.750%, 11/25/2035 (a)(b)	130,048
100,893	Series 2016-4, 3.750%, 11/25/2056 (a)(b)	103,493
174,621	Series 2017-1, 4.000%, 02/25/2057 (a)(b)	180,679
154,960	Series 2017-2, 4.000%, 03/25/2057 (a)(b)	161,012
87,105	Series 2017-3, 4.000%, 04/25/2057 (a)(b)	90,134
99,778	Series 2017-4, 4.000%, 05/25/2057 (a)(b)	103,362
117,705	Series 2017-5, 3.052% (1 Month LIBOR USD + 1.500%), 06/25/2057 (b)(f)	121,088
123,112	Series 2017-6, 4.000%, 08/25/2057 (a)(b)	126,897
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (b)	135,992
	SBA Tower Trust
210,000	Series 2013-1-2, 3.598%, 04/15/2043 (b)	209,922
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (b)	155,439
90,000	Series 2017-1, 3.168%, 04/15/2047 (b)	89,680
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	74,122
	Towd Point Mortgage Trust
230,929	Series 2015-6, 2.750%, 04/25/2055 (a)(b)	231,262
88,600	Series 2016-2, 2.750%, 08/25/2055 (a)(b)	88,796
102,239	Series 2016-3, 2.250%, 08/25/2055 (a)(b)	101,517
197,397	Series 2017-1, 2.750%, 10/25/2056 (a)(b)	197,637
112,720	Series 2017-5, 2.152% (1 Month LIBOR USD + 0.600%), 02/26/2057 (b)(f)	113,139
87,304	Series 2017-2, 2.750%, 04/25/2057 (a)(b)	87,348
92,608	Series 2017-3, 2.750%, 06/25/2057 (a)(b)	92,689
104,828	Series 2017-4, 2.750%, 06/25/2057 (a)(b)	104,655
98,745	Series 2017-6, 2.750%, 10/25/2057 (a)(b)	98,755
380,000	Wells Fargo Commercial Mortgage Trust
	Series 2017-RB1, 3.635%, 03/17/2050	396,082
540,000	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	554,258

	Total Collateralized Mortgage Obligations (Cost $12,068,748)	12,064,025

	CORPORATE OBLIGATIONS—27.77%
	Aerospace & Defense—0.03%
45,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	47,327

	Air Freight & Logistics—0.13%
	FedEx Corp.
50,000	4.100%, 02/01/2045	51,752
15,000	4.550%, 04/01/2046	16,540
105,000	4.400%, 01/15/2047	112,504

		180,796

	Airlines—0.07%
90,000	Delta Air Lines, Inc.
	3.625%, 03/15/2022	91,642

	Automobiles—0.43%
135,000	Ford Motor Co.
	5.291%, 12/08/2046 (c)	147,468
	General Motors Co.
15,000	6.250%, 10/02/2043	17,828
175,000	6.750%, 04/01/2046	221,113
130,000	5.400%, 04/01/2048	142,342
50,000	Nissan Motor Acceptance Corp.
	2.150%, 09/28/2020 (b)	49,607

		578,358

	Banks—6.45%
200,000	Banco Santander SA
	3.800%, 02/23/2028	200,446
	Bank of America Corp.
20,000	2.625%, 04/19/2021	20,111
100,000	2.369% (3 Month LIBOR USD + 0.660%), 07/21/2021 (f)	99,862
35,000	2.503%, 10/21/2022	34,651
545,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (f)	553,164
190,000	4.100%, 07/24/2023	201,922
45,000	4.000%, 01/22/2025	46,859
85,000	4.183%, 11/25/2027	88,927
85,000	3.705% (3 Month LIBOR USD + 1.510%), 04/24/2028 (c)(f)	87,346
100,000	6.110%, 01/29/2037	128,236
445,000	5.000%, 01/21/2044	538,811
	Citigroup, Inc.
240,000	2.700%, 10/27/2022	237,702
55,000	2.522% (3 Month LIBOR USD + 1.100%), 05/17/2024 (f)	55,888
360,000	3.700%, 01/12/2026	371,265
45,000	3.200%, 10/21/2026	44,699
235,000	4.300%, 11/20/2026	246,198
75,000	4.450%, 09/29/2027	79,497
325,000	3.887% (3 Month LIBOR USD + 1.560%), 01/10/2028 (f)	336,785
35,000	3.520% (3 Month LIBOR USD + 1.150%), 10/27/2028 (f)	35,238
	Deutsche Bank AG
205,000	2.700%, 07/13/2020	204,120
100,000	3.300%, 11/16/2022	99,601
280,000	European Investment Bank
	2.375%, 06/15/2022	280,547
120,000	Fifth Third Bancorp
	2.875%, 07/27/2020	121,341

570,000	HSBC Holdings Plc
	3.262% (3 Month LIBOR USD + 1.060%), 03/13/2023 (f)	578,273
	JPMorgan Chase & Co.
80,000	2.595% (3 Month LIBOR USD + 1.230%), 10/24/2023 (f)	82,135
225,000	3.220% (3 Month LIBOR USD + 1.160%), 03/01/2025 (f)	226,944
170,000	3.300%, 04/01/2026	171,520
90,000	2.950%, 10/01/2026	88,503
310,000	3.782% (3 Month LIBOR USD + 1.340%), 02/01/2028 (f)	321,607
240,000	3.882% (3 Month LIBOR USD + 1.360%), 07/24/2038 (f)	247,221
	Royal Bank of Canada
185,000	2.125%, 03/02/2020	184,503
120,000	2.150%, 10/26/2020	119,273
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022 (b)	238,055
385,000	The Bank of Nova Scotia
	2.125%, 09/11/2019	384,681
200,000	UBS AG
	2.450%, 12/01/2020 (b)	199,509
	Wells Fargo & Co.
195,000	2.150%, 01/30/2020	194,631
160,000	2.550%, 12/07/2020	160,716
150,000	2.625%, 07/22/2022	149,289
120,000	3.000%, 04/22/2026	117,860
135,000	3.000%, 10/23/2026	132,473
390,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (f)	398,062
206,000	5.606%, 01/15/2044	254,545
105,000	4.400%, 06/14/2046	111,012
115,000	4.750%, 12/07/2046	128,845

		8,602,873

	Beverages—0.23%
65,000	Anheuser—Busch InBev Worldwide, Inc.
	8.200%, 01/15/2039	103,692
	Constellation Brands, Inc.
115,000	2.700%, 05/09/2022	114,554
80,000	2.650%, 11/07/2022	79,239
5,000	4.500%, 05/09/2047	5,507

		302,992

	Biotechnology—0.19%
	Amgen, Inc.
45,000	2.650%, 05/11/2022	44,925
125,000	4.400%, 05/01/2045 (c)	136,556
80,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	79,040

		260,521

	Capital Markets—2.67%
90,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	90,373
	Morgan Stanley
75,000	2.625%, 11/17/2021	74,699
35,000	2.750%, 05/19/2022	34,893
350,000	3.700%, 10/23/2024	361,990
190,000	3.125%, 07/27/2026	187,612
40,000	4.350%, 09/08/2026	41,990
50,000	3.950%, 04/23/2027	50,872
580,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (c)(f)	586,045
15,000	3.971% (3 Month LIBOR USD + 1.460%), 07/22/2038 (f)	15,586

155,000	The Bank of New York Mellon Corp.
	2.661% (3 Month LIBOR USD + 0.630%), 05/16/2023 (f)	155,013
	The Goldman Sachs Group, Inc.
95,000	2.750%, 09/15/2020	95,535
80,000	2.600%, 12/27/2020	80,048
35,000	2.875%, 02/25/2021	35,284
50,000	2.350%, 11/15/2021	49,287
275,000	2.876% (3 Month LIBOR USD + 0.820%), 10/31/2022 (f)	274,360
390,000	2.908% (3 Month LIBOR USD + 1.050%), 06/05/2023 (c)(f)	387,806
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (f)	54,674
155,000	4.000%, 03/03/2024	162,750
140,000	3.500%, 01/23/2025	142,345
150,000	3.272% (3 Month LIBOR USD + 1.200%), 09/29/2025 (f)	149,530
255,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (c)(f)	258,994
140,000	6.750%, 10/01/2037	187,752
40,000	6.250%, 02/01/2041	54,015
5,000	4.750%, 10/21/2045 (c)	5,741
25,000	Willis North America, Inc.
	3.600%, 05/15/2024	25,450

		3,562,644

	Chemicals—0.03%
45,000	The Sherwin—Williams Co.
	3.125%, 06/01/2024	45,312

	Commercial Services & Supplies—0.15%
150,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (b)	201,188

	Communications Equipment—0.06%
75,000	QUALCOMM, Inc.
	3.000%, 05/20/2022	75,114

	Consumer Finance—0.40%
	American Express Credit Corp.
105,000	1.875%, 05/03/2019	104,599
90,000	2.200%, 03/03/2020	89,756
125,000	John Deere Capital Corp.
	1.950%, 06/22/2020	124,158
	Toyota Motor Credit Corp.
145,000	2.125%, 07/18/2019	145,037
70,000	2.600%, 01/11/2022	70,416

		533,966

	Diversified Financial Services—0.99%
	Anheuser—Busch InBev Finance, Inc.
385,000	3.650%, 02/01/2026	397,987
95,000	4.900%, 02/01/2046	110,545
	BAT Capital Corp.
180,000	2.297%, 08/14/2020 (b)	179,123
50,000	4.390%, 08/15/2037 (b)	52,676
40,000	BAT International Finance Plc
	2.750%, 06/15/2020 (b)	40,219
75,000	Caterpillar Financial Services Corp.
	1.850%, 09/04/2020	74,153
175,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (b)	174,928
200,000	Imperial Brands Finance Plc
	3.750%, 07/21/2022 (b)	206,889

30,000	Kinder Morgan Finance Co. LLC
	6.000%, 01/15/2018 (b)	30,035
45,000	Shell International Finance BV
	4.375%, 05/11/2045	50,723

		1,317,278

	Diversified Telecommunication Services—1.63%
	AT&T, Inc.
175,000	4.450%, 04/01/2024	185,361
80,000	3.400%, 08/14/2024	80,527
300,000	3.900%, 08/14/2027	302,593
235,000	4.500%, 05/15/2035	234,304
125,000	6.350%, 03/15/2040	148,237
165,000	4.750%, 05/15/2046	161,999
145,000	5.150%, 02/14/2050	147,383
	Verizon Communications, Inc.
355,000	4.125%, 03/16/2027	370,872
140,000	4.500%, 08/10/2033	147,250
20,000	4.812%, 03/15/2039	20,994
260,000	4.862%, 08/21/2046	271,885
105,000	4.522%, 09/15/2048	103,813
5,000	4.672%, 03/15/2055	4,848

		2,180,066

	Electric Utilities—1.75%
65,000	Alabama Power Co.
	2.450%, 03/30/2022	64,631
45,000	Duke Energy Carolinas LLC
	2.500%, 03/15/2023	44,630
	Duke Energy Corp.
375,000	3.550%, 09/15/2021	387,325
145,000	3.750%, 09/01/2046	144,018
60,000	Duke Energy Florida LLC
	3.400%, 10/01/2046	58,292
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	72,364
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	256,959
5,000	Emera US Finance LP
	4.750%, 06/15/2046	5,496
185,000	Exelon Corp.
	2.450%, 04/15/2021	184,306
220,000	FirstEnergy Corp.
	3.900%, 07/15/2027	225,860
20,000	Fortis, Inc.
	2.100%, 10/04/2021	19,540
85,000	Georgia Power Co.
	2.400%, 04/01/2021	84,275
20,000	Oncor Electric Delivery Co. LLC
	7.000%, 09/01/2022	23,656
	Pacific Gas & Electric Co.
155,000	6.050%, 03/01/2034	195,691
180,000	4.750%, 02/15/2044	200,003
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	106,411
31,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	35,643

	The Southern Co.
30,000	1.850%, 07/01/2019	29,829
155,000	2.150%, 09/01/2019	154,600
20,000	2.950%, 07/01/2023	20,035
25,000	4.400%, 07/01/2046	26,734

		2,340,298

	Engineering & Construction—0.15%
200,000	Mexico City Airport Trust
	3.875%, 04/30/2028 (b)	198,000

	Food & Staples Retailing—0.46%
	CVS Health Corp.
220,000	2.125%, 06/01/2021	214,875
59,000	3.875%, 07/20/2025	60,858
165,000	2.875%, 06/01/2026	158,488
55,000	5.125%, 07/20/2045	63,279
40,000	Sysco Corp.
	2.500%, 07/15/2021	39,925
80,000	Wal—Mart Stores, Inc.
	1.900%, 12/15/2020	79,519

		616,944

	Food Products—0.25%
	Kraft Heinz Foods Co.
55,000	2.000%, 07/02/2018	55,005
40,000	2.800%, 07/02/2020	40,254
185,000	5.000%, 07/15/2035	202,569
35,000	4.375%, 06/01/2046	34,809

		332,637

	Gas Utilities—0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,691

	Health Care Equipment & Supplies—0.53%
75,000	Abbott Laboratories
	2.800%, 09/15/2020	75,552
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	206,915
100,000	3.363%, 06/06/2024	100,420
	Medtronic, Inc.
46,000	4.375%, 03/15/2035	51,953
65,000	4.625%, 03/15/2045	75,914
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	68,959
125,000	2.875%, 09/23/2023	123,045

		702,758

	Health Care Providers & Services—0.94%
	Anthem, Inc.
150,000	2.500%, 11/21/2020	149,791
200,000	3.650%, 12/01/2027	204,279
	Cardinal Health, Inc.
20,000	1.950%, 06/15/2018	19,991
110,000	2.616%, 06/15/2022	108,274
215,000	3.200%, 03/15/2023	215,480

95,000	Catholic Health Initiatives
	2.600%, 08/01/2018	95,316
	Cigna Corp.
30,000	3.050%, 10/15/2027	29,529
25,000	3.875%, 10/15/2047	25,139
60,000	Humana, Inc.
	2.500%, 12/15/2020	59,996
	UnitedHealth Group, Inc.
55,000	1.700%, 02/15/2019	54,809
70,000	3.350%, 07/15/2022	72,330
135,000	3.950%, 10/15/2042	140,655
40,000	4.750%, 07/15/2045	47,364
10,000	4.250%, 04/15/2047	11,034
15,000	3.750%, 10/15/2047	15,345

		1,249,332

	Hotels, Restaurants & Leisure—0.03%
	McDonald’s Corp.
20,000	4.600%, 05/26/2045	22,416
15,000	4.875%, 12/09/2045	17,446

		39,862

	Industrial Conglomerates—0.15%
195,000	E. I. du Pont Nemours and Co.
	2.200%, 05/01/2020	194,894

	Insurance—0.36%
105,000	American International Group, Inc.
	4.125%, 02/15/2024	111,094
45,000	CNA Financial Corp.
	3.450%, 08/15/2027	44,436
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	73,826
13,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (b)	21,582
	New York Life Global Funding
130,000	1.950%, 02/11/2020 (b)	129,196
40,000	2.000%, 04/13/2021 (b)	39,494
55,000	Trinity Acquisition Plc
	4.400%, 03/15/2026	58,265

		477,893

	Internet & Direct Marketing Retail—0.30%
	Amazon.com, Inc.
20,000	1.900%, 08/21/2020 (b)	19,849
15,000	2.800%, 08/22/2024 (b)	14,977
275,000	3.875%, 08/22/2037 (b)	292,799
60,000	4.950%, 12/05/2044	73,223

		400,848

	Internet Software & Services—0.15%
200,000	Alibaba Group Holding Ltd.
	3.400%, 12/06/2027 (c)	200,201

	IT Services—0.29%
	Visa, Inc.
165,000	2.800%, 12/14/2022	167,529
160,000	3.150%, 12/14/2025	163,735
45,000	4.300%, 12/14/2045	51,336

		382,600

	Life Sciences Tools & Services—0.13%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	161,176
10,000	2.950%, 09/19/2026	9,736

		170,912

	Machinery—0.03%
35,000	Fortive Corp.
	2.350%, 06/15/2021	34,722

	Media—1.66%
175,000	21st Century Fox America, Inc.
	4.500%, 02/15/2021	185,096
	Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	3.579%, 07/23/2020	15,289
115,000	4.464%, 07/23/2022	120,105
5,000	4.908%, 07/23/2025	5,324
230,000	3.750%, 02/15/2028	220,845
210,000	6.484%, 10/23/2045	245,690
235,000	5.375%, 05/01/2047	241,848
	Comcast Corp.
15,000	3.375%, 08/15/2025	15,409
240,000	3.150%, 03/01/2026	242,035
50,000	3.400%, 07/15/2046	47,434
	Cox Communications, Inc.
375,000	3.250%, 12/15/2022 (b)	376,165
80,000	3.150%, 08/15/2024 (b)	78,908
5,000	3.350%, 09/15/2026 (b)	4,895
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	45,711
125,000	4.900%, 03/11/2026 (c)	133,571
28,000	Scripps Networks Interactive, Inc.
	3.950%, 06/15/2025	28,434
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	31,372
50,000	4.500%, 09/15/2042	47,081
60,000	Time Warner, Inc.
	2.950%, 07/15/2026	56,854
	Viacom, Inc.
55,000	4.250%, 09/01/2023	56,222
25,000	4.375%, 03/15/2043	21,720

		2,220,008

	Metals & Mining—0.15%
	Vale Overseas Ltd.
65,000	6.250%, 08/10/2026	75,465
100,000	6.875%, 11/10/2039	123,125

		198,590

	Multi—Utilities—0.45%
175,000	CenterPoint Energy, Inc.
	2.500%, 09/01/2022	172,555
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	160,163
240,000	2.850%, 08/15/2026 (c)	232,216
40,000	DTE Energy Co.
	1.500%, 10/01/2019	39,382

		604,316

	Oil, Gas & Consumable Fuels—2.86%
	Anadarko Petroleum Corp.
50,000	8.700%, 03/15/2019	53,624
15,000	6.950%, 06/15/2019	15,931
210,000	3.450%, 07/15/2024	209,435
45,000	4.500%, 07/15/2044	45,016
10,000	6.600%, 03/15/2046	12,909
5,000	Andeavor Logistics LP
	3.500%, 12/01/2022	4,996
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
	4.250%, 12/01/2027	121,268
5,000	Apache Corp.
	4.250%, 01/15/2044	4,863
	Canadian Natural Resources Ltd.
80,000	3.800%, 04/15/2024	82,497
170,000	3.900%, 02/01/2025	175,286
25,000	3.850%, 06/01/2027	25,566
15,000	6.500%, 02/15/2037	19,091
10,000	6.250%, 03/15/2038 (c)	12,527
55,000	Cenovus Energy, Inc.
	4.250%, 04/15/2027	54,972
20,000	Concho Resources, Inc.
	3.750%, 10/01/2027	20,277
65,000	ConocoPhillips Co.
	4.950%, 03/15/2026	73,903
160,000	Devon Financing Co. LLC
	7.875%, 09/30/2031	220,157
45,000	Enbridge, Inc.
	3.700%, 07/15/2027	45,278
280,000	Encana Corp.
	3.900%, 11/15/2021	288,011
	Energy Transfer LP
10,000	5.950%, 10/01/2043	10,668
105,000	5.300%, 04/15/2047	104,572
	Hess Corp.
30,000	5.600%, 02/15/2041	32,459
155,000	5.800%, 04/01/2047	173,117
	Kinder Morgan, Inc.
25,000	3.150%, 01/15/2023	24,877
195,000	5.550%, 06/01/2045 (c)	214,181
	Marathon Oil Corp.
35,000	2.700%, 06/01/2020	35,025
220,000	4.400%, 07/15/2027	230,353
	MPLX LP
50,000	4.125%, 03/01/2027 (c)	51,307
100,000	5.200%, 03/01/2047	110,168
10,000	Noble Energy, Inc.
	4.950%, 08/15/2047	10,744
	Petroleos Mexicanos
15,000	6.375%, 02/04/2021	16,343
25,000	6.500%, 03/13/2027 (b)	27,356
45,000	5.500%, 06/27/2044	41,511
152,000	6.750%, 09/21/2047	159,045

	Phillips 66 Partners LP
115,000	3.550%, 10/01/2026	114,191
10,000	3.750%, 03/01/2028	10,026
50,000	Sabine Pass Liquefaction LLC
	4.200%, 03/15/2028	50,689
	Sunoco Logistics Partners Operations LP
125,000	4.250%, 04/01/2024	127,602
5,000	5.300%, 04/01/2044	4,952
5,000	5.350%, 05/15/2045	4,986
140,000	5.400%, 10/01/2047	141,464
205,000	Valero Energy Corp.
	3.400%, 09/15/2026	206,209
	Williams Partners LP
230,000	3.600%, 03/15/2022	235,489
195,000	3.750%, 06/15/2027	195,783

		3,818,724

	Pharmaceuticals—0.59%
	Allergan Funding SCS
225,000	3.450%, 03/15/2022	228,826
90,000	3.800%, 03/15/2025	91,764
	Johnson & Johnson
155,000	2.625%, 01/15/2025	154,361
75,000	3.550%, 03/01/2036	77,909
55,000	3.625%, 03/03/2037	58,226
	Mylan NV
55,000	3.000%, 12/15/2018	55,307
60,000	3.750%, 12/15/2020	61,353
5,000	3.150%, 06/15/2021	5,032
	Teva Pharmaceutical Finance Netherlands III BV
25,000	1.700%, 07/19/2019	24,299
25,000	2.200%, 07/21/2021	22,856
5,000	2.800%, 07/21/2023	4,359

		784,292

	Real Estate Management & Development—0.15%
	American Tower Corp.
25,000	3.450%, 09/15/2021	25,574
15,000	2.250%, 01/15/2022	14,624
45,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	45,805
50,000	Crown Castle International Corp.
	3.400%, 02/15/2021	51,099
60,000	Ventas Realty LP
	2.700%, 04/01/2020	60,295

		197,397

	Road & Rail—0.37%
	Burlington Northern Santa Fe, LLC
135,000	3.650%, 09/01/2025	142,104
20,000	3.900%, 08/01/2046	21,281
45,000	4.125%, 06/15/2047	49,436
110,000	CSX Corp.
	3.250%, 06/01/2027	110,114
160,000	Union Pacific Corp.
	4.100%, 09/15/2067	167,470

		490,405

	Semiconductors & Semiconductor Equipment—0.91%
	Applied Materials, Inc.
15,000	3.300%, 04/01/2027	15,274
10,000	4.350%, 04/01/2047	11,247
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
80,000	2.375%, 01/15/2020 (b)	79,498
160,000	3.000%, 01/15/2022 (b)	158,794
285,000	3.625%, 01/15/2024 (b)	283,781
	Intel Corp.
30,000	1.700%, 05/19/2021	29,477
185,000	3.300%, 10/01/2021	191,954
170,000	2.350%, 05/11/2022	169,560
10,000	4.100%, 05/19/2046	11,056
59,000	3.734%, 12/08/2047 (b)	61,434
140,000	Lam Research Corp.
	2.800%, 06/15/2021	140,991
65,000	Qualcomm, Inc.
	2.100%, 05/20/2020	64,749

		1,217,815

	Software—0.47%
	Microsoft Corp.
50,000	2.375%, 02/12/2022	49,948
15,000	3.300%, 02/06/2027	15,490
155,000	4.450%, 11/03/2045	182,131
90,000	3.700%, 08/08/2046	94,075
	Oracle Corp.
30,000	2.950%, 11/15/2024	30,242
155,000	4.300%, 07/08/2034	172,564
25,000	3.900%, 05/15/2035	26,532
50,000	3.800%, 11/15/2037	52,547

		623,529

	Specialty Retail—0.20%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	144,829
65,000	5.875%, 12/16/2036	88,124
5,000	3.500%, 09/15/2056	4,825
25,000	Lowe’s Cos., Inc.
	3.700%, 04/15/2046	25,168

		262,946

	Technology Hardware, Storage & Peripherals—0.42%
	Apple, Inc.
185,000	2.400%, 05/03/2023	183,233
5,000	3.000%, 02/09/2024	5,068
20,000	3.350%, 02/09/2027	20,511
85,000	3.450%, 02/09/2045	83,170
190,000	Hewlett Packard Enterprise Co.
	4.900%, 10/15/2025 (c)	200,906
70,000	Xerox Corp.
	3.625%, 03/15/2023	68,366

		561,254

	Tobacco—0.43%
	Altria Group, Inc.
40,000	4.250%, 08/09/2042	42,076
95,000	3.875%, 09/16/2046	94,513

	Philip Morris International, Inc.
170,000	2.625%, 03/06/2023	168,334
100,000	3.125%, 08/17/2027	99,923
	Reynolds American, Inc.
65,000	2.300%, 06/12/2018	65,084
80,000	5.850%, 08/15/2045	100,276

		570,206

	Wireless Telecommunication Services—0.12%
150,000	Telefonica Emisiones SAU
	4.103%, 03/08/2027	155,380

	Total Corporate Obligations (Cost $36,210,124)	37,036,531

	FOREIGN GOVERNMENT DEBT OBLIGATIONS—1.37%
335,000	Abu Dhabi Government International Bond
	3.125%, 10/11/2027 (b)	328,163
400,000	Japan Bank for International Cooperation
	2.125%, 07/21/2020	397,091
	Mexico Government International Bond
130,000	4.750%, 03/08/2044	131,755
68,000	5.750%, 10/12/2110	72,760
485,000	Oman Government International Bond
	5.375%, 03/08/2027 (b)	490,273
400,000	Saudi Government International Bond
	4.625%, 10/04/2047 (b)(c)	409,361

	Total Foreign Government Debt Obligations (Cost $1,825,325)	1,829,403

	MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY—28.30%
	Federal Home Loan Mortgage Corp.
7,418	Series 2590, 5.000%, 03/15/2018	7,425
744,280	Series K703, 2.699%, 05/25/2018	744,976
430	Pool #E9-9763 4.500%, 09/01/2018	436
243	Pool #E9-9764 4.500%, 09/01/2018	246
600,000	Series K705, 2.303%, 09/25/2018	600,900
877,943	Series K706, 2.323%, 10/25/2018	879,269
600,000	Series K709, 2.086%, 03/25/2019	600,222
43,365	Pool #D9-6291 4.500%, 09/01/2023	46,105
103,888	Pool #G1-3624 5.000%, 08/01/2024	109,154
82,000	Series K-068, 3.244%, 08/25/2027	84,475
1,500,000	Pool #TBA 3.000%, 01/15/2029 (d)	1,527,419
191,232	Series 2329, 6.500%, 06/15/2031	212,700
92,876	Series 2338, 6.500%, 07/15/2031	107,115
130,932	Pool #78-0447 3.034% (1 Year CMT Rate + 2.250%), 04/01/2033 (f)	138,627
107	Pool #A4-3129 5.500%, 02/01/2036	117
400,000	Pool #TBA 4.000%, 01/15/2041 (d)	418,313
1,100,000	Pool #TBA 3.500%, 01/15/2042 (d)	1,129,706
558,713	Pool #U9-0688 4.000%, 05/01/2042	589,655
407,901	Pool #G0-8635 3.000%, 04/01/2045	408,434
762,896	Pool #Q4-9389 3.500%, 07/01/2047	785,885
688,256	Pool #Q5-2093 3.500%, 11/01/2047	708,079
	Federal National Mortgage Association
60	Pool #685505 5.000%, 05/01/2018	61
66	Pool #705709 5.000%, 05/01/2018	67
54,878	Series 2014-C01, 3.152% (1 Month LIBOR USD + 1.600%), 01/25/2024 (f)	55,332
400,000	Pool #TBA 3.000%, 01/15/2026 (d)	407,453
653,740	Pool #AI4868 4.000%, 06/01/2026	684,598
588,519	Pool #AJ8325 3.000%, 12/01/2026	601,253
110,000	Pool #AN6110 3.000%, 07/01/2027	111,112

150,000	Pool #AN6257 3.160%, 08/01/2027	153,657
155,111	Pool #AN7376 2.880%, 11/01/2027	155,090
473,169	Pool #AL2877 3.500%, 01/01/2028	488,953
5,349	Pool #544859 2.528% (11th District Cost of Funds Index + 1.770%), 08/01/2029 (f)	5,423
83,265	Pool #BC4938 2.500%, 04/01/2031	83,202
140,029	Pool #786848 7.000%, 10/01/2031	160,750
284,113	Pool #AS9505 3.000%, 04/01/2032	289,627
4,571	Pool #727181 5.000%, 08/01/2033	4,993
2,130	Pool #730727 5.000%, 08/01/2033	2,326
628	Pool #741862 5.500%, 09/01/2033	697
786	Pool #766197 5.500%, 02/01/2034	872
155	Pool #776974 5.500%, 04/01/2034	173
148,265	Pool #888504 2.843% (1 Year CMT Rate + 2.080%), 04/01/2034 (f)	155,978
341,759	Pool #MA1870 4.500%, 04/01/2034	367,010
6,951	Pool #775776 5.500%, 05/01/2034	7,712
138,524	Pool #802783 3.362% (12 Month LIBOR USD + 1.610%), 10/01/2034 (f)	144,805
4,965	Pool #781629 5.500%, 12/01/2034	5,507
6,525	Pool #822815 5.500%, 04/01/2035	7,238
5,330	Pool #357850 5.500%, 07/01/2035	5,912
3,509	Pool #820242 5.000%, 07/01/2035	3,831
967	Pool #838452 5.500%, 09/01/2035	1,077
6,015	Pool #865854 6.000%, 03/01/2036	6,806
8,118	Pool #891474 6.000%, 04/01/2036	9,195
6,783	Pool #906000 6.000%, 01/01/2037	7,661
67	Pool #928062 5.500%, 02/01/2037	74
101	Pool #899119 5.500%, 04/01/2037	110
527,059	Pool #AS9772 3.500%, 06/01/2037	548,450
188	Pool #970131 5.500%, 03/01/2038	208
161	Pool #981313 5.500%, 06/01/2038	176
129	Pool #985108 5.500%, 07/01/2038	142
54	Pool #964930 5.500%, 08/01/2038	59
83	Pool #987032 5.500%, 08/01/2038	92
113	Pool #968371 5.500%, 09/01/2038	125
50	Pool #993050 5.500%, 12/01/2038	55
21,192	Pool #993579 4.000%, 05/01/2039	22,283
4,314	Pool #AA5840 4.000%, 06/01/2039	4,537
62,561	Pool #AA8715 4.000%, 06/01/2039	66,434
225,742	Pool #AD0586 4.500%, 12/01/2039	244,894
662,342	Pool #AD4062 5.000%, 05/01/2040	715,353
550,587	Pool #AD6929 5.000%, 06/01/2040	594,734
14,477	Pool #AD9896 4.000%, 08/01/2040	15,210
15,992	Pool #AB1500 4.000%, 09/01/2040	16,806
13,896	Pool #AD9856 4.000%, 09/01/2040	14,605
10,129	Pool #AE2559 4.000%, 09/01/2040	10,643
3,479	Pool #AE2562 4.000%, 09/01/2040	3,655
4,609	Pool #AE2566 4.000%, 09/01/2040	4,822
29,904	Pool #AE4124 4.000%, 10/01/2040	31,430
16,994	Pool #AE4888 4.000%, 10/01/2040	17,864
25,233	Pool #AE3916 4.000%, 11/01/2040	26,523
3,338	Pool #AE5147 4.000%, 11/01/2040	3,507
42,890	Pool #AE8715 4.000%, 11/01/2040	45,072
5,047	Pool #AH0006 4.000%, 12/01/2040	5,304
13,438	Pool #AH0020 4.000%, 12/01/2040	14,124
27,696	Pool #AH0599 4.000%, 12/01/2040	29,112
8,714	Pool #AH0601 4.000%, 12/01/2040	9,158
18,625	Pool #AH1263 4.000%, 01/01/2041	19,569

75,695	Pool #AL5233 4.000%, 01/01/2041	79,573
400,000	Pool #TBA 3.500%, 01/15/2041 (d)	410,719
400,000	Pool #TBA 4.500%, 01/15/2041 (d)	425,625
6,170	Pool #AH4659 4.000%, 02/01/2041	6,485
83,838	Pool #AH5653 4.000%, 02/01/2041	88,094
119,311	Pool #AL0934 5.000%, 02/01/2041	128,863
165,226	Pool #AD1889 4.500%, 03/01/2041	176,985
10,428	Pool #AH6150 4.000%, 03/01/2041	10,954
106,857	Pool #AL0215 4.500%, 04/01/2041	114,625
89,633	Pool #AL0187 5.000%, 05/01/2041	96,767
15,368	Pool #AL0456 5.000%, 06/01/2041	16,596
72,992	Pool #AI8842 4.500%, 08/01/2041	78,003
38,404	Pool #AL0815 4.000%, 09/01/2041	40,902
13,691	Pool #AJ1562 4.000%, 10/01/2041	14,585
13,497	Pool #AJ1972 4.000%, 10/01/2041	14,384
678,628	Pool #AJ2212 4.500%, 10/01/2041	731,219
19,022	Pool #AJ4756 4.000%, 10/01/2041	20,264
16,966	Pool #AJ3330 4.000%, 11/01/2041	18,074
17,903	Pool #AJ4549 4.000%, 11/01/2041	19,072
13,251	Pool #AJ4698 4.000%, 11/01/2041	14,117
25,934	Pool #AJ5424 4.000%, 11/01/2041	27,623
10,743	Pool #AJ7840 4.000%, 11/01/2041	11,444
17,885	Pool #AB3995 4.000%, 12/01/2041	19,053
17,109	Pool #AI0848 4.000%, 12/01/2041	18,227
14,637	Pool #AJ4187 4.000%, 12/01/2041	15,597
18,144	Pool #AJ5736 4.000%, 12/01/2041	19,329
10,650	Pool #AJ5968 4.000%, 12/01/2041	11,190
21,621	Pool #AJ6061 4.000%, 12/01/2041	23,033
14,049	Pool #AJ7868 4.000%, 12/01/2041	14,967
30,458	Pool #AJ8104 4.000%, 12/01/2041	32,442
18,776	Pool #AJ8109 4.000%, 12/01/2041	20,002
12,007	Pool #AJ8171 4.000%, 12/01/2041	12,791
22,226	Pool #AJ8341 4.000%, 12/01/2041	23,678
34,293	Pool #AJ8436 4.000%, 12/01/2041	36,533
13,001	Pool #AJ8912 4.000%, 12/01/2041	13,850
17,583	Pool #AJ9248 4.000%, 12/01/2041	18,731
17,244	Pool #AJ2446 4.000%, 01/01/2042	18,118
21,099	Pool #AJ7538 4.000%, 01/01/2042	22,477
5,971	Pool #AJ8001 4.000%, 01/01/2042	6,257
20,344	Pool #AJ8369 4.000%, 01/01/2042	21,673
18,471	Pool #AJ9162 4.000%, 01/01/2042	19,678
105,589	Pool #AJ9330 4.000%, 01/01/2042	112,484
11,442	Pool #AJ9779 4.000%, 01/01/2042	12,060
17,984	Pool #AK0170 4.000%, 01/01/2042	19,158
36,449	Pool #AK0543 4.000%, 01/01/2042	38,830
14,717	Pool #AK0563 4.000%, 01/01/2042	15,678
30,484	Pool #AK1827 4.000%, 01/01/2042	32,469
396,892	Pool #AL2752 5.000%, 03/01/2042	428,844
89,902	Pool #AB5529 4.000%, 07/01/2042	94,754
209,984	Pool #AB6228 3.500%, 09/01/2042	216,812
411,321	Pool #AQ9316 2.500%, 01/01/2043	398,966
1,133,541	Pool #AT2720 3.000%, 05/01/2043	1,140,472
847,364	Pool #AT5900 3.000%, 06/01/2043	852,165
468,686	Pool #AU1625 3.500%, 07/01/2043	483,777
761,058	Pool #AS5469 4.000%, 07/01/2045	801,466

906,092	Pool #AZ0832 4.000%, 07/01/2045	948,687
164,001	Pool #AS5597 3.500%, 08/01/2045	168,559
984,374	Pool #AS7170 3.500%, 05/01/2046	1,011,524
1,001,295	Pool #AS7242 3.500%, 05/01/2046	1,028,912
722,796	Pool #BC9468 3.000%, 06/01/2046	723,389
927,053	Pool #AS7492 4.000%, 07/01/2046	971,253
873,409	Pool #AS8299 3.000%, 11/01/2046	875,728
609,400	Pool #AS8947 3.500%, 03/01/2047	628,057
164,771	Pool #MA3038 4.500%, 06/01/2047	175,741
	Government National Mortgage Association
12,213	Pool #614436X 5.000%, 08/15/2033	13,143
36,154	Pool #736686X 5.000%, 02/15/2039	39,230
726,466	Pool #723248X 5.000%, 10/15/2039	799,376
500,000	Pool #TBA 3.500%, 01/15/2041 (d)	517,024
377,757	Pool #783403X 3.500%, 09/15/2041	391,032
1,300,000	Pool #TBA 4.000%, 01/15/2042 (d)	1,355,250
800,000	Pool #TBA 3.000%, 01/15/2043 (d)	807,313
1,400,000	Pool #TBA 3.500%, 01/15/2043 (d)	1,447,359
165,237	Pool #MA4587M 4.000%, 07/20/2047	172,490
370,098	Pool #MA4652M 3.500%, 08/20/2047	383,089
716,517	Pool #MA4778M 3.500%, 10/20/2047	741,669
576,857	Pool #MA4779M 4.000%, 10/20/2047	604,136
839,315	Pool #MA4780M 4.500%, 10/20/2047	887,898

	Total Mortgage Backed Securities—U.S. Government Agency (Cost $37,469,888)	37,744,152

	MUNICIPAL DEBT OBLIGATIONS—0.89%
	California, GO,
80,000	7.550%, 04/01/2039	126,210
160,000	7.350%, 11/01/2039	240,691
290,000	7.625%, 03/01/2040	454,822
45,000	7.600%, 11/01/2040	72,054
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	217,402
50,000	Illinois, GO,
	5.665%, 03/01/2018	50,273
15,000	University of California Medical Center, Revenue Bond,
	6.548%, 05/15/2048	21,325

	Total Municipal Debt Obligations (Cost $1,129,582)	1,182,777

	U.S. TREASURY OBLIGATIONS—26.16%
	U.S. Treasury Bonds—8.44%
943,249	0.125%, 07/15/2024 (g)(i)	932,460
3,589,762	0.375%, 07/15/2027 (g)	3,571,840
219,000	4.500%, 08/15/2039	286,150
320,000	4.375%, 11/15/2039	411,844
2,460,000	3.125%, 11/15/2041	2,645,269
545,000	3.625%, 08/15/2043	636,223
240,000	3.000%, 11/15/2045	252,103
2,365,000	2.500%, 05/15/2046	2,249,800
255,000	3.000%, 02/15/2047	268,233

	U.S. Treasury Notes—17.72%
810,000	0.750%, 07/15/2019	796,474
900,000	1.625%, 03/15/2020	894,621
3,265,000	2.250%, 03/31/2021	3,287,192
841,000	1.125%, 09/30/2021	811,500
2,165,000	2.000%, 11/15/2021	2,158,826
3,745,000	2.000%, 02/15/2022	3,727,665
3,585,000	1.875%, 07/31/2022	3,536,896
300,000	2.000%, 02/15/2023	296,976
510,000	1.500%, 03/31/2023	491,742
4,005,000	1.625%, 04/30/2023	3,883,442
3,220,000	2.375%, 08/15/2024 (i)	3,230,817
72,000	1.625%, 05/15/2026 (i)	67,828
455,000	2.000%, 11/15/2026	440,408

	Total U.S. Treasury Obligations (Cost $34,667,709)	34,878,309

Number of Shares
	SHORT TERM INVESTMENTS—0.61%
	Money Market Funds—0.61%
818,528	Deutsche Government Money Market Series—Institutional Shares Effective Yield, 1.29% (e)	818,528

	Total Short Term Investments (Cost $818,528)	818,528

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—1.63%
	Investments Purchased with Proceeds from Securities Lending—1.63%
2,168,803	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.61% (e)	2,168,803

	Total Investments Purchased with Proceeds from Securities Lending (Cost $2,168,803)	2,168,803

	Total Investments (Cost $143,865,269)—108.89%	145,204,278
	Liabilities in Excess of Other Assets—(8.89)%	(11,860,524)

	TOTAL NET ASSETS—100.00%	$133,343,754

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017
(b)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $23,868,572, which represents 17.90% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Security purchased on a when-issued basis. On December 31, 2017, the total value of investments purchased on a when-issued basis was $8,446,181 or 6.33% of total net assets.
(e)	Seven-day yield as of December 31, 2017.
(f)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $582,329, which represents 0.44% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(j)	This security was fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of this security at December 31, 2017 was $118,763, which represents 0.09% of total net assets.
(k)	Value determining using significant unobservable inputs.

Glossary of Terms

LIBOR	London Interbank Offered Rate

Schedule of Open Futures Contracts (Unaudited)

December 31, 2017

Description	Number of Contracts Purchased / (Sold)	Notional Value	Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 - Year Note Futures	29	6,209,172	$453	Mar-18	$(6,147)
U.S. Treasury 5 - Year Note Futures	75	8,712,305	7,031	Mar-18	(19,972)
U.S. Treasury 10 - Year Note Futures	(19)	(2,356,891)	(3,859)	Mar-18	7,540
U.S. Treasury Ultra Bond Futures	15	2,514,844	5,621	Mar-18	18,606

			$9,246		$27

Schedule of Open Swap Contracts (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection(1)

December 31, 2017

	Implied Credit	Fixed						Upfront	Unrealized
	Spread at	Pay	Maturity		Payment	Notional	Fair	Premiums	Appreciation
Reference Obligation	12/31/2017(2)	Rate	Date	Counterparty	Frequency	Amount(3)	Value	Paid (Received)	(Depreciation)
CDX NA IG S29 Index*	0.49	1.000%	12/20/2022	Morgan Stanley	Quarterly	$4,325,000	$103,058	$95,657	$7,401

							$103,058	$95,657	$7,401

Interest Rate Swaps (Unaudited)

December 31, 2017

								Upfront	Unrealized
Pay/Receive		Pay	Maturity		Payment	Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Rate	Date	Counterparty	Frequency	Amount	Value	Paid (Received)	(Depreciation)
Receive	3-MO-USD-LIBOR**	2.250%	9/21/2026	Morgan Stanley	Quarterly	$4,143,000	$35,314	($181,289)	$216,603
Receive	3-MO-USD-LIBOR**	2.750%	12/20/2047	Morgan Stanley	Quarterly	$775,000	($42,882)	($30,936)	($11,946)

							($7,568)	($212,225)	$204,657

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2017

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS—97.83%
	Alabama—0.45%
$100,000	The Lower Alabama Gas District, Series A, Revenue Bond,
	5.000%, 09/01/2034	$124,575

	Arizona—2.44%
	Arizona Board of Regents, Refunding, Revenue Bond,
145,000	5.000%, 07/01/2028	164,611
55,000	5.000%, 07/01/2028	62,261
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	161,229
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,110
30,000	5.000%, 06/15/2052	29,901
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	188,004
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	41,133

		682,249

	Arkansas—0.95%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	264,265

	California—12.80%
500,000	California, GO,
	6.500%, 04/01/2033	531,270
300,000	California, Refunding, GO,
	5.000%, 11/01/2043	345,702
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2042	114,505
195,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond,
	6.400%, 08/15/2045	215,338
200,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	236,708
	California Statewide Communities Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	187,290
150,000	5.250%, 12/01/2056	166,554
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	340,542
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	107,355
100,000	Golden State Tobacco Securitization Corp., Series A-1, Refunding, Revenue Bond,
	5.000%, 06/01/2024	114,914
500,000	Los Angeles Department of Airports, Series A, Revenue Bond,
	5.250%, 05/15/2029	525,120
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	367,235
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	321,693

		3,574,226

	Colorado—3.45%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	151,294

130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	151,327
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	317,555
300,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	342,849

		963,025

	Connecticut—0.73%
200,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	203,576

	Florida—5.06%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	320,025
100,000	Florida Development Finance Corp., Revenue Bond,
	5.625%, 01/01/2047 (a)	104,306
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	257,245
250,000	Miami-Dade County Health Facilities Authority, Revenue Bond,
	5.000%, 08/01/2047	288,468
355,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	380,801
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	48,587
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
	7.250%, 06/01/2034	12,081

		1,411,513

	Georgia—2.11%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	349,704
125,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond,
	6.250%, 11/01/2039	135,544
100,000	Marietta Development Authority, Prerefunded, Revenue Bond,
	7.000%, 06/15/2039	102,474

		587,722

	Illinois—9.50%
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	70,810
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	109,324
100,000	5.000%, 04/01/2046	108,917
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	102,910
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	103,231
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	81,551
	Illinois, GO,
20,000	5.000%, 05/01/2036	21,050
30,000	5.000%, 02/01/2039	31,472
195,000	Illinois, Refunding, GO,
	5.000%, 02/01/2026	213,554
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	31,318
150,000	Illinois, Series D, GO,
	5.000%, 11/01/2028	163,997
225,000	Illinois Finance Authority, Prerefunded, Revenue Bond,
	7.000%, 08/15/2044	243,855

160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	169,618
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	154,848
95,000	Metropolitan Pier & Exposition Authority, Revenue Bond,
	5.000%, 06/15/2057	103,466
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	115,258
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	171,603
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	500,865
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	153,667

		2,651,314

	Indiana—4.40%
500,000	Fishers Redevelopment District, Prerefunded, Revenue Bond,
	5.250%, 07/15/2034	536,575
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	117,438
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	293,785
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	142,921
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	137,832

		1,228,551

	Kentucky—0.99%
250,000	Kentucky Economic Development Finance Authority, Series A, Revenue Bond,
	5.000%, 06/01/2045	275,623

	Louisiana—0.84%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	235,738

	Maryland—1.78%
250,000	City of Baltimore, Refunding, Revenue Bond,
	5.000%, 09/01/2046	280,505
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	214,986

		495,491

	Massachusetts—0.70%
190,000	Massachusetts Development Finance Agency, Series A, Prerefunded, Revenue Bond,
	5.500%, 11/15/2036	196,667

	Michigan—0.40%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	112,510

	Minnesota—2.83%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	102,115
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	186,203
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	171,648
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	330,708

		790,674

	Missouri—2.26%
250,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	257,375
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	374,252

		631,627

	Montana—0.38%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	105,832

	Nebraska—2.86%
75,000	Central Plains Energy Project, Revenue Bond,
	5.000%, 09/01/2042	96,695
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	151,663
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	549,425

		797,783

	New Hampshire—0.48%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	133,272

	New Jersey—2.47%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	168,966
100,000	New Jersey Turnpike Authority, Revenue Bond,
	4.000%, 01/01/2043	106,709
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	27,563
395,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	384,880

		688,118

	New York—8.65%
325,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	356,389
90,000	Long Island Power Authority, Revenue Bond,
	5.000%, 09/01/2047	105,739
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	214,174
270,000	New York City, Series I, Unrefunded, GO,
	5.375%, 04/01/2036	282,741
140,000	New York City Industrial Development Agency, Revenue Bond,
	5.750%, 10/01/2036	139,986
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	44,514
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	112,192
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	281,740
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	645,985
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	230,001

		2,413,461

	North Carolina—1.30%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	364,019

	Ohio—4.53%
550,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	532,125
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	150,398
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	243,778
300,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	338,943

		1,265,244

	Pennsylvania—2.42%
350,000	Butler County Hospital Authority, Prerefunded, Revenue Bond,
	7.125%, 07/01/2029	377,846
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	220,356
65,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond,
	5.000%, 12/01/2047	75,951

		674,153

	South Carolina—1.67%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	466,336

	South Dakota—0.40%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	111,132

	Texas—9.35%
150,000	Aldine Independent School District, Refunding, Revenue Bond, PSF-GTD Insured,
	5.000%, 02/15/2045	177,845
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	225,066
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	115,354
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	227,278
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	222,502
350,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	372,617
300,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2043	354,036
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	117,918
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	112,506
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	221,984
200,000	7.500%, 06/30/2033	226,658
85,000	7.000%, 12/31/2038	101,356
115,000	6.750%, 06/30/2043	135,198

		2,610,318

	Utah—2.42%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	118,230
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	557,590

		675,820

	Virginia—1.96%
400,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	548,248

	Washington—2.23%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	366,119
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	257,540

		623,659

	Wisconsin—5.02%
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	11,313
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	553,680
150,000	Wisconsin, Series A, Unrefunded, Revenue Bond,
	6.000%, 05/01/2033	158,777
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	113,106
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
155,000	5.000%, 07/01/2022	164,695
150,000	5.750%, 10/01/2031	152,722
225,000	5.250%, 05/15/2047	245,840

		1,400,133

	Total Municipal Debt Obligations (Cost $25,498,550)	27,306,874

Number of Shares
	SHORT TERM INVESTMENTS—1.42%
	Money Market Funds—1.42%
397,718	Government TaxAdvantage Portfolio—Institutional Shares
	Effective Yield, 1.07% (b)	397,718

	Total Short Term Investments (Cost $397,718)	397,718

	Total Investments (Cost $25,896,268)—99.25%	27,704,592
	Other Assets and Liabilities—0.75%	208,836

	TOTAL NET ASSETS—100.00%	$27,913,428

Percentages are stated as a percent of net assets.

(a)	Adjustable Rate Security – The rate is determined by the Remarketing Agent.
(b)	Seven-day yield as of December 31, 2017.

Glossary of Terms

CMI	California Mortgage Insurance
GO	General Obligation
PSF-GTD	Texas Permanent School Fund

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including futures and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2017:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$286,724,786	$—	$—	$286,724,786
Investment Companies	8,526,035	—	—	8,526,035
Real Estate Investment Trusts	6,877,329	—	—	6,877,329
Short Term Investments	2,324,234	—	—	2,324,234
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	42,050,718

Total Investments in Securities	$304,452,384	$—	$—	$346,503,102

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,832,916	$5,997,967	$—	$10,830,883
Consumer Staples	4,952,213	3,883,250	—	8,835,463
Energy	1,566,799	4,836,854	—	6,403,653
Financials	2,314,507	17,482,415	—	19,796,922
Health Care	307,529	2,148,686	—	2,456,215
Industrials	116,267	4,185,323	—	4,301,590
Information Technology	7,148,414	23,030,287	—	30,178,701
Materials	947,155	3,630,410	—	4,577,565
Real Estate	—	2,870,186	—	2,870,186
Telecommunication Services	1,583,306	3,160,777	—	4,744,083
Utilities	395,801	1,187,382	—	1,583,183

Total Common Stocks	24,164,907	72,413,537	—	96,578,444
Investment Companies	11,108,791	—	—	11,108,791
Preferred Stocks
Consumer Staples	144,517	409,658	—	554,175
Energy	—	473,324	—	473,324
Financials	131,747	1,552,692	—	1,684,439
Information Technology	—	884,125	—	884,125
Materials	479,091	350,814	—	829,905
Total Preferred Stocks	755,355	3,670,613	—	4,425,968
Real Estate Investment Trusts	221,160	—	—	221,160
Short Term Investments	614,471	—	—	614,471
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	6,664,206

Total Investments in Securities	$36,864,684	$76,084,150	$—	$119,613,040

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$7,712,694
Transfers out of Level 1	(9,433,543)

Net Transfers into/(out of) Level 1	$(1,720,849)

Transfers into Level 2	$9,433,543
Transfers out of Level 2	(7,712,694)

Net Transfers into/(out of) Level 2	$1,720,849

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,128,109	$—	$0	$49,128,109
Investment Companies	1,593,828	—	—	1,593,828
Real Estate Investment Trusts	3,366,743	—	—	3,366,743
Rights	—	—	0	0
Short Term Investments	356,681	—	—	356,681
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	12,238,946

Total Investments in Securities	$54,445,361	$—	$—	$66,684,307

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2017	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of December 31, 2017	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2017.	$—	$—

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,494,835	$29,170,986	$—	$31,665,821
Consumer Staples	2,662,550	21,791,960	—	24,454,510
Energy	1,135,259	4,182,958	—	5,318,217
Financials	8,363,180	33,089,030	—	41,452,210
Health Care	2,379,757	15,918,306	—	18,298,063
Industrials	783,146	26,568,911	—	27,352,057
Information Technology	886,336	16,485,717	—	17,372,053
Materials	1,813,911	13,971,204	—	15,785,115
Real Estate	—	2,940,503	—	2,940,503
Telecommunication Services	675,008	4,322,903	—	4,997,911
Utilities	393,804	3,672,719	—	4,066,523

Total Common Stocks	21,587,786	172,115,197	—	193,702,983
Investment Companies	5,206,966	—	—	5,206,966
Participatory Notes	—	61,637	—	61,637
Preferred Stocks
Consumer Discretionary	—	64,314	467	64,781
Materials	—	319,186	—	319,186

Total Preferred Stocks	—	383,500	467	383,967
Real Estate Investment Trusts	—	845,547	—	845,547
Short Term Investments	1,015,830	—	—	1,015,830
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,828,570

Total Investments in Securities	$27,810,582	$173,405,881	$467	$203,045,500

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$3,071,223
Transfers out of Level 1	(856,479)

Net Transfers into/(out of) Level 1	$2,214,744

Transfers into Level 2	$856,479
Transfers out of Level 2	(3,071,223)

Net Transfers into/(out of) Level 2	$(2,214,744)

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Preferred Stock
Balance as of April 1, 2017	$0
Purchases	455
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	12
Transfers into/(out of) Level 3	—

Balance as of December 31, 2017	$467

Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2017.	$12

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$17,481,750	$—	$17,481,750
Collateralized Mortgage Obligations	—	11,945,262	118,763	12,064,025
Corporate Obligations	—	37,036,531	—	37,036,531
Foreign Government Debt Obligations	—	1,829,403	—	1,829,403
Mortgage Backed Securities—U.S. Government Agency	—	3,774,152	—	37,744,152
Municipal Debt Obligations	—	1,182,777	—	1,182,777
U.S. Treasury Obligations	—	34,878,309	—	34,878,309

Total Fixed Income	—	108,128,184	118,763	142,216,947
Short Term Investments	818,528	—	—	818,528
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,168,803

Total Investments in Securities	$818,528	$108,128,184	$118,763	$145,204,278

Other Financial Instruments**
Futures	$27	$—	$—	$27
Swaps	—	212,058	—	212,058

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Collateralized Mortgage Obligations
Balance as of April 1, 2017	$0
Purchases	135,000
Sales proceeds and paydowns	(16,237)
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of December 31, 2017	$118,763

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2017.	$—

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$27,306,874	$—	$27,306,874
Short Term Investments	397,718	—	—	397,718

Total Investments in Securities	$397,718	$27,306,874	$—	$27,704,592

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities—Values of Derivative Instruments as of December 31, 2017.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts—Swaps	Appreciation on swap agreements	$7,401	Depreciation on swap agreements	$—
Interest Rate Contracts—Swaps	Appreciation on swap agreements	216,603	Depreciation on swap agreements	11,946
Interest Rate Contracts—Futures*	Unrealized appreciation on futures contracts	26,146	Unrealized depreciation on futures contracts	26,119

Total		$250,150		$38,065

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount outstanding of futures and swaps during the period ended December 31, 2017 were as follows:

Long Positions		Short Positions
Futures	$8,103,160	Futures	($5,854,175)

Swaps	7,151,300	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2017, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending
Large Cap Core Fund	$42,050,718
Emerging Markets Fund	6,664,206
Small/Mid Cap Core Fund	12,238,946
World ex-US Fund	1,828,570
Core Fixed Income Fund	2,168,803
Tax-Exempt Fixed Income Fund	—

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/27/18

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	2/27/18